  As filed with the U.S. Securities and Exchange Commission on December 28, 2001

                                               Securities Act File No. 002-34552
                                       Investment Company Act File No. 811-01939


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933         /x/

                           Pre-Effective Amendment No.                       / /

                         Post-Effective Amendment No. 52                     /x/

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940     /x/

                                Amendment No. 39                             /x/
                        (Check appropriate box or boxes)


                         PILGRIM INVESTMENT FUNDS, INC.
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

           Kimberly A. Anderson                                 With copies to:
       ING Pilgrim Investments, LLC                         Jeffrey S. Puretz, Esq.
      7337 E. Doubletree Ranch Road                                 Dechert
           Scottsdale, AZ 85258                              1775 Eye Street, N.W.
 (Name and Address of Agent for Service)                     Washington, DC 20006


 It is proposed that this filing will become effective (check appropriate box):

/ /  Immediately upon filing pursuant to paragraph (b)      / /  on (date) pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)      /x/  on March 1, 2002 pursuant to paragraph (a)(1)
/ /  75 days after filing pursuant to paragraph (a)(2)      / /  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/ / This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                         PILGRIM INVESTMENT FUNDS, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

-     Cover Sheet

-     Contents of Registration Statement

-     Explanatory Note

-     Class A, B, C, M, and T U.S. Equity Prospectus

-     Class Q U.S. Equity Prospectus

-     Class I Prospectus

-     Part C

-     Signature Pages

                                EXPLANATORY NOTE

         This Post-Effective Amendment No. 52 to the Registration Statement (the "Amendment") on Form N-1A for Pilgrim Investment Funds, Inc. (the "Registrant") incorporates by reference the Registrant's Class A, B, C, M, and T Income Prospectus, the Class Q Income Prospectus, and the Statement of Additional Information for the Income series of the Registrant, each dated August 1, 2001, contained in the Registrant's Registration Statement on Form N-1A, which was filed with the U.S. Securities and Exchange Commission on July 31, 2001. This Amendment also incorporates by reference the Statement of Additional Information dated November 9, 2001 for the U.S. Equity series of the Registrant contained in the Registrant's Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission on November 9, 2001. This Amendment is being filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), for the purpose of amending the disclosure regarding the investment strategy for Pilgrim MagnaCap Fund, a series of the Registrant.

       PROSPECTUS

[GLOBE]
       March 1, 2002

       Classes A, B, C, M and T
                                                 DOMESTIC EQUITY GROWTH FUNDS
                                                 ING Growth + Value Fund
                                                 ING Growth Opportunities Fund
                                                 ING LargeCap Growth Fund
                                                 ING MidCap Growth Fund
                                                 ING MidCap Opportunities Fund
                                                 ING SmallCap Growth Fund
                                                 ING SmallCap Opportunities Fund
                                                 ING Research Enhanced Index
                                                 Fund
                                                 ING Internet Fund

                                                 DOMESTIC EQUITY VALUE FUNDS
                                                 ING Financial Services Fund
                                                 ING Large Company Value Fund
                                                 ING MagnaCap Fund
                                                 ING Tax Efficient Equity Fund

                                                 DOMESTIC EQUITY AND INCOME
                                                 FUNDS
                                                 ING Convertible Fund
                                                 ING Equity and Income Fund

       This prospectus contains
       important information about
       investing in the ING Funds.
       You should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       FDIC, the Federal Reserve
       Board or any other government
       agency and is affected by
       market fluctuations. There is
       no guarantee that the funds
       will achieve their objectives.
       As with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                          [ING FUNDS LOGO]
                                          (formerly the Pilgrim Funds)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET] OBJECTIVE



[COMPASS]INVESTMENT STRATEGY



[SCALE]  RISKS



[MONEY]  HOW THE
         FUND HAS
         PERFORMED



These pages contain a description of each of our Funds included in this prospectus, including each Fund's objective, investment strategy and risks.

You'll also find:

HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).

WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

    AN INTRODUCTION TO THE ING FUNDS                         1
    FUNDS AT A GLANCE                                        2

    DOMESTIC EQUITY GROWTH FUNDS
    ING Growth + Value Fund                                  4
    ING Growth Opportunities Fund                            6
    ING LargeCap Growth Fund                                 8
    ING MidCap Growth Fund                                  10
    ING MidCap Opportunities Fund                           12
    ING SmallCap Growth Fund                                14
    ING SmallCap Opportunities Fund                         16
    ING Research Enhanced Index Fund                        18
    ING Internet Fund                                       20

    DOMESTIC EQUITY VALUE FUNDS
    ING Financial Services Fund                             22
    ING Large Company Value Fund                            24
    ING MagnaCap Fund                                       26
    ING Tax Efficient Equity Fund                           28

    DOMESTIC EQUITY AND INCOME FUNDS
    ING Convertible Fund                                    30
    ING Equity and Income Fund                              32

    WHAT YOU PAY TO INVEST                                  34
    SHAREHOLDER GUIDE                                       41
    MANAGEMENT OF THE FUNDS                                 48
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      51
    MORE INFORMATION ABOUT RISKS                            52
    FINANCIAL HIGHLIGHTS                                    56
    WHERE TO GO FOR MORE INFORMATION                Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                   INTRODUCTION TO THE ING FUNDS
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]
 If you have any questions about the ING Funds, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

DOMESTIC EQUITY GROWTH FUNDS

  ING's Domestic Equity Growth Funds focus on long-term growth by investing primarily in domestic equities. They may suit you if you:

  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY VALUE FUNDS

  ING's Domestic Equity Value Funds seek capital appreciation.

  They may suit you if you:

  - are investing for the long-term -- at least several years
  - are willing to accept risk in exchange for long-term capital appreciation.

DOMESTIC EQUITY AND INCOME FUNDS

  ING's Domestic Equity and Income Funds seek income and growth of capital. They may suit you if you:

  - want both regular income and capital appreciation
  - are looking for growth potential, but don't feel comfortable with the level of risk associated with the Equity Funds.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           Introduction to the ING Funds       1

FUNDS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the objectives, main investments and risks of each ING Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objectives, strategies and risks, which begin on page 4.

                  FUND                                                   INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
DOMESTIC          Growth + Value Fund                                    Capital appreciation
EQUITY GROWTH     Adviser: ING Investments, LLC
FUNDS             Sub-Adviser: Navellier Fund Management, Inc.

                  Growth Opportunities Fund                              Long-term growth of capital
                  Adviser: ING Investments, LLC

                  LargeCap Growth Fund                                   Long-term capital appreciation
                  Adviser: ING Investments, LLC

                  MidCap Growth Fund                                     Maximum long-term capital
                  Adviser: ING Investments, LLC                          appreciation

                  MidCap Opportunities Fund                              Long-term capital appreciation
                  Adviser: ING Investments, LLC

                  SmallCap Growth Fund                                   Maximum long-term capital
                  Adviser: ING Investments, LLC                          appreciation

                  SmallCap Opportunities Fund                            Capital appreciation
                  Adviser: ING Investments, LLC

                  Research Enhanced Index Fund                           Capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Internet Fund                                          Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: ING Investment Management Advisors
                  B.V.

DOMESTIC          Financial Services Fund                                Long-term capital appreciation
EQUITY VALUE      Adviser: ING Investments, LLC
FUNDS

                  Large Company Value Fund                               Long-term capital
                  Adviser: ING Investments, LLC                          appreciation, with income as a
                                                                         secondary objective

                  MagnaCap Fund                                          Growth of capital, with
                  Adviser: ING Investments, LLC                          dividend income as a secondary
                                                                         consideration

                  Tax Efficient Equity Fund                              High total return on an
                  Adviser: ING Investments, LLC                          after-tax basis
                  Sub-Adviser: Delta Asset Management

DOMESTIC          Convertible Fund                                       Total return, consisting of
EQUITY AND        Adviser: ING Investments, LLC                          capital appreciation and
INCOME FUNDS                                                             current income

                  Equity and Income Fund                                 Long-term capital appreciation
                  Adviser: ING Investments, LLC                          and current income

                                                               FUNDS AT A GLANCE
--------------------------------------------------------------------------------

MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities of small-sized U.S. companies.          Price volatility and other risks that accompany an
                                                          investment in equity securities of growth- oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.

Equity securities of large, medium, and small U.S.        Price volatility and other risks that accompany an
companies believed to have growth potential.              investment in growth-oriented equity securities.

Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to have growth potential.                                 investment in growth-oriented equity securities.

Equity securities of medium-sized U.S. companies          Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of medium-sized companies.
                                                          Particularly sensitive to price swings during periods of
                                                          economic uncertainty.

Equity securities of medium-sized U.S. companies          Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth- oriented and
                                                          medium-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.

Equity securities of small-sized U.S. companies.          Price volatility and other risks that accompany an
                                                          investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during period of economic uncertainty.

Equity securities of small-sized U.S. companies           Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth- oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.

Equity securities of large companies that make up         Price volatility and other risks that accompany an
the S&P 500 Index.                                        investment in equity securities.

U.S. and non-U.S. internet technology companies.          Price volatility and other risks that accompany an
                                                          investment in equity securities and maintaining a non
                                                          diversified portfolio. Will also experience risks related to investments in foreign securities (for example, currency
                                                          exchange rate fluctuations). Products and services of
                                                          companies engaged in internet-related activities are subject to relatively high risks of rapid obsolescence caused by
                                                          scientific and technological advances.

Equity securities of financial services companies         Price volatility and other risks that accompany an
or their holding or parent companies.                     investment in equity securities. Susceptible to risks of
                                                          decline in the price of securities concentrated in the
                                                          financial services industries.

Equity securities of large, ably managed, and             Price volatility and other risks that accompany an
well-financed U.S. companies.                             investment in equity securities.

Equity securities that meet disciplined selection         Price volatility and other risks that accompany an
criteria designed to identify companies capable of        investment in equity securities.
paying rising dividends.

Equity securities and instruments whose returns           Price volatility and other risks that accompany an
depend upon stock market prices, managed in a             investment in equity securities. May not provide as high a
manner that will attempt to reduce net realized           return before taxes as other funds, and as a result may not
gains each year.                                          be suitable for investors who are not subject to current
                                                          income tax.

Convertible securities of companies of various            Price volatility and other risks that accompany an
sizes, as well as equities, and high-yield debt.          investment in equity securities. Credit, interest rate,
                                                          liquidity and other risks that accompany an investment in
                                                          debt securities, and lower quality debt securities.

A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GROWTH + VALUE FUND                          Navellier Fund Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests primarily in a diversified portfolio of equity securities, including common and preferred stock, warrants and convertible securities.

The Fund invests in common stock of companies the Sub-Adviser believes are poised to rise in price. The Sub-Adviser uses a bottom-up quantitative screening process designed to identify and select inefficiently priced stocks that achieved superior returns compared to their risk characteristics. The Sub-Adviser first uses a proprietary computer model designed to identify stocks with above average market returns and risk levels which are reasonable for higher return rates. The Sub-Adviser then applies a quantitative analysis which focuses on growth and value fundamental characteristics, such as earnings growth, earnings momentum, price to earnings (P/E) ratios, and internal reinvestment rates. The Sub-Adviser then allocates stocks according to how they complement other portfolio holdings.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market. Although the Sub-Adviser invests in value companies to decrease volatility, these investments may also lower the Fund's performance. The Fund's investments in small and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mix of growth and value securities in which the Fund invests. Rather, the market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of small and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

CHANGES IN INTEREST RATES -- the value of the Fund's convertible securities may fall when interest rates rise. Convertible securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

 4      ING Growth + Value Fund

                                                         ING GROWTH + VALUE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

    1992       1993       1994     1995    1996    1997    1998    1999     2000    2001
    ----     --------   --------   -----   -----   -----   -----   -----   ------   ----
                                                   18.10   17.22   88.10   -13.02   [  ]

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

            Best and worst quarterly performance during this period:
                                quarter    :     %
                                quarter    :     %
         The Fund's year-to-date total return as of December 31, 2001:
                                   [      ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Russell 2000 Index and the Russell 3000 Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %    [   ]           [   ]
Class A Return After Taxes on Distributions(2)                  %    [   ]           [   ]
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %    [   ]           [   ]
Class B Return Before Taxes(3)                                  %    [   ]           [   ]
Class C Return Before Taxes(4)                                  %    [   ]           [   ]
Russell 2000 Index (reflects no deduction for fees, expenses
or taxes)(5)                                                    %    [   ]           [   ](6)
Russell 3000 Index (reflects no deduction for fees, expenses
or taxes)(7)                                                    %                         (8)

(1) The Fund commenced operations on November 18, 1996.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 1% respectively, for 1 year and 5 year returns.

(4) Reflects deduction of deferred sales charge of 1% for 1-year return.

(5) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.

(6) The Russell 2000 Index return is for the period beginning December 1, 1996.

(7) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(8) The Russell 3000 Index return is for the period beginning December 1, 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 ING Growth + Value Fund       5

                                                                         ADVISER
ING GROWTH OPPORTUNITIES FUND                               ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]
This Fund seeks long-term growth of capital.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests primarily in common stock of U.S. companies that the portfolio managers feel have above average prospects for growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.

The portfolio managers use a top down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Growth Opportunities Fund       6

                                                   ING GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992    1993    1994    1995    1996    1997    1998    1999     2000    2001
  -----   -----   -----   -----   -----   -----   -----   -----   -----    -----
  8.05    10.36   -7.66   24.40   20.54   23.59   23.61   93.26   -19.11   [  ]

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did. The figures shown for 1996 to 2000 provide performance for Class A shares of the Fund. The figures shown for the years 1992 to 1995 provide performance for Class T shares of the Fund. Class T shares would have substantially similar annual returns as the Class A shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class A shares and Class T shares have different expenses.

            Best and worst quarterly performance during this period:
                                quarter    :     %
                                quarter    :     %
         The Fund's year-to-date total return as of December 31, 2001:
                                   [      ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                                         10 YEARS
                                                                                    5 YEARS            (OR LIFE OF
                                                                    1 YEAR    (OR LIFE OF CLASS)        CLASS)(1)
Class A Return Before Taxes(2)                                  %                     [  ]                  [  ]
Class A Return After Taxes on Distributions(2)                  %     [  ]            [  ]                  [  ]
Class A Return After Taxes on Distributions and Sale of Fund
 Shares(2)                                                      %     [  ]            [  ]                  [  ]
Class B Return Before Taxes(3)                                  %     [  ]            [  ]                  [  ]
Class C Return Before Taxes(4)                                  %     [  ]            [  ]                  [  ]
Class T Return Before Taxes(5)                                  %     [  ]            [  ]                  [  ]
S&P 500 Index (reflects no deduction for fees, expenses or
 taxes)(6)                                                      %     [  ]            [  ]                  [  ](7)

(1) Classes A, B and C commenced operations on June 5, 1995.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2% respectively, for 1 year and 5 year returns.

(4) Reflects deduction of deferred sales charge of 1% for 1 year return.

(5) Reflects deduction of deferred sales charge of 4% for the 1 year return.

(6) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(7) Index return is since inception date of Classes A, B and C. Index return for
    the 10 year period ended December 31, 2001 for Class T is   %.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Growth Opportunities Fund       7

                                                                         ADVISER
ING LARGECAP GROWTH FUND                                    ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund normally invests at least 80% of its net assets in equity securities of large U.S. companies. The Fund seeks to invest in companies that the portfolio managers believe have above-average prospects for growth. The equity securities in which the Fund may invest include common and preferred stock and warrants. The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). As of December 31, 2001, this
meant market capitalizations in the range of $  billion to $   billion.
Capitalization of companies in the S&P 500 Index will change with market conditions.

The portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. The portfolio managers use both a bottom-up analysis that evaluates the financial condition and competitiveness of individual companies and a top-down thematic approach and a sell discipline. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

MARKET TRENDS -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

 8      ING LargeCap Growth Fund

                                                        ING LARGECAP GROWTH FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992    1993    1994    1995    1996    1997    1998    1999     2000    2001
  -----   -----   -----   -----   -----   -----   -----   -----   ------   ----
                                                  59.45   96.41   -19.12   [  ]

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) ING Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

            Best and worst quarterly performance during this period:
                               quarter 1999:     %
                               quarter 2000:     %
         The Fund's year-to-date total return as of December 31, 2001:
                                   [      ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Russell 1000 Growth Index and the S&P 500 Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %                                          N/A
Class A Return After Taxes on Distributions(2)                  %                                          N/A
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %                                          N/A
Class B Return Before Taxes(3)                                  %                                          N/A
Class C Return Before Taxes(4)                                  %                                          N/A
Russell 1000 Growth Index (reflects no deduction for fees,
expenses or taxes)(5)                                           %                        (6)               N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(7)                                                     %                        (8)               N/A

(1) The Fund commenced operations on July 21, 1997.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5%, and 2% respectively, for the 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1% for the 1 year return.

(5) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth.

(6) The Russell 1000 Growth Index return is for the period beginning July 1,
    1997.

(7) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(8) The S&P 500 Index return is for the period beginning August 1, 1997.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                ING LargeCap Growth Fund       9

                                                                         ADVISER
ING MIDCAP GROWTH FUND                                      ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks maximum long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests at least 80% of its total assets in equity securities of medium-sized U.S. companies, and at least 75% of its total assets in common stocks that the portfolio managers feel have above average prospects for growth. Medium-sized companies are companies with market capitalizations between $ -- billion and $ -- billion. The market capitalization range will change as the range of the companies included in the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index) changes and with market conditions.

The portfolio managers emphasize a growth approach by searching for successful, growing companies that are managing change advantageously and may be poised to exceed growth expectations. The portfolio managers use both a bottom-up analysis that evaluates the financial condition and competitiveness of individual companies and a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a bottom up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

In periods of unusual market conditions, the Fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the Fund may not achieve its objective.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Trustees has approved the reorganization of the Fund into ING MidCap Opportunities Fund. You could, therefore, ultimately hold shares of that Fund.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio managers feel have the potential for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources and more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will be repeated.

INABILITY TO SELL SECURITIES -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INITIAL PUBLIC OFFERINGS -- A significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

 10      ING MidCap Growth Fund

                                                          ING MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1992   1993    1994   1995   1996   1997   1998   1999   2000   2001
----   ----   ------  -----  -----  -----  -----  -----  -----  -----
              -11.00  37.64  15.84  15.88  14.14  97.56  -4.57  [  ]

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) ING Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to April 1, 2000, the Fund was managed by a sub-adviser.

            Best and worst quarterly performance during this period:
                               quarter 1999:     %
                               quarter 2000:     %
         The Fund's year-to-date total return as of December 31, 2001:
                                   [      ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the S&P MidCap 400 Index and the Russell Midcap Growth Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %
Class A Return After Taxes on Distributions(2)                  %
Class A Return After Taxes on Distributions and Sale of Fund
 Shares(2)                                                      %
Class B Return Before Taxes(3)                                  %
Class C Return Before Taxes(4)                                  %
S&P MidCap 400 Index (reflects no deduction for fees,
 expenses or taxes)(5)                                          %                                               (6)
Russell MidCap Growth Index (reflects no deduction for fees,
 expenses or taxes)(7)                                          %                                               (8)

(1) Class A and Class C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2% respectively, for 1 year and 5 year returns.

(4) Reflects deduction of deferred sales charge of 1% for 1-year return.

(5) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(6) Index return is since the inception date of Class A and Class C. Index
    return since June 1, 1995 (the inception date of Class B) is    %.

(7) The Russell Midcap Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.

(8) Index return is since the inception date of Class A and Class C%. Index
    return since June 1, 1995 (the inception date of Class B) is    %.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 ING MidCap Growth Fund       11

                                                                         ADVISER
ING MIDCAP OPPORTUNITIES FUND                               ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

This Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund normally invests at least 80% of its total assets in the common stocks of mid-sized U.S. companies. The Fund seeks to invest in companies that the portfolio managers feel have above average prospects for growth. For this Fund, mid-sized companies are companies with market capitalizations that fall within the range of companies in the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). As of December 31, 2001, the market capitalization of companies in the S&P MidCap 400 Index ranged from $ million to $ billion. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 Index changes.

The portfolio managers use a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the portfolio managers feel have the potential for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

INABILITY TO SELL SECURITIES -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INITIAL PUBLIC OFFERINGS -- A significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

 12      ING MidCap Opportunities Fund

                                                   ING MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                        YEAR BY YEAR TOTAL RETURN (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

 1992     1993     1994     1995     1996     1997     1998     1999   2000   2001
------   ------   ------   ------   ------   ------   ------   ------  -----  -----
                                                               103.24  -0.35  [  ]

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

            Best and worst quarterly performance during this period:
                                quarter 1999:   %
                                quarter 2000:   %
         The Fund's year-to-date total return as of December 31, 2001:
                                   [      ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P MidCap 400 Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %                                              N/A
Class A Return After Taxes on Distributions(2)                  %                                              N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %                                              N/A
Class B Return Before Taxes(3)                                  %                                              N/A
Class C Return Before Taxes(4)                                  %                                              N/A
S&P MidCap 400 Index (reflects no deduction for fees,
expenses or taxes)(5)                                           %                                              N/A

(1) The Fund commenced operations on August 20, 1998.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3% respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1% for 1-year return.

(5) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING MidCap Opportunities Fund       13

                                                                         ADVISER
ING SMALLCAP GROWTH FUND                                    ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks maximum long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests at least 80% of its total assets in equity securities of small U.S. companies, and at least 75% of its total assets in common stocks that the portfolio manager feels have above average prospects for growth. Smaller companies are companies with market capitalizations that fall within the range of companies in the Russell 2000 Growth Index. As of December 31, 2001, the market capitalization of companies held by the Fund
ranged from $    million to $    billion. The market capitalization range will
change as the range of the companies included in the Russell 2000 Growth Index changes.

The Fund emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and may be poised to exceed growth expectations. It focuses on both a bottom-up analysis that evaluates the financial condition and competitiveness of individual companies and a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a bottom up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

In periods of unusual market conditions, the Fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the Fund may not achieve its objective.

The Fund considers a company to be small if it has a market capitalization corresponding at the time of purchase to the middle 90% of the Russell 2000 Growth Index. In the Adviser's opinion, the middle 90% includes companies with capitalizations between $
million and $    billion. Capitalization of companies in the Index will change with market conditions.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Trustees has approved the reorganization of the Fund into ING SmallCap Opportunities Fund. You could therefore ultimately hold shares of that Fund.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small-cap companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

INITIAL PUBLIC OFFERINGS -- A significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

 14      ING SmallCap Growth Fund

                                                        ING SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1992   1993    1994    1995    1996    1997    1998   1999    2000    2001
-----  -----   -----   -----   -----   -----   ----   -----   -----   -----
               -4.03   34.87   18.27   11.24   3.68   89.97   -5.52    [  ]

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) ING Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to April 1, 2000, the Fund was managed by a sub-adviser.

            Best and worst quarterly performance during this period:
                                quarter    :    %
                                quarter    :    %
         The Fund's year-to-date total return as of December 31, 2001:
                                      [ ]%

                          AVERAGE ANNUAL TOTAL RETURN
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Growth Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %
Class A Return After Taxes on Distributions(2)                  %
Class A Return After Taxes on Distributions and Sale of Fund
 Shares(2)                                                      %
Class B Return Before Taxes(3)                                  %
Class C Return Before Taxes(4)                                  %
Russell 2000 Growth Index (reflects no deduction for fees,
 expenses or taxes)(5)                                          %                                               (6)

(1) Class A and Class C commenced operations on December 27, 1993. Class B commenced operations on May 31, 1995.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2% respectively, for the 1 year and 5 year returns.

(4) Reflects deduction of deferred sales charge of 1% for the 1 year return.

(5) The Russell 2000 Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.

(6) Index return is since inception date of Class A and Class C. Index return
    since May 31, 1995 (inception date of Class B) is    %.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                               ING SmallCap Growth Fund       15

                                                                         ADVISER
ING SMALLCAP OPPORTUNITIES FUND                             ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests at least 80% of its total assets in the common stock of smaller, lesser-known U.S. companies. The Fund seeks to invest in companies that the portfolio manager believes have above average prospects for growth. For this Fund, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The market capitalization range will change as the range of the companies included in the Russell 2000 changes. The market capitalization of companies held by the Fund as of December 31, 2001
ranged from $    million to $    billion.

The portfolio manager uses a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a brand-oriented approach in structuring the portfolio and a sell discipline. The portfolio manager seeks to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempts to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small sized growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will be repeated.

INABILITY TO SELL SECURITIES -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INITIAL PUBLIC OFFERINGS -- A significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

 16      ING SmallCap Opportunities Fund

                                                 ING SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1992     1993     1994     1995     1996     1997     1998     1999     2000     2001
-----    -----    -----    -----    -----    -----    ----    ------    -----    -----
14.54    20.16    -4.86    11.34    18.16    14.92    7.59    146.94    -6.04     [  ]

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did. The figures shown for the years 1996 to 2000 provide performance for Class A shares of the Fund. The figures shown for the years 1992 to 1995 provide performance for Class T shares of the Fund. Class T shares would have substantially similar annual returns as the Class A shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class A shares and Class T shares have different expenses.

            Best and worst quarterly performance during this period:
                               quarter     :     %
                               quarter     :     %
         The Fund's year-to-date total return as of December 31, 2001:
                                      [ ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %
Class A Return After Taxes on Distributions(2)()                %
Class A Return After Taxes on Distributions and Sale of Fund
 Shares(2)                                                      %
Class B Return Before Taxes(3)                                  %
Class C Return Before Taxes(4)                                  %
Class T Return Before Taxes(6)                                  %
Russell 2000 Index (reflects no deduction for fees, expenses
 or taxes)(6)                                                   %                                              (7)

(1) Classes A, B and C commenced operations on June 5, 1995.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2% respectively, for 1 year and 5 year returns.

(4) Reflects deduction of deferred sales charge of 1% for 1 year return.

(5) Reflects deduction of deferred sales charge of 4% for the 1 year return.

(6) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.

(7) Index return is for the 10 year period ended December 31, 2001. Index return
    since June 5, 1995 (inception date of Classes A, B and C) is    %.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        ING SmallCap Opportunities Fund       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                   Aeltus Investment Management,
ING RESEARCH ENHANCED INDEX FUND                                             Inc
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests at least 80% of its net assets in stocks included in the Standard & Poor's Composite Stock Price Index (S&P 500 Index). The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

In managing the Fund, the portfolio managers attempt to achieve the Fund's investment objective by overweighting those stocks in the S&P 500 Index that they believe will outperform the index, and underweighting (or avoiding altogether) those stocks that they believe will underperform the index. In determining stock weightings, the portfolio managers use internally developed quantitative computer models to evaluate various criteria such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the portfolio managers generally include in the Fund approximately 400 of the stocks included in the S&P 500 Index. Although the Fund will not hold all the stocks in the S&P 500 Index, the portfolio managers expect that there will be a close correlation between the performance of the Fund and that of the S&P 500 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g. price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.

The Fund may also invest in certain higher-risk investments, including derivatives (generally, these investments will be limited to S&P 500 Index options and futures on the S&P 500 Index).

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The portfolio managers try to remain fully invested in companies included in the S&P 500 Index, and generally do not change this strategy even temporarily, which could make the Fund more susceptible to poor market conditions.

MARKET TRENDS -- from time to time, the stock market may not favor the large company securities that are ranked as undervalued or fairly valued in which the Fund invests. Rather, the market could favor small company stocks, growth-oriented stocks, or may not favor equities at all.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

 18      ING Research Enhanced Index Fund

                                                ING RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURN (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1992                        1993        1994        1995        1996        1997        1998      1999      2000     2001
----                      --------    --------    --------    --------    --------    --------    -----    ------    ----
                                                                                                  18.59    -12.79    [  ]

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to August 1, 2001, the Fund was managed by another sub-adviser.

            Best and worst quarterly performance during this period:
                               quarter     :     %
                               quarter     :     %
         The Fund's year-to-date total return as of December 31, 2001:
                                   [      ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %                                            N/A
Class A Return After Taxes on Distributions(2)                  %                                            N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %                                            N/A
Class B Return Before Taxes(3)                                  %                                            N/A
Class C Return Before Taxes(4)                                  %                                            N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %                        (6)                 N/A

(1) The Fund commenced operations on December 30, 1998.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3% respectively, for the 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1% for the 1 year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) Index return is for the period beginning as of January 1, 1999.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       ING Research Enhanced Index Fund       19

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                              ING Investment Management Advisors
ING INTERNET FUND                                                           B.V.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks to provide investors with long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 80% of its total assets in a portfolio of equity securities of U.S. and non-U.S. internet technology companies. The Fund defines internet technology companies as those companies with internet businesses or internet related consulting or services businesses, or that derive at least 50% of their total revenues or earnings from business operations in internet related hardware, software or infrastructure industries. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

The Sub-Adviser believes that the internet is in the early stages of a period of promising growth. The internet has enabled companies to tap into new markets, use new distribution channels and do business with end users of their products all over the world without having to go through wholesalers and distributors. The Sub-Adviser believes that investment in companies related to the internet should offer substantial opportunities for long-term capital appreciation. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of a company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the internet in the future. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Trustees has approved the reorganization of the Fund into ING Global Technology Fund. You could therefore ultimately hold shares of that Fund.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers. The Fund may also invest in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

MARKET TRENDS -- from time to time, the stock market may not favor the securities that meet the Fund's disciplined investment criteria. Rather, the market could favor value-oriented stocks or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

LACK OF DIVERSIFICATION -- the Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a smaller number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

INDUSTRY CONCENTRATION -- as a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

INTERNET TECHNOLOGY RISK -- Internet and internet-related companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in internet and internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

 20      ING Internet Fund

                                                               ING INTERNET FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                        YEAR BY YEAR TOTAL RETURN (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

   1992      1993      1994      1995      1996       1997      1998      1999      2000    2001
   ----     -------   -------   -------   -------   --------   -------   -------   ------   ----
                                                                                   -69.16   [  ]

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

            Best and worst quarterly performance during this period:
                                quarter     :    %
                                 quarter   :    %
         The Fund's year-to-date total return as of December 31, 2001:
                                    [    ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the @Net Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %                                              N/A
Class A Return After Taxes on Distributions(2)                  %                                              N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %                                              N/A
Class B Return Before Taxes(3)                                  %                                              N/A
Class C Return Before Taxes(4)                                  %                                              N/A
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(5)                                                       %                                              N/A
@Net Index (reflects no deduction for fees, expenses or
  taxes)(6)                                                     %                          (7)                 N/A

(1) The Fund commenced operations on July 1, 1999.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3% respectively, for the 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1% for 1 year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) The @Net Index encompasses 50 companies which are key components in the development of the Internet. The Index is weighted based upon market capitalization of each of the component stocks.

(7) The @Net Index return is for the period beginning June 30, 1999.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      ING Internet Fund       21

                                                                         ADVISER
ING FINANCIAL SERVICES FUND                                 ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests, under normal market conditions, at least 80% of its total assets in equity securities of companies principally engaged in financial services. The equity securities in which the Fund invests are normally common stocks, but may also include preferred stocks, warrants, and convertible securities. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

Financial services companies may include the following: banks; bank holding companies; investment banks; trust companies; insurance companies; insurance brokers; finance companies; securities broker-dealers; electronic trading networks; investment management firms; custodians of financial assets; companies engaged in trading, dealing or managing commodities; companies that invest significantly in or deal in, financial instruments; government-sponsored financial enterprises; thrifts and savings banks; mortgage companies; title companies; conglomerates with significant interests in financial services companies; foreign financial services companies; companies that process financial transactions; administrators of financial products or services; companies that render services primarily to other financial services companies; companies that produce, sell, or market software or hardware related to financial services or products or directed to financial services companies; and other companies whose assets or earnings can be significantly affected by financial instruments or services.

The Fund may invest the remaining 20% of its assets in equity or debt securities of financial services companies or companies that are not financial services companies, and in money market instruments. The Fund may also invest in savings accounts of mutual thrifts that may allow the Fund to participate in potential future stock conversions of the thrift.

The portfolio manager emphasizes a value approach, and selects securities that are undervalued relative to the market and have potential for future growth, including securities of institutions that the portfolio manager believes are well positioned to take advantage of investment opportunities in the banking and thrift industries.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or large company stocks, or may not favor equities at all.

RISKS OF CONCENTRATION -- because the Fund's investments are concentrated in the financial services industry, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated. If securities of financial services companies as a group falls out of favor, the Fund could underperform funds that have greater industry diversification.

CHANGES IN INTEREST RATES -- because the profitability of financial services companies may be largely dependent on the availability and cost of capital, which fluctuates significantly in responses to changes in interest rates and general economic conditions, the value of the Fund's securities may fall when interest rates rise.

ILLIQUID SECURITIES -- if a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Fund could lose money if the Issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

 22      ING Financial Services Fund

                                                     ING FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.



                           [TOTAL RETURNS BAR GRAPH]

  1992    1993   1994    1995    1996    1997    1998     1999    2000    2001
  ----    ----   -----   -----   -----   -----   -----   ------   -----   ----
  32.36   7.79   -1.89   49.69   41.10   64.86   -1.83   -18.64   27.79   [  ]

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to October 17, 1997, the Fund operated as a closed-end investment company. Prior to May 22, 2001, the Fund operated under a different investment strategy.

            Best and worst quarterly performance during this period:
                               quarter     :     %
                               quarter     :     %
         The Fund's year-to-date total return as of December 31, 2001:
                                   [      ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of four broad measures of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), the Standard & Poor's Major Regional Banks Index (S&P Major Regional Banks Index), the NASDAQ 100 Financial Index, and the Standard & Poor's Financial Index (S&P Financial Index). The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                      5 YEARS               10 YEARS
                                                                    1 YEAR     (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %
Class A Return After Taxes on Distributions(2)                  %
Class A Return After Taxes on Distributions and Sale of Fund
 Shares(2)                                                      %
Class B Return Before Taxes(3)                                  %
S&P 500 Index (reflects no deduction for fees, expenses or
 taxes)(4)                                                      %                                                  (5)
S&P Major Regional Banks Index (reflects no deduction for
 fees, expenses or taxes)(6)                                    %                                                  (7)
NASDAQ 100 Financial Index (reflects no deduction for fees,
 expenses or taxes)(8)                                          %                            (9)
S&P Financial Index (reflects no deduction for fees,
 expenses or taxes)(10)                                         %                                                  (11)

 (1) Class B commenced operations on October 17, 1997.

 (2) Reflects deduction of sales charge of 5.75%.

 (3) Reflects deduction of deferred sales charge of 5% and 2% respectively, for the 1 year and since inception returns.

 (4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

 (5) Index return since October 17, 1997 (inception date of Class B) is    %.

 (6) The S&P Major Regional Banks Index is an unmanaged index that measures the performance of securities of major regional banks in the S&P 500 Index.

 (7) Index return since October 17, 1997 (inception date of Class B) is    %.

 (8) The NASDAQ 100 Financial Index is an unmanaged index that measures the performance of securities of the 100 largest financial companies traded on NASDAQ.

 (9) Index return since October 17, 1997 (inception date of Class B) is    %.

(10) The S&P Financial Index is a capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the S&P 500 Index.

(11) Index return since October 17, 1997 inception date of Class B is    %.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING Financial Services Fund       23

                                                                         ADVISER
ING LARGE COMPANY VALUE FUND                                ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund's principal investment objective is long-term capital appreciation. Income is a secondary objective.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund will invest at least 80% of its total assets in common stock of large companies. The Fund seeks to invest in companies that the Adviser considers to be undervalued compared to the overall stock market. The Adviser considers large companies to consist of the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow, or earnings, or the 1,000 largest companies, as measured by equity market capitalization. Within this universe of large well-established companies, the Adviser will use a disciplined value approach to select investments that the Adviser considers to be undervalued compared to the overall stock market. The Adviser also analyzes candidates for investment for some catalyst or vector of change that may spark an increase in the share price.

The Fund may invest the remaining 20% of its assets in other types of securities, including foreign securities and smaller companies. The equity securities in which the Fund may invest include common stock, convertible securities, rights, warrants, and exchange traded index funds (ETFs). To the degree that the Fund invests assets in non-U.S. securities, it may hedge the currency risk of these holdings with the use of forward contracts or options on currencies. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities including bonds, notes, debentures, and short-term investments.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

CHANGES IN INTEREST RATES -- the value of the Fund's convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns to the Fund.

EXCHANGE TRADED FUNDS -- ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the ETFs' underlying NAVs. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund will receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

 24      ING Large Company Value Fund

                                                    ING LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
-----   -----   -----   -----   -----   -----   -----   -----   -----   ------
12.36   13.22   -3.11   22.57   26.46   30.36   21.42   15.54   -3.13    [0000]

---------------

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as Class A shares.

            Best and worst quarterly performance during this period:
                               quarter     :     %
                               quarter     :     %
           The Fund's year-to-date total return as of June 30, 2001:
                                    [    ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %
Class A Return After Taxes on Distributions(2)                  %
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %
Class B Return Before Taxes(3)                                  %
Class C Return Before Taxes(4)                                  %
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(5)                                                       %

(1) Class B shares of the Fund commenced operations on August 22, 2000. Class C shares of the Fund commenced operations on September 26, 2000.

(2) Reflects deductions of sales charge of 5.75%.

(3) Reflects deduction of sales charge of 5% and 4% respectively for the 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1% for 1 year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) Index return since August 22, 2000 (inception date of Class B) is
              . Index return since September 26, 2000 (inception date of Class
    C) is           .

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Large Company Value Fund       25

                                                                         ADVISER
ING MAGNACAP FUND                                           ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]
The Fund seeks growth of capital, with dividend income as a secondary consideration.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund is managed with the philosophy that companies that can best meet the Fund's objectives are established companies that meet disciplined valuation criteria and have the financial ability to have increased their dividends over the last decade. Under normal market conditions, the Fund invests at least 80% of its assets in stocks that meet the following criteria:

- ATTRACTIVE VALUATION CHARACTERISTICS: Companies with market capitalizations above $2 billion are screened for relatively attractive valuation characteristics. Multiple valuation measures may be considered including: price to earnings ratios; price to book value ratios; price to cash flow ratios; price to sales ratios; and enterprise value to earnings before interest, taxes, depreciation and amortization. Companies selling at low valuations compared to their expected growth rates will also be considered.

- DIVIDENDS: A company must have increased its dividends or had the financial capability to have increased its dividends over the past 10 years.

- BALANCE SHEET STRENGTH: A company's long term debt is rated investment grade by at least one nationally recognized rating agency.

Candidates for investment are also analyzed for some catalyst or vector of change that may spark an increase in share price.

The equity securities in which the Fund may invest include common stocks, convertible securities, and rights or warrants. Normally, the Fund's investments are generally in larger companies that are included in the largest 500 U.S. companies as measured by sales, earnings, or assets. The remainder of the Fund's assets may be invested in equity securities that the Adviser believes have growth potential because they represent an attractive value, but which may not meet the above criteria. The Fund's investments may focus on particular sectors depending on the adviser's perception of the market environment.

Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Fund may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

MARKET TRENDS -- from time to time, the stock market may not favor the value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter maturities.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

 26      ING MagnaCap Fund

                                                               ING MAGNACAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1992  1993   1994   1995    1996    1997    1998    1999    2000    2001
----  ----   ----   -----   -----   -----   -----   -----   ----   ------
8.02  9.25   4.15   35.22   18.51   27.73   16.09   12.20   1.23   [00.00]

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

            Best and worst quarterly performance during this period:
                               quarter     :     %
                               quarter     :     %
         The Fund's year-to-date total return as of December 31, 2001:
                                    [    ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Price Index (S&P 500 Index). The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                     5 YEARS                10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)(2)
Class A Return Before Taxes(3)                                  %     [  ]              [  ]                    [  ]
Class A Return After Taxes on Distributions(3)                  %     [  ]              [  ]                    [  ]
Class A Return After Taxes on Distributions and Sale of Fund
Shares(3)                                                       %     [  ]              [  ]                    [  ]
Class B Return Before Taxes(4)                                  %     [  ]              [  ]                    [  ]
Class C Return Before Taxes(5)                                  %     [  ]              [  ]                    [  ]
Class M Return Before Taxes(6)                                  %     [  ]              [  ]                    [  ]
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(7)                                                       %     [  ]              [  ]                    [  ]

(1) Class C commenced operations on June 1, 1999.
(2) Class B and Class M commenced operations on July 17, 1995.
(3) Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5%, and 2% and 1% respectively, for the 1 year and 5 year returns.
(5) Reflects deduction of deferred sales charge of 1% for the 1 year return.
(6) Reflects deduction of sales charge of 3.5%.
(7) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(8) Index return of the S&P 500 Index since July 17, 1995 (inception date of
    Class B and Class M) is     %, and the return since June 1, 1999 (the
    inception date of Class C) is     %.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      ING MagnaCap Fund       27

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING TAX EFFICIENT EQUITY FUND                             Delta Asset Management
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks capital appreciation. The Fund seeks to provide taxable investors with a high total return on an after-tax basis.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will operate as a diversified fund and invest at least 80% of its total assets in a portfolio of equity securities whose returns depend upon stock market prices. The Sub-Adviser will manage the Fund's portfolio in a manner that will attempt to reduce net realized capital gains each year. An emphasis will be placed on common stocks of companies which the Sub-Adviser believes to have superior appreciation potential. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined investment process, combining macroeconomic analysis and fundamental company research that seeks to identify growth at a reasonable price:

- The Sub-Adviser first determines the outlook for market sectors and industries based on business cycle characteristics.

- The Sub-Adviser next searches for companies with improving fundamentals and accelerating growth.

- Finally, the Sub-Adviser assesses company stock prices relative to their expected earnings growth rates and to the overall equity markets.

The Sub-Adviser attempts to minimize tax consequences to investors by focusing on non-dividend paying or low-dividend paying stocks and by reducing annual portfolio turnover.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

TAX EFFICIENT MANAGEMENT -- the Fund is managed to provide high after-tax returns. Therefore, it may not provide as high a return before tax as other funds, and as a result may not be suitable for investors who are not subject to current income tax (for example, those investing through a tax-deferred retirement account, such as an IRA or a 401(k) Plan).

 28      ING Tax Efficient Equity Fund

                                                   ING TAX EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                        YEAR BY YEAR TOTAL RETURN (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

      1992        1993        1994        1995        1996        1997        1998      1999     2000     2001
    --------    --------    --------    --------    --------    --------    --------    -----    -----    ----
                                                                                        18.53    -8.21    [00]

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

            Best and worst quarterly performance during this period:
                          [  ] quarter [    ]: [    ]%
                          [  ] quarter [    ]: [    ]%
         The Fund's year-to-date total return as of December 31, 2001:
                                    [    ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %                                            N/A
Class A Return After Taxes on Distributions(2)                  %                                            N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %                                            N/A
Class B Return Before Taxes(3)                                  %                                            N/A
Class C Return Before Taxes(4)                                  %                                            N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %                        (6)                 N/A

(1) The Fund commenced operations on December 15, 1998.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3% respectively, for the 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1% for the 1-year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) Index return is for the period beginning as of January 1, 1999.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING Tax Efficient Equity Fund       29

                                                                         ADVISER
ING CONVERTIBLE FUND                                        ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks maximum total return, consisting of capital appreciation and current income.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests at least 80% of its total assets in convertible securities. Convertible securities are generally preferred stock or other securities, including debt securities, that are convertible into common stock. The Fund emphasizes companies with market capitalizations above $500 million. The convertible debt securities in which the Fund invests may be rated below investment grade (high risk instruments), or, if not rated, may be of comparable quality. There is no minimum credit rating for securities in which the Fund may invest. Through investments in convertible securities, the Fund seeks to capture the upside potential of the underlying equities with less downside exposure.

The Fund may also invest up to 20% of its total assets in common and nonconvertible preferred stocks, and in nonconvertible debt securities, which may include high yield debt (commonly known as junk bonds) rated below investment grade, or of comparable quality if unrated. The Fund may also invest in securities issued by the U.S. government and its agencies and instrumentalities. Most but not all of the bonds in which the Fund invests have a remaining maturity of 10 years or less, or, in the case of convertible debt securities, have a remaining maturity or may be put back to the issuer in 10 years or less.

In evaluating convertible securities, the Fund's Adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation.

In analyzing specific companies for possible investment, the Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Convertible securities have investment characteristics of both equity and debt securities. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

CHANGES IN INTEREST RATES -- the value of the convertible and debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in securities with intermediate and long terms to maturity. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed rate corporate bond.

CREDIT RISK -- the Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than many bond funds, because the convertible securities and debt securities in which it invests may be lower-rated securities.

INABILITY TO SELL SECURITIES -- convertible securities and lower rated debt may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

 30      ING Convertible Fund

                                                            ING CONVERTIBLE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1992   1993    1994    1995    1996    1997    1998    1999    2000    2001
----   -----   -----   -----   -----   -----   -----   -----   -----   -----
               -8.23   21.67   20.29   22.58   20.86   50.20   -9.03   [  ]

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) ING Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

            Best and worst quarterly performance during this period:
                                quarter     :     %
                                quarter     :     %
         The Fund's year-to-date total return as of December 31, 2001:
                                    [    ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the First Boston Convertible Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %
Class A Return After Taxes on Distributions(2)                  %
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %
Class B Return Before Taxes(3)                                  %
Class C Return Before Taxes(4)                                  %
First Boston Convertible Index (reflects no deduction for
fees, expenses or taxes)(5)                                     %                                               (6)

(1) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2% respectively, for 1 year and 5 year returns.

(4) Reflects deduction of deferred sales charge of 1% for 1 year return.

(5) The First Boston Convertible Index is an unmanaged index that measures the performance of a universe of convertible securities that are similar, but not identical, to those in the Fund's portfolio.

(6) Index return is since inception of Class A and Class C. Index return since
    May 31, 1995 (the inception date of Class B) is     %.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   ING Convertible Fund       31

                                                                         ADVISER
ING EQUITY AND INCOME FUND                                  ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks a balance of long-term capital appreciation and current income.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund's Adviser actively manages a blended portfolio of equity and debt securities with an emphasis on overall total return. The Fund normally maintains 40% to 60% of its assets in debt securities of any maturity issued by corporations or other business entities and the U.S. Government and its agencies and instrumentalities, and government sponsored enterprises, and normally seeks a target allocation of 50%, although this may vary with market conditions.

The remainder of the Fund's assets are normally invested in equity securities of large companies that the Adviser believes are leaders in their industries. The Adviser considers whether these companies have a sustainable competitive edge. The portfolio managers emphasize a value approach in equity selection, and seek securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. For this Fund, a company with a market capitalization of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

A portion of the Fund's net assets (up to 35%) may be invested in high yield debt securities (commonly known as junk bonds) rated below investment grade (i.e., lower than the four-highest rating categories) by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit quality for the high yield debt securities in which the Fund may invest. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in ING Prime Rate Trust, a closed-end investment company. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may use options on securities, securities indices, interest rates and foreign currencies as a hedging technique or in furtherance of its investment objective. The Fund may invest up to 35% of its net assets in zero coupon securities.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund also may invest in smaller companies, which may be more susceptible to price swings than larger companies.

MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

CHANGES IN INTEREST RATES -- the value of debt and equity securities can change in response to changes in interest rates. The value of the debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Zero coupon securities are particularly sensitive to changes in interest rates.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than the other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

INABILITY TO SELL SECURITIES -- high yield securities and securities of smaller companies may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

 32      ING Equity and Income Fund

                                                      ING EQUITY AND INCOME FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1992     1993       1994       1995     1996    1997    1998    1999    2000    2001
----   --------   --------   --------   -----   -----   -----   -----   -----   -----
                     -6.29      23.43   16.39   20.50   23.35    8.48   -3.23    [  ]

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to May 24, 1999, a different adviser managed the Fund.

            Best and worst quarterly performance during this period:
                                quarter     :     %
                                quarter     :     %
         The Fund's year-to-date total return as of December 31, 2001:
                                    [    ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of four broad measures of market performance -- the Standard & Poor's Barra Value Index (S&P Barra Value Index), the Lehman Aggregate Bond Index, the Lipper Balanced Fund Index and a composite index consisting of 60% S&P 500 Composite Stock Price Index (S&P 500 index) and 40% Lehman Brothers Government/Corporate Bond Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                     5 YEARS                10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)(2)
Class A Return Before Taxes(3)                                  %
Class A Return After Taxes on Distributions(3)                  %
Class A Return After Taxes on Distributions and Sale of Fund
 Shares(3)                                                      %
Class B Return Before Taxes(4)                                  %
Class C Return Before Taxes(5)                                  %
Class T Return Before Taxes(6)
S&P Barra Value Index (reflects no deduction for fees,
 expenses or taxes)(7)                                          %                                                  (8)
Lehman Aggregate Bond Index (reflects no deduction for fees,
 expenses or taxes)(9)                                          %                                                  (10)
Lipper Balanced Fund Index (reflects no deduction for fees,
 expenses or taxes)(11)                                         %
Composite Index (reflects no deduction for fees, expenses or
 taxes)(12)                                                     %

 (1) Class T commenced operations on March 31, 2000.
 (2) Class A and Class C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995.
 (3) Reflects deduction of sales charge of 5.75%.
 (4) Reflects deduction of deferred sales charge of 5% and 2% respectively, for the 1 year and 5 year returns.
 (5) Reflects deduction of deferred sales charge of 1% for the 1 year return.
 (6) Reflects deduction of deferred sales charge of 4% for the 1 year return.
 (7) The S&P Barra Value Index is a capitalization-weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.
 (8) Index return is since inception of Class A and Class C. Index return since
     May 31, 1995 (the inception date of Class B) is    %.
 (9) The Lehman Aggregate Bond Index is an unmanaged index that measures the performance of the U.S. investment grade fixed rate bond market, including government and corporate securities, mortgage pass-through securities, and asset-backed securities.
(10) Index return is since inception of Class A and Class C. Index return since
     May 31, 1995 (the inception date of Class B) is    %.
(11) The Lipper Balanced Fund Index is an unmanaged index that measures the performance of balanced funds (funds that seek current income balanced with capital appreciation).
(12) The Composite Index consists of 60% of the S&P 500 Index and 40% Lehman Brothers Government/Corporate Bond Index. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets. The Lehman Brothers Government/Corporate Bond Index is a widely recognized unmanaged index of publicly issued fixed rate U.S. Government investment grade mortgage-backed and corporate debt securities.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Equity and Income Fund       33

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for each of the ING Funds.
FEES YOU PAY DIRECTLY

                                                                CLASS A    CLASS B(1)    CLASS C(1)    CLASS M(1)    CLASS T(2)
-------------------------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF OFFERING
  PRICE)
 Equity Growth, Equity Value Funds and Equity & Income Funds     5.75(3)      none          none          3.50(3)       none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)
 Equity Growth, Equity Value Funds and Equity & Income Funds     none(4)      5.00(5)       1.00(6)       none          4.00(7)



(1) Not all Funds offer Classes C and M. Please see page [ ].

(2) Class T shares are available only for certain exchanges or reinvestment of dividends. Please see page [ ].

(3) Reduced for purchases of $50,000 and over. Please see page [ ].

(4) A contingent deferred sales charge of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page [ ].

(5) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page [ ].

(6) Imposed upon redemption within 1 year from purchase. Please see page [ ].

(7) Imposed upon redemption within 4 years from purchase. The fee has scheduled reductions after the first year. Please see page [ ].

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

CLASS A
                                                    DISTRIBUTION
                                                        AND                           TOTAL
                                                      SERVICE                         FUND
                                      MANAGEMENT      (12b-1)          OTHER        OPERATING        WAIVERS AND           NET
FUND                                     FEE            FEES          EXPENSES      EXPENSES     REIMBURSEMENTS(2)(3)    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 Growth + Value                 %        1.00           0.30            0.47(10)       1.77                --              1.77
 Growth Opportunities           %        0.95           0.30            0.48(10)       1.73                --              1.73
 LargeCap Growth(4)             %        0.73           0.35            0.38(7)        1.46(7)             --              1.46(7)
 MidCap Growth                  %        0.75           0.35            0.34           1.44              0.01(11)          1.45
 MidCap Opportunities(4)        %        1.00           0.30            0.67(8)(10)    1.97(8)             --              1.97(8)
 SmallCap Growth                %        1.00           0.35            0.37           1.72              0.01(11)          1.73
 SmallCap Opportunities(4)      %        1.00           0.30            0.36(9)(10)    1.66(9)             --              1.66(9)
 Research Enhanced Index        %        0.70           0.30            0.45(10)       1.45                --              1.45
 Internet                       %        1.25           0.35            1.03(10)       2.63             -1.01              1.62
 Financial Services             %        0.73           0.25            0.44           1.42                --              1.42
 Large Company Value            %        0.63           0.25            0.54(6)(10)    1.42(6)             --              1.42(6)
 MagnaCap(4)                    %        0.72           0.30            0.28(5)        1.30(5)             --              1.30(5)
 Tax Efficient Equity           %        0.80           0.35            0.63(10)       1.78             -0.38              1.40
 Convertible                    %        0.75           0.35            0.31           1.41              0.01(11)          1.42
 Equity and Income              %        0.75           0.35            0.43           1.53             -0.21              1.32

 34      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

CLASS B
                                                       DISTRIBUTION
                                                           AND                           TOTAL
                                                         SERVICE                         FUND
                                         MANAGEMENT      (12b-1)          OTHER        OPERATING       WAIVERS AND         NET
FUND                                        FEE            FEES          EXPENSES      EXPENSES     REIMBURSEMENTS(2)    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 Growth + Value                    %        1.00           1.00            0.47(10)       2.47               --            2.47
 Growth Opportunities              %        0.95           1.00            0.48(10)       2.43               --            2.43
 LargeCap Growth(4)                %        0.73           1.00            0.38(7)        2.11(7)            --            2.11(7)
 MidCap Growth                     %        0.75           1.00            0.34           2.09             0.01(11)        2.10
 MidCap Opportunities(4)           %        1.00           1.00            0.67(8)(10)    2.67(8)            --            2.67(8)
 SmallCap Growth                   %        1.00           1.00            0.37           2.37             0.01(11)        2.38
 SmallCap Opportunities(4)         %        1.00           1.00            0.36(9)(10)    2.36(9)            --            2.36(9)
 Research Enhanced Index           %        0.70           1.00            0.45(10)       2.15               --            2.15
 Internet                          %        1.25           1.00            1.03(10)       3.28            -0.96            2.32
 Financial Services                %        0.73           1.00            0.44           2.17               --            2.17
 Large Company Value(4)            %        0.63           1.00            0.54(6)(10)    2.17(6)            --            2.17(6)
 MagnaCap(4)                       %        0.72           1.00            0.28(5)        2.00(5)            --            2.00(5)
 Tax Efficient Equity              %        0.80           1.00            0.63(10)       2.43            -0.38            2.05
 Convertible                       %        0.75           1.00            0.31           2.06             0.01(11)        2.07
 Equity and Income                 %        0.75           1.00            0.43           2.18            -0.21            1.97

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       35

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

CLASS C
                                                       DISTRIBUTION
                                                           AND                           TOTAL
                                                         SERVICE                         FUND
                                         MANAGEMENT      (12b-1)          OTHER        OPERATING       WAIVERS AND         NET
FUND                                        FEE            FEES          EXPENSES      EXPENSES     REIMBURSEMENTS(2)    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 Growth + Value                    %        1.00           1.00            0.47(10)       2.47               --            2.47
 Growth Opportunities              %        0.95           1.00            0.48(10)       2.43               --            2.43
 LargeCap Growth(4)                %        0.73           1.00            0.38(7)        2.11(7)            --            2.11(7)
 MidCap Growth                     %        0.75           1.00            0.34           2.09             0.01(11)        2.10
 MidCap Opportunities(4)           %        1.00           1.00            0.67(8)(10)    2.67(8)            --            2.67(8)
 SmallCap Growth                   %        1.00           1.00            0.37           2.37             0.01(11)        2.38
 SmallCap Opportunities(4)         %        1.00           1.00            0.36(9)(10)    2.36(9)            --            2.36(9)
 Research Enhanced Index           %        0.70           1.00            0.45(10)       2.15               --            2.15
 Internet                          %        1.25           1.00            1.03(10)       3.28            -0.96            2.32
 Large Company Value(4)            %        0.63           1.00            0.54(6)(10)    2.17(6)            --            2.17(6)
 MagnaCap(4)                       %        0.72           1.00            0.28(5)        2.00(5)            --            2.00(5)
 Tax Efficient Equity              %        0.80           1.00            0.63(10)       2.43            -0.38            2.05
 Convertible                       %        0.75           1.00            0.31           2.06             0.01(11)        2.07
 Equity and Income                 %        0.75           1.00            0.43           2.18            -0.21            1.97

 36      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

CLASS M
                                                       DISTRIBUTION
                                                           AND                           TOTAL
                                                         SERVICE                         FUND
                                         MANAGEMENT      (12b-1)          OTHER        OPERATING       WAIVERS AND         NET
FUND                                        FEE            FEES          EXPENSES      EXPENSES     REIMBURSEMENTS(2)    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 MagnaCap(4)                       %        0.72           0.75            0.28(5)        1.75(5)            --            1.75(5)

CLASS T
                                                       DISTRIBUTION
                                                           AND                           TOTAL
                                                         SERVICE                         FUND
                                         MANAGEMENT      (12b-1)          OTHER        OPERATING       WAIVERS AND         NET
FUND                                        FEE            FEES          EXPENSES      EXPENSES     REIMBURSEMENTS(2)    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 Growth Opportunities              %        0.95           0.95            0.48(10)       2.38               --            2.38
 SmallCap Opportunities(4)         %        1.00           0.95            0.36(9)(10)    2.31(9)            --            2.31(9)
 Equity and Income                 %        0.75           0.75            0.43           1.93            -0.21            1.72

--------------------------------------------------------------------------------

 (1) These tables show the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Fund's actual operating expenses for its most recent complete fiscal year, as adjusted for contractual changes, and fee waivers to which the Adviser has agreed for each Fund.

 (2) ING Investments has entered into written expense limitation agreements with each Fund which it advises except MagnaCap, Financial Services, Research Enhanced Index, Growth Opportunities, MidCap Opportunities, Growth + Value, and SmallCap Opportunities, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments within three years. The amount of each Fund's expenses waived or reimbursed during the last fiscal year by ING Investments is shown under the heading Waivers and Reimbursements. For each Fund, except the Tax Efficient Equity and Internet Funds, the expense limit will continue through at least [October 31, 2002]. For the Tax Efficient Equity and Internet Funds, the expense limit will continue through at least [May 31, 2002]. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement at least 30 days prior to the end of the then current term or upon termination of the investment management agreement.

 (3) This includes a waiver of 0.10% of Distribution Fee for Tax Efficient Equity and Internet Funds for Class A only.

 (4) Effective February 23, 2001 and March 23, 2001, certain funds merged with MagnaCap, Growth and Income, LargeCap Growth, MidCap Opportunities and SmallCap Opportunities Funds. It is expected that as a result of the mergers, operating expenses will be lower than the operating expenses prior to the mergers.

 (5) Excludes one-time merger fees of 0.01%, 0.01%, 0.01% and 0.01% for Class A, B, C and M, respectively, incurred in connection with the merger of another investment company into MagnaCap Fund.

 (6) Excludes one-time merger fees of 0.06%, 0.06% and 0.06% for Class A, B and C, respectively, incurred in connection with the merger of another investment company into Large Company Value Fund.

 (7) Excludes one-time merger fees of 0.01%, 0.01% and 0.01% for Class A, B and C, respectively, incurred in connection with the merger of another investment company into LargeCap Growth Fund.

 (8) Excludes one-time merger fees of 0.09%, 0.09% and 0.09% for Class A, B and C, respectively, incurred in connection with the merger of another investment company into MidCap Opportunities Fund.

 (9) Excludes one-time merger fees of 0.03%, 0.03%, 0.03% and 0.03% for Class A, B, C and T, respectively, incurred in connection with the merger of another investment company into SmallCap Opportunities Fund.

(10) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.

(11) Amount recouped by ING Investments, LLC pursuant to the Expense Limitation Agreement between the Fund and ING Investments, LLC.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       37

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the ING Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

CLASS A

FUND                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------------
 Growth + Value                                                 $     745        1,100       1,479       2,539
 Growth Opportunities                                           $     741        1,089       1,460       2,499
 LargeCap Growth                                                $     715        1,010       1,327       2,221
 MidCap Growth                                                  $     713        1,004       1,317       2,200
 MidCap Opportunities                                           $     763        1,158       1,576       2,739
 SmallCap Growth                                                $     740        1,086       1,455       2,488
 SmallCap Opportunities                                         $     734        1,068       1,425       2,427
 Research Enhanced Index                                        $     714        1,007       1,322       2,210
 Internet                                                       $     826        1,345       1,890       3,368
 Financial Services                                             $     711          999       1,307       2,179
 Large Company Value                                            $     711          999       1,307       2,179
 MagnaCap                                                       $     700          963       1,247       2,053
 Tax Efficient Equity                                           $     745        1,103       1,484       2,549
 Convertible                                                    $     710          996       1,302       2,169
 Equity and Income                                              $     722        1,031       1,361       2,294

 38      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

CLASS B

                                                     IF YOU SELL YOUR SHARES                  IF YOU DON'T SELL YOUR SHARES
                                             ----------------------------------------    ----------------------------------------
FUND                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 Growth + Value                           $   750       1,070      1,516      2,634       250         770      1,316      2,634
 Growth Opportunities                     $   746       1,058      1,496      2,593       246         758      1,296      2,593
 LargeCap Growth                          $   714         961      1,334      2,276       214         661      1,134      2,276
 MidCap Growth                            $   712         955      1,324      2,255       212         655      1,124      2,255
 MidCap Opportunities                     $   770       1,129      1,615      2,834       270         829      1,415      2,834
 SmallCap Growth                          $   740       1,039      1,465      2,545       240         739      1,265      2,545
 SmallCap Opportunities                   $   739       1,036      1,460      2,522       239         736      1,260      2,522
 Research Enhanced Index                  $   718         973      1,354      2,305       218         673      1,154      2,305
 Internet                                 $   831       1,310      1,912      3,429       331       1,010      1,712      3,429
 Financial Services                       $   720         979      1,364      2,313       220         679      1,164      2,313
 Large Company Value                      $   720         979      1,364      2,313       220         679      1,164      2,313
 MagnaCap                                 $   703         927      1,278      2,147       203         627      1,078      2,147
 Tax Efficient Equity                     $   746       1,058      1,496      2,606       246         758      1,296      2,606
 Convertible                              $   709         946      1,308      2,223       209         646      1,108      2,223
 Equity and Income                        $   721         982      1,369      2,349       221         682      1,169      2,349

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       39

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

EXAMPLES

CLASS C

                                                     IF YOU SELL YOUR SHARES                  IF YOU DON'T SELL YOUR SHARES
                                             ----------------------------------------    ----------------------------------------
FUND                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 Growth + Value                           $   350         770      1,316      2,806       250         770      1,316      2,806
 Growth Opportunities                     $   346         758      1,296      2,766       246         758      1,296      2,766
 LargeCap Growth                          $   314         661      1,134      2,441       214         661      1,134      2,441
 MidCap Growth                            $   312         655      1,124      2,421       212         655      1,124      2,421
 MidCap Opportunities                     $   370         829      1,415      3,003       270         829      1,415      3,003
 SmallCap Growth                          $   340         739      1,265      2,706       240         739      1,265      2,706
 SmallCap Opportunities                   $   339         736      1,260      2,696       239         736      1,260      2,696
 Research Enhanced Index                  $   318         673      1,154      2,483       218         673      1,154      2,483
 Internet                                 $   431       1,010      1,712      3,576       331       1,010      1,712      3,576
 Large Company Value                      $   320         679      1,164      2,506       220         679      1,164      2,506
 MagnaCap                                 $   303         627      1,078      2,327       203         627      1,078      2,327
 Tax Efficient Equity                     $   346         758      1,296      2,766       246         758      1,296      2,766
 Convertible                              $   309         646      1,108      2,390       209         646      1,108      2,390
 Equity and Income                        $   321         682      1,169      2,513       221         682      1,169      2,513

CLASS M

FUND                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------------
 MagnaCap                                                       $     522          882       1,266       2,340

CLASS T

                                                     IF YOU SELL YOUR SHARES                  IF YOU DON'T SELL YOUR SHARES
                                             ----------------------------------------    ----------------------------------------
FUND                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 Growth Opportunities                     $   641         942      1,270      2,555       241         742      1,270      2,555
 SmallCap Opportunities                   $   634         921      1,235      2,483       234         721      1,235      2,483
 Equity and Income                        $   596         806      1,042      2,150       196         606      1,042      2,150

 40      What You Pay to Invest

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

ING PURCHASE OPTIONS(TM)

Depending upon the Fund, you may select from up to five separate classes of shares: Class A, Class B, Class C, Class M and Class T.

CLASS A

- Front-end sales charge, as described on the next page.

- Distribution and service (12b-1) fees of 0.25% to 0.35% (varies by Fund).

CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1%.

- A contingent deferred sales charge, as described on the next page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses. Class B shares acquired initially through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase.

CLASS C

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1%.

- A 1% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

- Not offered by Financial Services Fund.

CLASS M

- Lower front-end sales charge than Class A, as described on the next page.

- Distribution and service (12b-1) fees of 0.75%.

- No automatic conversion to Class A shares, so annual expenses continue at the Class M level throughout the life of your investment.

- Offered only by MagnaCap Fund.

CLASS T

- No longer available for purchase, unless you are investing income earned on Class T shares or exchanging Class T shares of another Fund.

- Distribution and service (12b-1) fees of 0.75 to 0.95% (varies by Fund).

- A contingent deferred sales charge, as described on the next page.

- Automatic conversion to Class A shares after 8 years, thus reducing future annual expenses.

- Offered only by Growth Opportunities Fund, SmallCap Opportunities Fund and Equity and Income Fund.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the contingent deferred sales charge. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A or Class M shares. Orders for Class B shares and Class M shares in excess of $250,000 and $1,000,000, respectively, will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, each class of each Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       41

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

SALES CHARGE CALCULATION

CLASS A(1)

Class A shares of the Funds are sold subject to the following sales charge:

                             EQUITY GROWTH, EQUITY VALUE
                             AND EQUITY AND INCOME FUNDS
                            ------------------------------
                            AS A % OF THE    AS A % OF NET
YOUR INVESTMENT             OFFERING PRICE    ASSET VALUE
 Less than $50,000               5.75            6.10
 $50,000 - $99,999               4.50            4.71
 $100,000 - $249,999             3.50            3.63
 $250,000 - $499,999             2.50            2.56
 $500,000 - $1,000,000           2.00            2.04
 $1,000,000 and over                             See below

(1) Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.

INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a contingent deferred sales charge if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                       PERIOD DURING WHICH
YOUR INVESTMENT                 CDSC      CDSC APPLIES
 $1,000,000 - $2,499,999        1.00%        2 years
 $2,500,000 - $4,999,999        0.50         1 year
 $5,000,000 and over            0.25         1 year

However, Class A shares that were purchased in an amount of $1 million or more through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will be subject to a contingent deferred sales charge of 1% within one year from the date of purchase.

Class A shares that were purchased in an amount of $1 million or more through funds that were part of the Northstar family of funds and the [ING family of funds] at the time of purchase may be subject to a different contingent deferred sales charge period of 18 months and 12 months, respectively, from the date of purchase. See the SAI for further information.

CLASS B, CLASS C AND CLASS T
Class B, Class C and Class T shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

CLASS B DEFERRED SALES CHARGE(2)

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                     5%
 2nd year                                                     4
 3rd year                                                     3
 4th year                                                     3
 5th year                                                     2
 6th year                                                     1
 After 6th year                                            none

(2) Class B shares that were purchased through funds that were part of the Northstar family of funds at the time of purchase are subject to a different contingent deferred sales charge. Please see the SAI for further information.

CLASS C DEFERRED SALES CHARGE

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                     1%
 After 1st year                                            none

CLASS T DEFERRED SALES CHARGE

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                     4%
 2nd year                                                     3
 3rd year                                                     2
 4th year                                                     1
 After 4th year                                            none

To keep your CDSC as low as possible, each time you place a request to redeem shares the Funds will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

CLASS M

Class M shares of the Funds are sold subject to the following sales charge.

                                    MAGNACAP FUND
                            ------------------------------
                            AS A % OF THE    AS A % OF NET
YOUR INVESTMENT             OFFERING PRICE    ASSET VALUE
 Less than $50,000               3.50            3.63
 $50,000 - $99,999               2.50            2.56
 $100,000 - $249,999             1.50            1.52
 $250,000 - $499,999             1.00            1.01
 $500,000 and over               none            none

 42      Shareholder Guide

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCED SALES CHARGES. You may reduce the initial sales charge on a purchase of Class A or Class M shares of the Funds by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

- LETTER OF INTENT -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

- RIGHTS OF ACCUMULATION -- lets you add the value of shares of any open-end ING Fund (excluding the ING Money Market, ING Classic Money Market Fund and ING Premier Money Market Fund and the ING Lexington Money Market Trust) you already own to the amount of your next purchase for purposes of calculating the sales charge.

- COMBINATION PRIVILEGE -- shares held by investors in the ING Funds which impose a CDSC may be combined with Class A or Class M shares for a reduced sales charge.

See the Account Application or the SAI for details, or contact your financial representative or the Shareholder Servicing Agent for more information.

CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

- Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

- For Class B and Class C Shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

- Mandatory distributions from a tax-deferred retirement plan or an IRA.

However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Agent.

REINSTATEMENT PRIVILEGE. If you sell Class B, Class C or Class T shares of an ING Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B, Class C and Class T shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Agent. Consult the SAI for more information.

SALES CHARGE WAIVERS. Class A or Class M shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent, or see the SAI.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       43

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

The minimum initial investment amounts for the ING Funds are as follows:

- Non-retirement accounts: $1,000

- Retirement accounts: $250

- Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month.

The minimum additional investment is $100.

Make your investment using the table on the right.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. The ING Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs).

RETIREMENT PLANS

The Funds have available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Co. (SSB) acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.


                           Initial                 Additional
     Method              Investment                Investment
 BY CONTACTING      An investment
 YOUR INVESTMENT    professional with an
 PROFESSIONAL       authorized firm can
                    help you establish and
                    maintain your account.
 BY MAIL            Visit or consult an      Visit or consult an
                    investment               investment professional.
                    professional. Make       Fill out the Account
                    your check payable to    Additions form included
                    the ING Funds and mail   on the bottom of your
                    it, along with a         account statement along
                    completed Application.   with your check payable
                    Please indicate your     to the Fund and mail
                    investment               them to the address on
                    professional on the      the account statement.
                    New Account              Remember to write your
                    Application.             account number on the
                                             check.

 BY WIRE            Call the ING             Wire the funds in the
                    Operations Department    same manner described
                    at (800) 336-3436 to     under Initial
                    obtain an account        Investment.
                    number and indicate
                    your investment
                    professional on the
                    account.
                    Instruct your bank to
                    wire funds to the Fund
                    in the care of:
                    State Street Bank and
                    Trust Company
                    ABA #101003621
                    Kansas City, MO
                    credit to:
                    -------------
                    (the Fund)
                    A/C #751-8315; for
                    further credit to:
                    -------------------
                    Shareholder A/C #
                    -----------------
                    (A/C # you received
                    over the telephone)
                    Shareholder Name:
                   ----------------------
                    (Your Name Here)
                    After wiring funds you
                    must complete the
                    Account Application
                    and send it to:
                    ING Funds
                    P.O. Box 219368
                    Kansas City, MO
                    64121-9368

 44      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $10,000.

- Minimum withdrawal amount is $100.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission (SEC). When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


                                                                           Method                         Procedures
                                                                    BY CONTACTING YOUR       You may redeem shares by contacting
                                                                    INVESTMENT               your investment professional.
                                                                    PROFESSIONAL             Investment professionals may charge
                                                                                             for their services in connection with
                                                                                             your redemption request, but neither
                                                                                             the Fund nor the Distributor imposes
                                                                                             any such charge.
                                                                    BY MAIL                  Send a written request specifying the
                                                                                             Fund name and share class, your
                                                                                             account number, the name(s) in which
                                                                                             the account is registered, and the
                                                                                             dollar value or number of shares you
                                                                                             wish to redeem to:
                                                                                             ING Funds
                                                                                             P.O. Box 219368
                                                                                             Kansas City, MO 64121-9368
                                                                                             If certificated shares have been
                                                                                             issued, the certificate must accompany
                                                                                             the written request. Corporate
                                                                                             investors and other associations must
                                                                                             have an appropriate certification on
                                                                                             file authorizing redemptions. A
                                                                                             suggested form of such certification
                                                                                             is provided on the Account
                                                                                             Application. A signature guarantee may
                                                                                             be required.
                                                                    BY TELEPHONE --          You may redeem shares by telephone on
                                                                    EXPEDITED REDEMPTION     all accounts other than retirement
                                                                                             accounts, unless you check the box on
                                                                                             the Account Application which
                                                                                             signifies that you do not wish to use
                                                                                             telephone redemptions. To redeem by
                                                                                             telephone, call the Shareholder
                                                                                             Servicing Agent at (800) 992-0180.
                                                                                             RECEIVING PROCEEDS BY CHECK:
                                                                                             You may have redemption proceeds (up
                                                                                             to a maximum of $100,000) mailed to an
                                                                                             address which has been on record with
                                                                                             ING Funds for at least 30 days.
                                                                                             RECEIVING PROCEEDS BY WIRE:
                                                                                             You may have redemption proceeds
                                                                                             (subject to a minimum of $5,000) wired
                                                                                             to your pre-designated bank account.
                                                                                             You will not be able to receive
                                                                                             redemption proceeds by wire unless you
                                                                                             check the box on the Account
                                                                                             Application which signifies that you
                                                                                             wish to receive redemption proceeds by
                                                                                             wire and attach a voided check. Under
                                                                                             normal circumstances, proceeds will be
                                                                                             transmitted to your bank on the
                                                                                             business day following receipt of your
                                                                                             instructions, provided redemptions may
                                                                                             be made. In the event that share
                                                                                             certificates have been issued, you may
                                                                                             not request a wire redemption by
                                                                                             telephone.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       45

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under How to Purchase Shares have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of a Fund for shares of the same class of any other ING Fund, except for Lexington Money Market Trust and ING Corporate Leaders Trust Fund, without paying any additional sales charge, except that Class A shares of the ING Money Market Funds for which no sales charge was paid must pay the applicable sales load on an exchange into Class A shares of another Fund. In addition, Class T shares of any Fund may be exchanged for Class B shares of the ING Classic Money Market, ING Money Market Funds. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of a Fund that at the time you acquired the shares was a Nicholas-Applegate Mutual Fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired. You should review the prospectus of the ING Fund you intend to exchange into before exchanging your shares.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund, is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are

 46      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

In addition to the Funds available in this prospectus, ING Funds Distributor, Inc. offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by ING Funds Distributor, Inc., please see the inside back cover of this prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this prospectus by calling (800) 992-0180.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

CDSC ON EXCHANGE TO ING SENIOR INCOME FUND

You are not required to pay an applicable CDSC upon an exchange from any ING Fund described in this prospectus to the ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that Fund, the CDSC will apply from the original ING Fund from which you exchanged. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the original ING Fund.

SYSTEMATIC EXCHANGE PRIVILEGE

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

ACCOUNT ACCESS

Unless your ING shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at [www.pilgrimfunds.com,] or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Service Representative, you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Servicing Agent at (800) 992-0180 [select Option 1], obtain a policy over the internet at [www.pilgrimfunds.com,] or see the privacy policy that accompanies this Prospectus.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       47

MANAGEMENT OF THE FUNDS                                                  ADVISER
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING or ING Investments), a Delaware limited liability company, serves as the investment adviser to each of the Funds. ING has overall responsibility for the management of the Funds. ING provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING is registered with the SEC as an investment adviser. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

Prior to April 30, 2001, ING Mutual Funds Management Co. LLC (IMFC) served as investment adviser to certain of the Funds. On April 30, 2001, IMFC, an indirect wholly-owned subsidiary of ING Group that had been under common control with ING Investments, merged with ING Investments.

As of December 31, 2001, ING managed over $[    ] billion in assets.

ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

                                                      MANAGEMENT
                        FUND                             FEE
Growth + Value                                          1.00%
Growth Opportunities                                     0.95
LargeCap Growth                                          0.73
MidCap Growth                                            0.75
MidCap Opportunities                                     1.00
SmallCap Growth                                          1.00
SmallCap Opportunities                                   1.00
Research Enhanced Index                                  0.70
Internet                                                 1.25
Financial Services                                       0.73
Large Company Value                                      0.63
MagnaCap                                                 0.72
Tax Efficient Equity                                     0.80
Convertible                                              0.75
Equity and Income                                        0.75

ING DIRECTLY MANAGES THE PORTFOLIOS OF THE FOLLOWING FUNDS:

GROWTH OPPORTUNITIES FUND, LARGECAP GROWTH FUND, MIDCAP OPPORTUNITIES FUND AND MIDCAP GROWTH FUND.

The following individuals share responsibility for the day-to-day management of the Growth Opportunities Fund, LargeCap Growth Fund, MidCap Opportunities Fund and MidCap Growth Fund.

Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of ING, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since the fund was formed in August 1998, Growth Opportunities Fund since November 1998, MidCap Growth Fund since April 2000, and LargeCap Growth Fund since October 2000. Prior to joining ING in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer -- Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp.

Jeffrey Bernstein, Senior Vice President of ING, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since the fund was formed in August 1998, Growth Opportunities Fund since November 1998, and MidCap Growth Fund since April 2000. Mr. Bernstein has served as Co-Portfolio Manager of LargeCap Growth Fund since January 2001. Prior to joining ING in October 1999, Mr. Bernstein was a portfolio manager at Northstar Investment Management Corp., which subsequently merged into ING. Prior to May 1998, Mr. Bernstein was a Portfolio Manager at Strong Capital Management. From 1995 to 1997, Mr. Bernstein was a Portfolio Manager at Berkeley Capital.

SMALLCAP OPPORTUNITIES FUND AND SMALLCAP GROWTH FUND

Mary Lisanti, whose background is described above, has served as a manager of the SmallCap Opportunities Fund since July 1998 and SmallCap Growth Fund since April 2000.

LARGE COMPANY VALUE FUND

Thomas Jackson, Senior Vice President and Senior Portfolio Manager for value equity strategies at ING, has served as Portfolio Manager of Large Company Value Fund since June 2001. Prior to joining ING in June 2001, Mr. Jackson was a Managing Director at Prudential Investments (April 1990 through December 2000). Prior to April 1990, Mr. Jackson was Co-Chief Investment Officer and Managing Director at Century Capital Associates and Red Oak Advisors Inc.

FINANCIAL SERVICES FUND

The following individuals share responsibility for the day-to-day management of the Financial Services Fund:

Robert M. Kloss, Vice President of ING, has served as Co-Portfolio Manager of Financial Services Fund since January 2001. Mr. Kloss has served as an Equity Analyst and Portfolio Manager for ING since 1998. From 1995 to 1998, he served as a Product Manager for the ING America Masters Series funds. Prior to 1995, Mr. Kloss was Vice President for Financial Planning at Express America Holdings, Corp., which subsequently acquired ING's predecessor (ING America Investments, Inc.). Mr. Kloss has also served as a principal with Phoenix Strategies, and as a Vice President of


 48      Management of the Funds

ADVISER                                                  MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Operations and Vice President and Director of Financial Planning for Wells Fargo Credit Corporation.

Steven L. Rayner, Vice President of ING, has served as Co-Portfolio Manager of Financial Services Fund since January 2001. Mr. Rayner has served as Equity Analyst for the Financial Services Fund since June 1995. Mr. Rayner held the same position at ING's predecessor (ING America Investments, Inc.) from 1993 to 1994. Mr. Rayner holds the professional designations of Chartered Financial Analyst and Certified Public Accountant.

Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of ING, whose background is described above, has oversight for the Fund's strategy.

MAGNACAP FUND

Thomas Jackson, whose background is described above, has served as Portfolio Manager of MagnaCap Fund since June 2001.

Howard Kornblue, Senior Vice President and Senior Portfolio Manager for ING, has served as Auxiliary Portfolio Manager of MagnaCap Fund since June 2001. From January 2001 to the present, Mr. Kornblue has served as Director of Value Strategies at ING. Mr. Kornblue served as Portfolio Manager of MagnaCap Fund from 1989 until January 2001.

EQUITY AND INCOME FUND

The following individuals share responsibility for the day-to-day management of the Equity and Income Fund:

Thomas Jackson, whose background is described above, has served as Portfolio Manager of the equity portion of the Equity and Income Fund since June 2001.

Robert K. Kinsey, Vice President of ING, has served as a Portfolio Manager of Equity and Income Fund since May 24, 1999. Mr. Kinsey manages Equity and Income Fund's assets that are invested in assets other than high yield debt securities. Prior to joining ING, Mr. Kinsey was a Vice President and Fixed Income Portfolio Manager for Federated Investors from January 1995 to March 1999. From July 1992 to January 1995, Mr. Kinsey was a Principal and Portfolio Manager for Harris Investment Management.

Edwin Schriver, Senior Vice President of ING, has served as a Senior Portfolio Manager of the high yield portion of the Equity and Income Fund's assets since October 2000. Prior to joining ING, Mr. Schriver was a Senior High Yield Analyst for Dreyfus Corporation since 1998. From 1996 to 1997, Mr. Schriver was the President of Crescent City Research, an investment research and software firm. Prior to 1996, Mr. Schriver was President of an SEC registered investment adviser and held various senior portfolio management positions.

CONVERTIBLE FUND

Andrew Chow, Vice President of ING, has served as a Portfolio Manager of Convertible Fund since October 1, 2000. Prior to joining ING, Mr. Chow was the portfolio manager of the Conseco Convertible Securities Fund since 1998. He joined Conseco in 1991 where he was also responsible for managing convertible securities accounts.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       49

MANAGEMENT OF THE FUNDS                                             SUB-ADVISERS
--------------------------------------------------------------------------------

SUB-ADVISERS

For each of the following Funds, ING has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers are among the most respected institutional investment advisers in the world, and have been selected primarily on the basis of their successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.

RESEARCH ENHANCED INDEX FUND

AELTUS INVESTMENT MANAGEMENT, INC.

Aeltus Investment Management, Inc., (Aeltus) serves as Sub-Adviser to the Research Enhanced Index Fund. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly-owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of December 31, 2001, Aeltus managed over $-- billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

Hugh T. M. Whelan and Douglas E. Cote share the responsibility for the day-to-day management of the Research Enhanced Index Fund.

Mr. Whelan has served as co-manager of the Research Enhanced Index Fund since August 1, 2001. At Aeltus, he has served as a quantitative equity analyst since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities since 1994.

Mr. Cote has served as co-manager of the Research Enhanced Index Fund since August 1, 2001. At Aeltus, Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.

TAX EFFICIENT EQUITY FUND

DELTA ASSET MANAGEMENT

Delta Asset Management (Delta) serves as Sub-Adviser to the Tax Efficient Equity Fund. Delta is a division of Furman Selz Capital Management LLC (FSCM), an SEC registered investment adviser. Delta manages over $-- billion for institutions and high net worth individuals. Delta's principal address is 333 South Grand Avenue, Los Angeles, CA 90071.

Mr. Robert Sandroni, Mr. Carl Goldsmith and Ms. Marla K. Ryan have primary responsibility for managing the Fund. Mr. Sandroni and Mr. Goldsmith have been investment professionals with Delta since 1991, and each has over 20 years of investment experience. Ms. Ryan has been an investment professional with Delta since 1998 and has over 10 years of investment experience.

GROWTH + VALUE FUND

NAVELLIER FUND MANAGEMENT, INC.

A registered investment adviser, Navellier Fund Management Inc. (Navellier) serves as Sub-Adviser to the Growth + Value Fund. Navellier and its affiliate, Navellier & Associates, Inc., manage over $5 billion for institutions, pension funds and high net worth individuals. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501.

Louis Navellier has managed the ING Growth + Value Fund since the Fund was formed in November 1996. Mr. Navellier has over 19 years of investment management experience and is the principal owner of Navellier & Associates, Inc., a registered investment adviser that manages investments for institutions, pension funds and high net worth individuals. Mr. Navellier's investment newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.

INTERNET FUND

ING INVESTMENT MANAGEMENT ADVISORS B.V.

A registered investment adviser, ING Investment Management Advisors B.V. (IIMA) serves as Sub-Adviser to the Internet Fund. As of December 31, 2001, IIMA manages over $-- billion for entities affiliated and unaffiliated with Group. IIMA's principal address is Schenkkede 65, 2595 AS The Hague, The Netherlands.

Mr. Guy Uding has primary responsibility for managing the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.


 50      Management of the Funds

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:

ANNUALLY(1)                  SEMI-ANNUALLY(1)   QUARTERLY(2)
-----------                  ----------------   ------------
Research Enhanced Index      MagnaCap           Equity and
Tax Efficient Equity         Large Company      Income
Growth Opportunities         Value              Convertible
LargeCap Growth
MidCap Opportunities
MidCap Growth
Growth + Value
SmallCap Opportunities
SmallCap Growth
Financial Services
Internet

(1) Distributions normally expected to consist primarily of capital gains.
(2) Distributions normally expected to consist on an annual basis of a variable combination of capital gains and ordinary income.

Each Fund distributes capital gains, if any, annually.

DIVIDEND REINVESTMENT

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B, C, M or T shares of a Fund invested in another ING Fund which offers the same class shares. If you are a shareholder of ING Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A account of any open-end ING Fund.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 30% (in 2002 and 2003) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     Dividends, Distributions and Taxes       51

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the Statement of Additional Information (the
SAI).

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser of any Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

INVESTMENTS IN FOREIGN SECURITIES (MAGNACAP, EQUITY AND INCOME, LARGE COMPANY VALUE, AND INTERNET FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

INABILITY TO SELL SECURITIES (ALL FUNDS EXCEPT MAGNACAP, RESEARCH ENHANCED INDEX, AND LARGECAP GROWTH FUNDS). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

HIGH YIELD SECURITIES (EQUITY AND INCOME AND CONVERTIBLE FUNDS). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile than other high yield securities. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

CORPORATE DEBT SECURITIES (FINANCIAL SERVICES, LARGE COMPANY VALUE, MAGNACAP, EQUITY AND INCOME AND CONVERTIBLE FUNDS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately


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                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

CONVERTIBLE SECURITIES (GROWTH + VALUE, FINANCIAL SERVICES, LARGE COMPANY VALUE, MAGNACAP, CONVERTIBLE AND EQUITY AND INCOME FUNDS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER INVESTMENT COMPANIES (EQUITY AND INCOME FUND). Each Fund may invest up to 10% of its assets in other investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

INTERESTS IN LOANS (EQUITY AND INCOME FUND). The Fund may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

DERIVATIVES (EQUITY AND INCOME, LARGE COMPANY VALUE AND RESEARCH ENHANCED INDEX FUNDS). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, and some do, so please check the description of the Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

PORTFOLIO TURNOVER. Each Fund (except MagnaCap and Tax Efficient Equity Funds) is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES (ALL FUNDS EXCEPT LARGECAP GROWTH, RESEARCH ENHANCED INDEX, AND MAGNACAP FUNDS). The Funds may invest in small and mid capitalization companies. Investments in mid-and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

NON-DIVERSIFIED INVESTMENT COMPANIES (INTERNET FUND). Certain Funds are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

CONCENTRATION (FINANCIAL SERVICES AND INTERNET FUNDS). Certain Funds concentrate (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

LENDING PORTFOLIO SECURITIES (LARGECAP GROWTH AND CONVERTIBLE FUNDS). In order to generate additional income, certain Funds may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       53

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

OTHER RISKS

EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest in restricted and illiquid securities (except MagnaCap Fund may not invest in restricted securities). If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

BORROWING. Certain Funds may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. Certain Funds may make short sales. A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security


 54      More Information About Risks
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                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS Unless otherwise stated, the percentage limitations in this prospectus apply at the time of investment.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       55

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditors, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

 56      Financial Highlights

FINANCIAL HIGHLIGHTS                                     ING GROWTH + VALUE FUND
--------------------------------------------------------------------------------

For the seven months ended May 31, 2001, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to May 31, 2001 the financial information was audited by other independent auditors.

                                                                     CLASS A
                                        -----------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED       SEVEN MONTHS
                                        NOVEMBER 30,      ENDED             YEAR ENDED OCTOBER 31,
                                            2001         MAY 31,      -----------------------------------
                                         UNAUDITED       2001(5)       2000      1999     1998    1997(1)
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                             $                       24.91       19.76    10.44    12.15    10.00
 Income from investment
 operations:
 Net investment loss                $                       (0.13)      (0.20)   (0.17)   (0.11)   (0.05)
 Net realized and unrealized gain
 (loss) on investments              $                       (8.68)       7.81     9.49    (1.42)    2.20
 Total from investment operations   $                       (8.81)       7.61     9.32    (1.53)    2.15
 Less distributions from:
 Net realized gain on investments   $                        2.16        2.46       --     0.18       --
 Tax return of capital              $                        0.06          --       --       --       --
 Total distributions                $                        2.22        2.46       --     0.18       --
 Net asset value, end of period     $                       13.88       24.91    19.76    10.44    12.15
 TOTAL RETURN(2):                   %                      (38.02)      40.18    89.27   (12.63)   21.50
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)   $                     160,251     257,601   81,225   33,425   34,346
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                   %                        1.77        1.57     1.69     1.72     1.84(4)
 Gross expenses prior to expense
 reimbursement(3)                   %                        1.77        1.57     1.69     1.72     1.86
 Net investment loss after
 expense reimbursement(3)           %                       (1.52)      (1.22)   (1.30)   (0.92)   (0.94)(4)
 Portfolio turnover rate            %                          95         163      197      162      144

                                                                    CLASS B
                                   -------------------------------------------------------------------------
                                    SIX MONTHS
                                      ENDED       SEVEN MONTHS
                                   NOVEMBER 30,      ENDED                 YEAR ENDED OCTOBER 31,
                                       2001         MAY 31,      -------------------------------------------
                                    UNAUDITED       2001(5)       2000      1999      1998     1997(1)
---------------------------------  -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                                24.17       19.34     10.29     12.08    10.00
 Income from investment
 operations:
 Net investment loss                                   (0.19)      (0.36)    (0.27)    (0.16)   (0.08)
 Net realized and unrealized gain
 (loss) on investments                                 (8.40)       7.65      9.32     (1.45)    2.16
 Total from investment operations                      (8.59)       7.29      9.05     (1.61)    2.08
 Less distributions from:
 Net realized gain on investments                       2.16        2.46        --      0.18       --
 Tax return of capital                                  0.06          --        --        --       --
 Total distributions                                    2.22        2.46        --      0.18       --
 Net asset value, end of period                        13.36       24.17     19.34     10.29    12.08
 TOTAL RETURN(2):                                     (38.31)      39.33     87.95    (13.38)   20.80
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                    326,139     507,282   227,227   105,991   76,608
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                                       2.47        2.27      2.39      2.45     2.55(4)
 Gross expenses prior to expense
 reimbursement(3)                                       2.47        2.27      2.39      2.45     2.57
 Net investment loss after
 expense reimbursement(3)                              (2.22)      (1.92)    (2.00)    (1.67)   (1.68)(4)
 Portfolio turnover rate                                  95         163       197       162      144

                                                                                          CLASS C
                                                          -----------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED       SEVEN MONTHS
                                                          NOVEMBER 30,      ENDED                YEAR ENDED OCTOBER 31,
                                                              2001         MAY 31,      -----------------------------------------
                                                           UNAUDITED       2001(5)       2000      1999     1998    1997(1)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $                        24.16       19.33    10.29    12.08    10.00
 Income from investment operations:
 Net investment loss                                 $                        (0.19)      (0.33)   (0.26)   (0.16)   (0.08)
 Net realized and unrealized gain (loss) on
 investments                                         $                        (8.40)       7.62     9.30    (1.45)    2.16
 Total from investment operations                    $                        (8.59)       7.29     9.04    (1.61)    2.08
 Less distributions from:
 Net realized gain on investments                    $                         2.16        2.46       --     0.18       --
 Tax return of capital                               $                         0.06          --       --       --       --
 Total distributions                                 $                         2.22        2.46       --     0.18       --
 Net asset value, end of period                      $                        13.35       24.16    19.33    10.29    12.08
 TOTAL RETURN(2):                                    %                       (38.33)      39.35    87.85   (13.38)   20.80
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                    $                      183,037     280,484   84,391   37,456   26,962
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)         %                         2.47        2.27     2.40     2.46     2.56(4)
 Gross expenses prior to expense reimbursement(3)    %                         2.47        2.27     2.40     2.46     2.58
 Net investment loss after expense
 reimbursement(3)                                    %                        (2.22)      (1.92)   (2.01)   (1.69)   (1.70)(4)
 Portfolio turnover rate                             %                           95         163      197      162      144

--------------------------------------------------------------------------------

(1) The Fund commenced operations on November 18, 1996.

(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.

(4) Expenses calculated net of advisor reimbursement.

(5) The fund changed its fiscal year end to May 31.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                ING Growth + Value Fund       57

ING GROWTH OPPORTUNITIES FUND                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the five months ended May 31, 2001 and the year ended December 31, 2000, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to December 31, 2000, the financial information was audited by other independent auditors.

                                                                      CLASS A
                                      ------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED       FIVE MONTHS
                                      NOVEMBER 30,      ENDED                YEAR ENDED DECEMBER 31,
                                          2001         MAY 31,     -------------------------------------------
                                       UNAUDITED       2001(5)      2000      1999      1998     1997    1996
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
 Net asset value, beginning of
 period                           $                      25.45       33.17     26.06    21.26    17.92   15.53
 Income from investment
 operations:
 Net investment income (loss)     $                      -0.11       -0.21     -0.15    -0.08     0.03    0.02
 Net realized and unrealized
 gain (loss) on investments       $                      -6.71       -6.02     20.10     5.09     4.16    3.18
 Total from investment
 operations                       $                      -6.82       -6.23     19.95     5.01     4.19    3.20
 Less distributions from:
 Net realized gain on
 investments                      $                         --        1.49     12.84     0.21     0.85    0.81
 Total distributions              $                         --        1.49     12.84     0.21     0.85    0.81
 Net asset value, end of period   $                      18.63       25.45     33.17    26.06    21.26   17.92
 TOTAL RETURN(2):                 %                     -26.80      -19.11     93.26    23.61    23.59   20.54
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000s)                           $                    158,754     206,590   101,260   29,358    9,334   4,750
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                 %                       1.73        1.46      1.39     1.37     1.37(4)  1.50(4)
 Gross expenses prior to
 expense reimbursement(3)         %                       1.73        1.46      1.39     1.37     1.40    1.56
 Net investment income (loss)
 after expense reimbursement(3)   %                      -1.34       -0.86     -0.98    -0.47     0.04(4)  0.11(4)
 Portfolio turnover rate          %                        217         326       286       98       32      62

                                                                 CLASS B
                                 ------------------------------------------------------------------------
                                  SIX MONTHS
                                    ENDED       FIVE MONTHS
                                 NOVEMBER 30,      ENDED                YEAR ENDED DECEMBER 31,
                                     2001         MAY 31,     -------------------------------------------
                                  UNAUDITED       2001(5)      2000      1999      1998    1997     1996
-------------------------------  ------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
 Net asset value, beginning of
 period                                             24.09       31.70     25.46    20.93   17.76    15.50
 Income from investment
 operations:
 Net investment income (loss)                       -0.17       -0.35     -0.18    -0.23   -0.15    -0.06
 Net realized and unrealized
 gain (loss) on investments                         -6.34       -5.77     19.26     4.97    4.17     3.13
 Total from investment
 operations                                         -6.51       -6.12     19.08     4.74    4.02     3.07
 Less distributions from:
 Net realized gain on
 investments                                           --        1.49     12.84     0.21    0.85     0.81
 Total distributions                                   --        1.49     12.84     0.21    0.85     0.81
 Net asset value, end of period                     17.58       24.09     31.70    25.46   20.93    17.76
 TOTAL RETURN(2):                                  -27.02      -19.66     91.84    22.69   22.84    19.74
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000s)                                           162,106     224,299    88,305   15,480   8,815    4,444
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                                    2.43        2.16      2.10     2.13    2.14     2.20(4)
 Gross expenses prior to
 expense reimbursement(3)                            2.43        2.16      2.10     2.13    2.14     2.24
 Net investment income (loss)
 after expense reimbursement(3)                     -2.04       -1.56     -1.69    -1.26   -0.95    -0.55(4)
 Portfolio turnover rate                              217         326       286       98      32       62

                                                                       CLASS C
                                       ------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED       FIVE MONTHS
                                       NOVEMBER 30,      ENDED                YEAR ENDED DECEMBER 31,
                                           2001         MAY 31,     -------------------------------------------
                                        UNAUDITED       2001(5)      2000      1999      1998     1997    1996
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
 Net asset value, beginning of
 period                          $                       24.13        31.75     25.48    20.91    17.76   15.50
 Income from investment
 operations:
 Net investment income (loss)    $                       -0.17        -0.31     -0.10    -0.27    -0.13   -0.05
 Net realized and unrealized
 gain (loss) on investments      $                       -6.34        -5.82     19.21     5.05     4.13    3.12
 Total from investment
 operations                      $                       -6.51        -6.13     19.11     4.78     4.00    3.07
 Less distributions from:
 Net realized gain on
 investments                     $                          --         1.49     12.84     0.21     0.85    0.81
 Total distributions             $                          --         1.49     12.84     0.21     0.85    0.81
 Net asset value, end of period  $                       17.62        24.13     31.75    25.48    20.91   17.76
 TOTAL RETURN(2):                 %                     -26.98       -19.65     91.90    22.90    22.73   19.74
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000s)                          $                      93,537      130,389    21,006    1,625    1,152     365
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                 %                       2.43         2.16      2.10     2.13     2.17    2.20(4)
 Gross expenses prior to
 expense reimbursement(3)         %                       2.43         2.16      2.10     2.13     2.17    2.35
 Net investment income (loss)
 after expense reimbursement(3)   %                      -2.04        -1.56     -1.69    -1.24    -1.00   -0.57(4)
 Portfolio turnover rate          %                        217          326       286       98       32      62

                                                                  CLASS T
                                 -------------------------------------------------------------------------
                                  SIX MONTHS
                                    ENDED       FIVE MONTHS
                                 NOVEMBER 30,      ENDED                YEAR ENDED DECEMBER 31,
                                     2001         MAY 31,     --------------------------------------------
                                  UNAUDITED       2001(5)      2000      1999      1998     1997     1996
-------------------------------  -------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
 Net asset value, beginning of
 period                                            24.29        31.93     25.59    21.02    17.82    15.53
 Income from investment
 operations:
 Net investment income (loss)                      -0.17        -0.50     -0.39    -0.36    -0.17    -0.06
 Net realized and unrealized
 gain (loss) on investments                        -6.39        -5.65     19.57     5.14     4.22     3.16
 Total from investment
 operations                                        -6.56        -6.15     19.18     4.78     4.05     3.10
 Less distributions from:
 Net realized gain on
 investments                                          --         1.49     12.84     0.21     0.85     0.81
 Total distributions                                  --         1.49     12.84     0.21     0.85     0.81
 Net asset value, end of period                    17.73        24.29     31.93    25.59    21.02    17.82
 TOTAL RETURN(2):                                 -27.01       -19.60     91.72    22.79    22.94    19.90
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000s)                                           29,666       48,095    83,772   52,023   73,674   70,406
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                                   2.38         2.11      2.03     2.05     2.03     2.00(4)
 Gross expenses prior to
 expense reimbursement(3)                           2.38         2.11      2.03     2.05     2.03     2.04
 Net investment income (loss)
 after expense reimbursement(3)                    -1.99        -1.51     -1.62    -1.19    -0.81    -3.05(4)
 Portfolio turnover rate                             217          326       286       98       32       62

--------------------------------------------------------------------------------

(1) Fund commenced operations June 5, 1995.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.

(3) Annualized for periods less than a year.

(4) Expenses calculated net of taxes and advisor reimbursement.

(5) The Fund changed its fiscal year end to May 31.

 58      ING Growth Opportunities Fund

FINANCIAL HIGHLIGHTS                                    ING LARGECAP GROWTH FUND
--------------------------------------------------------------------------------

For the eleven months ended May 31, 2001, the year ended June 30, 2000, and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999 the financial information was audited by other independent auditors.

                                                                     CLASS A
                                      ---------------------------------------------------------------------
                                       SIX MONTHS    ELEVEN                THREE
                                         ENDED       MONTHS      YEAR      MONTHS      YEAR       JULY 21,
                                      NOVEMBER 30,    ENDED     ENDED      ENDED       ENDED     1997(1) TO
                                          2001       MAY 31,   JUNE 30,   JUNE 30,   MARCH 31,   MARCH 31,
                                       UNAUDITED     2001(6)     2000     1999(2)      1999         1998
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
 Net asset value, beginning of
 period                           $                    43.12     28.09      24.94      15.73       12.50
 Income from investment
 operations:
 Net investment loss              $                    -0.20     -0.22      -0.02      -0.08       -0.03
 Net realized and unrealized
 gain (loss) on investments       $                   -18.05     15.63       3.17       9.77        3.29
 Total from investment
 operations                       $                   -18.25     15.41       3.15       9.69        3.26
 Less distributions from:
 Net investment income            $                       --        --         --         --          --
 Net realized gain on
 investments                      $                     0.47      0.38         --       0.48        0.03
 Total distributions                                    0.47      0.38         --       0.48        0.03
 Net asset value, end of period   $                    24.40     43.12      28.09      24.94       15.73
 TOTAL RETURN(3):                 %                   -42.67     55.35      12.63      63.06       62.35
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's)                          $                  161,824   186,261     30,108     12,445       4,742
 Ratios to average net assets:
 Net expenses after expense
 reimbursement
 (recoupment)(4)(5)               %                     1.47      1.36       1.43       1.59        1.60
 Gross expenses prior to
 expense reimbursement
 (recoupment)(4)                  %                     1.47      1.36       1.45       2.24        4.70
 Net investment loss after
 expense reimbursement
 (recoupment)(4)(5)               %                    -0.78     -0.87      -0.56      -0.65       -0.87
 Portfolio turnover rate          %                      331       139         27        253         306

                                                                CLASS B
                                 ---------------------------------------------------------------------
                                  SIX MONTHS    ELEVEN                THREE
                                    ENDED       MONTHS      YEAR      MONTHS      YEAR       JULY 21,
                                 NOVEMBER 30,    ENDED     ENDED      ENDED       ENDED     1997(1) TO
                                     2001       MAY 31,   JUNE 30,   JUNE 30,   MARCH 31,   MARCH 31,
                                  UNAUDITED     2001(6)     2000     1999(2)      1999         1998
-------------------------------  ---------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
 Net asset value, beginning of
 period                                           42.94     28.15      25.04      15.64       12.50
 Income from investment
 operations:
 Net investment loss                              -0.41     -0.39      -0.05      -0.08       -0.07
 Net realized and unrealized
 gain (loss) on investments                      -17.92     15.56       3.16       9.71        3.24
 Total from investment
 operations                                      -18.33     15.17       3.11       9.63        3.17
 Less distributions from:
 Net investment income                               --        --         --         --          --
 Net realized gain on
 investments                                       0.47      0.38         --       0.23        0.03
 Total distributions                               0.47      0.38         --       0.23        0.03
 Net asset value, end of period                   24.14     42.94      28.15      25.04       15.64
 TOTAL RETURN(3):                                -43.04     55.37      12.42      62.28       61.08
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's)                                        224,572   333,256     49,057     20,039       3,187
 Ratios to average net assets:
 Net expenses after expense
 reimbursement
 (recoupment)(4)(5)                                2.12      2.01       2.08       2.24        2.25
 Gross expenses prior to
 expense reimbursement
 (recoupment)(4)                                   2.12      2.01       2.10       2.89        4.78
 Net investment loss after
 expense reimbursement
 (recoupment)(4)(5)                               -1.43     -1.52      -1.21      -1.28       -1.36
 Portfolio turnover rate                            331       139         27        253         306

                                                                                     CLASS C
                                                 --------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED       ELEVEN MONTHS      YEAR     THREE MONTHS     YEAR       JULY 21,
                                                 NOVEMBER 30,       ENDED         ENDED        ENDED         ENDED     1997(1) TO
                                                     2001          MAY 31,       JUNE 30,     JUNE 30,     MARCH 31,   MARCH 31,
                                                  UNAUDITED        2001(6)         2000       1999(2)        1999         1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $                       42.82         28.07        24.97        15.63       12.50
 Income from investment operations:
 Net investment loss                         $                       -0.39         -0.35        -0.06        -0.07       -0.05
 Net realized and unrealized gain (loss)
 on investments                              $                      -17.89         15.48         3.16         9.65        3.24
 Total from investment operations            $                      -18.28         15.13         3.10         9.58        3.19
 Less distributions from:
 Net investment income                       $                          --            --           --           --          --
 Net realized gain on investments            $                        0.47          0.38           --         0.24        0.06
 Total distributions                                                  0.47          0.38           --         0.24        0.66
 Net asset value, end of period              $                       24.07         42.82        28.07        24.97       15.63
 TOTAL RETURN(3):                            %                      -43.04         54.38        12.41        61.97       61.38
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $                     117,222       152,682       17,755        8,004         960
 Ratios to average net assets:
 Net expenses after expense reimbursement
 (recoupment)(4)(5)                          %                        2.12          2.01         2.08         2.25        2.25
 Gross expenses prior to expense
 reimbursement (recoupment)(4)               %                        2.12          2.01         2.10         2.90        7.79
 Net investment loss after expense
 reimbursement (recoupment)(4)(5)            %                       -1.43         -1.52        -1.21        -1.26       -1.49
 Portfolio turnover rate                     %                         331           139           27          253         306

--------------------------------------------------------------------------------

(1) The Fund commenced operations on July 21, 1997.

(2) Effective May 24, 1999, ING Investment LLC, became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

(6) The Fund changed its fiscal year end to May 31.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                               ING LargeCap Growth Fund       59

ING MIDCAP GROWTH FUND                                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999 the financial information was audited by other independent auditors.

                                                                       CLASS A
                                       -----------------------------------------------------------------------
                                           SIX
                                          MONTHS      ELEVEN                THREE
                                          ENDED       MONTHS      YEAR      MONTHS
                                       NOVEMBER 30,    ENDED     ENDED      ENDED       YEAR ENDED MARCH 31,
                                           2001       MAY 31,   JUNE 30,   JUNE 30,   ------------------------
                                        UNAUDITED     2001(5)     2000     1999(1)     1999     1998     1997
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                            $                    28.17      21.34      19.93    18.63    16.80    18.37
 Income from investment
 operations:
 Net investment loss               $                    -0.16      -0.22      -0.06    -0.50    -0.14    -0.17
 Net realized and unrealized
 gain (loss) on investments        $                    -7.96      14.08       1.47     3.17     6.50     0.57
 Total from investment
 operations                        $                    -8.12      13.86       1.41     2.67     6.36     0.40
 Less distributions from:
 Net investment income             $                       --         --         --       --       --       --
 Net realized gain on
 investments                       $                     4.70       7.03         --     1.37     4.53     1.97
 Total distributions                                     4.70       7.03         --     1.37     4.53     1.97
 Net asset value, end of period    $                    15.35      28.17      21.34    19.93    18.63    16.80
 TOTAL RETURN(2):                  %                   -33.32      77.33       7.07    15.36    41.81     1.09
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's)                           $                   98,530    155,976     66,586   67,550   90,619   76,108
 Ratios to average net assets:
 Net expenses after expense
 reimbursement
 (recoupment)(3)(4)                %                     1.45       1.36       1.49     1.56     1.57     1.60
 Gross expenses prior to expense
 reimbursement (recoupment)(3)     %                     1.44       1.36       1.50     1.64     1.66     1.56
 Net investment loss after
 expense reimbursement
 (recoupment)(3)(4)                %                    -0.84      -1.10      -1.20    -1.04    -1.33    -1.05
 Portfolio turnover rate           %                      262        148         55      154      200      153

                                                                  CLASS B
                                  -----------------------------------------------------------------------
                                      SIX
                                     MONTHS      ELEVEN                THREE
                                     ENDED       MONTHS      YEAR      MONTHS
                                  NOVEMBER 30,    ENDED     ENDED      ENDED       YEAR ENDED MARCH 31,
                                      2001       MAY 31,   JUNE 30,   JUNE 30,   ------------------------
                                   UNAUDITED     2001(5)     2000     1999(1)     1999     1998     1997
--------------------------------  -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                            33.04      25.18      23.54    21.55    16.33    16.25
 Income from investment
 operations:
 Net investment loss                               -0.31      -0.41      -0.11    -0.42    -0.25    -0.17
 Net realized and unrealized
 gain (loss) on investments                        -9.33      16.55       1.75     3.42     6.74     0.25
 Total from investment
 operations                                        -9.64      16.14       1.64     3.00     6.49     0.08
 Less distributions from:
 Net investment income                                --         --         --       --       --       --
 Net realized gain on
 investments                                        5.50       8.28         --     1.01     1.27       --
 Total distributions                                5.50       8.28         --     1.01     1.27       --
 Net asset value, end of period                    17.90      33.04      25.18    23.54    21.55    16.33
 TOTAL RETURN(2):                                 -33.71      76.28       6.97    14.59    40.84    -0.49
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's)                                          85,111    116,334     49,335   45,876   46,806   29,002
 Ratios to average net assets:
 Net expenses after expense
 reimbursement
 (recoupment)(3)(4)                                 2.10       2.01       2.14     2.22     2.22     2.25
 Gross expenses prior to expense
 reimbursement (recoupment)(3)                      2.09       2.01       2.14     2.29     2.21     2.66
 Net investment loss after
 expense reimbursement
 (recoupment)(3)(4)                                -1.49      -1.75      -1.85    -1.69    -1.99    -1.69
 Portfolio turnover rate                             262        148         55      154      200      153

                                                                                     CLASS C
                                                 --------------------------------------------------------------------------------
                                                     SIX
                                                    MONTHS       ELEVEN                  THREE
                                                    ENDED        MONTHS       YEAR       MONTHS
                                                 NOVEMBER 30,     ENDED      ENDED       ENDED          YEAR ENDED MARCH 31,
                                                     2001        MAY 31,    JUNE 30,    JUNE 30,    -----------------------------
                                                  UNAUDITED      2001(5)      2000      1999(1)      1999       1998       1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $                    25.94      19.78       18.49       17.15      16.48      18.06
 Income from investment operations:
 Net investment loss                          $                    -0.26      -0.38       -0.09       -0.61      -0.28      -0.32
 Net realized and unrealized gain (loss)
 on investments                               $                    -7.31      13.04        1.38        2.97       6.26       0.62
 Total from investment operations             $                    -7.57      12.66        1.29        2.36       5.98       0.30
 Less distributions from:
 Net investment income                        $                       --         --          --          --         --         --
 Net realized gain on investments             $                     4.32       6.50          --        1.02       5.31       1.88
 Total distributions                          $                     4.32       6.50          --        1.02       5.31       1.88
 Net asset value, end of period               $                    14.05      25.94       19.78       18.49      17.15      16.48
 TOTAL RETURN(2):                             %                   -33.72      76.18        6.98       14.60      40.95       0.56
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            $                  156,528    249,255     144,832     141,685    166,849    157,501
 Ratios to average net assets:
 Net expenses after expense reimbursement
 (recoupment)(3)(4)                           %                     2.10       2.01        2.14        2.23       2.27       2.14
 Gross expenses prior to expense
 reimbursement (recoupment)(3)                %                     2.09       2.01        2.14        2.30       2.33       2.17
 Net investment loss after expense
 reimbursement (recoupment)(3)(4)             %                    -1.49      -1.75       -1.85       -1.70      -2.01      -1.59
 Portfolio turnover rate                      %                      262        148          55         154        200        153

--------------------------------------------------------------------------------

(1) Effective May 24, 1999, ING Investment LLC became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.

(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

(5) The Fund changed its fiscal year end to May 31.

 60      ING MidCap Growth Fund

FINANCIAL HIGHLIGHTS                               ING MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

For the five months ended May 31, 2001 and the year ended December 31, 2000, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to December 31, 2000, the financial information was audited by other independent auditors.

                                                                   CLASS A
                                           -------------------------------------------------------
                                            SIX MONTHS
                                              ENDED       FIVE MONTHS           YEAR ENDED
                                           NOVEMBER 30,      ENDED             DECEMBER 31,
                                               2001         MAY 31,     --------------------------
                                            UNAUDITED       2001(5)      2000     1999    1998(1)
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $                         19.12    21.29    12.96      10.00
 Income from investment operations:
 Net investment loss                  $                         -0.11    -0.15    -0.09      -0.03
 Net realized and unrealized gain
 (loss) on investments                $                         -4.43     0.16    12.01       2.99
 Total from investment operations     $                         -4.54     0.01    11.92       2.96
 Less distributions from:
 Net realized loss on investments     $                            --    -2.18    -3.59         --
 Total distributions                  $                            --    -2.18    -3.59         --
 Net asset value, end of period       $                         14.58    19.12    21.29      12.96
 TOTAL RETURN(2):                     %                        -23.74    -0.35   103.24      29.60
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)     $                        24,265   25,742    6,291        610
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                     %                          2.06     1.66     1.74       1.80(4)
 Gross expenses prior to expense
 reimbursement(3)                     %                          2.06     1.66     1.74       2.42
 Net investment loss after expense
 reimbursement(3)                     %                         -1.52    -0.96    -1.34      -1.10(4)
 Portfolio turnover rate              %                           182      188      201         61

                                                             CLASS B
                                     -------------------------------------------------------
                                      SIX MONTHS
                                        ENDED       FIVE MONTHS           YEAR ENDED
                                     NOVEMBER 30,      ENDED             DECEMBER 31,
                                         2001         MAY 31,     --------------------------
                                      UNAUDITED       2001(5)      2000     1999    1998(1)
-----------------------------------  -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                                   18.79    21.12    12.97      10.00
 Income from investment operations:
 Net investment loss                                      -0.14    -0.24    -0.07      -0.03
 Net realized and unrealized gain
 (loss) on investments                                    -4.35     0.09    11.81       3.00
 Total from investment operations                         -4.49    -0.15    11.74       2.97
 Less distributions from:
 Net realized loss on investments                            --    -2.18    -3.59         --
 Total distributions                                         --    -2.18    -3.59         --
 Net asset value, end of period                           14.30    18.79    21.12      12.97
 TOTAL RETURN(2):                                        -23.90    -1.13   101.73      29.70
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                        28,448   35,551    8,252        140
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                                          2.76     2.36     2.40       2.50(4)
 Gross expenses prior to expense
 reimbursement(3)                                          2.76     2.36     2.40       3.27
 Net investment loss after expense
 reimbursement(3)                                         -2.22    -1.66    -2.00      -2.05(4)
 Portfolio turnover rate                                    182      188      201         61

                                                                                            CLASS C
                                                               ------------------------------------------------------------------
                                                                SIX MONTHS
                                                                  ENDED          FIVE MONTHS
                                                               NOVEMBER 30,         ENDED             YEAR ENDED DECEMBER 31,
                                                                   2001            MAY 31,        -------------------------------
                                                                UNAUDITED          2001(5)         2000        1999       1998(1)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                  $                               18.72       21.03       12.96       10.00
 Income from investment operations:
 Net investment loss                                   $                               -0.14       -0.24       -0.07       -0.04
 Net realized and unrealized gain (loss) on
 investments                                           $                               -4.34        0.11       11.73        3.00
 Total from investment operations                      $                               -4.48       -0.13       11.66        2.96
 Less distributions from:
 Net realized loss on investments                      $                                  --       -2.18       -3.59          --
 Total distributions                                   $                                  --       -2.18       -3.59          --
 Net asset value, end of period                        $                               14.24       18.72       21.03       12.96
 TOTAL RETURN(2):                                      %                              -23.93       -1.03      101.16       29.60
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                      $                              18,901      25,939       4,560          87
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)           %                                2.76        2.36        2.36        2.50(4)
 Gross expenses prior to expense reimbursement(3)      %                                2.76        2.36        2.36        3.22
 Net investment loss after expense reimbursement(3)    %                               -2.22       -1.66       -1.98       -2.04(4)
 Portfolio turnover rate                               %                                 182         188         201          61

--------------------------------------------------------------------------------

(1) Fund commenced operations on August 20, 1998.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Expenses calculated net of taxes and adviser reimbursement.

(5) The Fund changed its fiscal year end to May 31.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                          ING MidCap Opportunities Fund       61

ING SMALLCAP GROWTH FUND                                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999 the financial information was audited by other independent auditors.

                                                                         CLASS A                                    CLASS B
                                         -----------------------------------------------------------------------  ------------
                                          SIX MONTHS    ELEVEN                THREE                                SIX MONTHS
                                            ENDED       MONTHS      YEAR      MONTHS                                 ENDED
                                         NOVEMBER 30,    ENDED     ENDED      ENDED       YEAR ENDED MARCH 31,    NOVEMBER 30,
                                             2001       MAY 31,   JUNE 30,   JUNE 30,   ------------------------      2001
                                          UNAUDITED     2001(5)     2000     1999(1)     1999    1998     1997     UNAUDITED
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                              $                   18.39      19.08      16.72     19.75    15.15    17.93
 Income from investment
 operations:
 Net investment loss                 $                   -0.17      -0.20      -0.06     -0.85    -0.08    -0.22
 Net realized and unrealized gain
 (loss) on investments               $                   -4.17       9.24       2.42      0.69     6.91    -0.66
 Total from investment operations    $                   -4.34       9.04       2.36     -0.16     6.83    -0.88
 Less distributions from:
 Net investment income               $                      --         --         --        --       --       --
 Net realized gain on investments    $                    2.01       9.73         --      2.87     2.23     1.90
 Total distributions                 $                    2.01       9.73         --      2.87     2.23     1.90
 Net asset value, end of period      $                   12.04      18.39      19.08     16.72    19.75    15.15
 TOTAL RETURN(2):                    %                  -25.78      60.66      14.11      0.37    46.32    -6.26
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)   $                  119,136   168,239    102,641    94,428  201,943  121,742
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(3)(4)    %                    1.73       1.62       1.70      1.85     1.89     1.72
 Gross expenses prior to expense
 reimbursement (recoupment)(3)       %                    1.72       1.67       1.74      1.95     1.90     1.72
 Net investment loss after expense
 reimbursement (recoupment)(3)(4)    %                   -1.24      -1.31      -1.46     -1.32    -1.85    -1.26
 Portfolio turnover rate             %                     170        127         32        90       92      113

                                                           CLASS B
                                    ------------------------------------------------------
                                    ELEVEN                THREE
                                    MONTHS      YEAR      MONTHS
                                     ENDED     ENDED      ENDED      YEAR ENDED MARCH 31,
                                    MAY 31,   JUNE 30,   JUNE 30,   ----------------------
                                    2001(5)     2000     1999(1)     1999    1998    1997
----------------------------------  ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                              23.03      24.05      21.12     22.53   15.51   16.69
 Income from investment
 operations:
 Net investment loss                 -0.31      -0.34      -0.12     -0.53   -0.27   -0.21
 Net realized and unrealized gain
 (loss) on investments               -5.20      11.56       3.05      0.33    7.29   -0.97
 Total from investment operations    -5.51      11.22       2.93     -0.20    7.02   -1.18
 Less distributions from:
 Net investment income                  --         --         --        --      --      --
 Net realized gain on investments     2.52      12.24         --      1.21      --      --
 Total distributions                  2.52      12.24         --      1.21      --      --
 Net asset value, end of period      15.00      23.03      24.05     21.12   22.53   15.51
 TOTAL RETURN(2):                   -26.16      59.68      13.87     -0.29   45.26   -7.07
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)  75,304     97,239     49,448    45,140  55,215  28,030
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(3)(4)     2.38       2.27       2.35      2.57    2.62    2.61
 Gross expenses prior to expense
 reimbursement (recoupment)(3)        2.37       2.32       2.39      2.66    2.63    2.73
 Net investment loss after expense
 reimbursement (recoupment)(3)(4)    -1.89      -1.96      -2.11     -2.03   -2.59   -2.13
 Portfolio turnover rate               170        127         32        90      92     113

                                                                    CLASS C
                                          ------------------------------------------------------------
                                           SIX MONTHS       ELEVEN                           THREE
                                             ENDED          MONTHS            YEAR           MONTHS
                                          NOVEMBER 30,       ENDED           ENDED           ENDED
                                              2001          MAY 31,         JUNE 30,        JUNE 30,
                                           UNAUDITED        2001(5)           2000          1999(1)
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $                       18.01           18.81           16.51
 Income from investment operations:
 Net investment loss                  $                       -0.25           -0.30           -0.09
 Net realized and unrealized gain
 (loss) on investments                $                       -4.05            9.07            2.39
 Total from investment operations     $                       -4.30            8.77            2.30
 Less distributions from:
 Net investment income                $                          --              --              --
 Net realized gain on investments     $                        1.97            9.57              --
 Total distributions                  $                        1.97            9.57              --
 Net asset value, end of period       $                       11.74           18.01           18.81
 TOTAL RETURN(2):                     %                      -26.10           59.67           13.93
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $                     159,910         229,473         153,471
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(3)(4)     %                        2.38            2.27            2.35
 Gross expenses prior to expense
 reimbursement (recoupment)(3)        %                        2.37            2.32            2.39
 Net investment loss after expense
 reimbursement (recoupment)(3)(4)     %                       -1.89           -1.96           -2.11
 Portfolio turnover rate              %                         170             127              32

                                                  CLASS C
                                     ---------------------------------

                                           YEAR ENDED MARCH 31,
                                     ---------------------------------
                                      1999         1998         1997
-----------------------------------  ---------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                18.62        14.69        17.62
 Income from investment operations:
 Net investment loss                   -0.84        -0.38        -0.31
 Net realized and unrealized gain
 (loss) on investments                  0.61         6.84        -0.63
 Total from investment operations      -0.23         6.46        -0.94
 Less distributions from:
 Net investment income                    --           --           --
 Net realized gain on investments       1.88         2.53         1.99
 Total distributions                    1.88         2.53         1.99
 Net asset value, end of period        16.51        18.62        14.69
 TOTAL RETURN(2):                      -0.24        45.40        -6.81
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)   144,597      225,025      182,907
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(3)(4)       2.51         2.57         2.35
 Gross expenses prior to expense
 reimbursement (recoupment)(3)          2.60         2.59         2.35
 Net investment loss after expense
 reimbursement (recoupment)(3)(4)      -1.97        -2.53        -1.89
 Portfolio turnover rate                  90           92          113

--------------------------------------------------------------------------------

(1) Effective May 24, 1999, ING Investments LLC, became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.

(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3) Annualized for less periods than one year.

(4) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

(5) The Fund changed its fiscal year end to May 31.

 62      ING SmallCap Growth Fund

FINANCIAL HIGHLIGHTS                             ING SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

For the five months ended May 31, 2001 and the year ended December 31, 2000, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to December 31, 2000, the financial information was audited by other independent auditors.

                                                                           CLASS A
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED       FIVE MONTHS
                                          NOVEMBER 30,      ENDED                YEAR ENDED DECEMBER 31,
                                              2001         MAY 31,     --------------------------------------------
                                           UNAUDITED       2001(4)      2000      1999      1998     1997     1996
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $                      47.17       59.35     29.00    27.77    24.72    20.92
 Income from investment operations:
 Net investment loss                  $                      -0.23       -0.54     -0.32    -0.27    -0.02    -0.04
 Net realized and unrealized gain
 (loss) on investments                $                      -8.16       -2.74     38.23     2.23     3.68     3.84
 Total from investment operations     $                      -8.39       -3.28     37.91     1.96     3.66     3.80
 Less distributions from:
 Net realized gain on investments     $                         --        8.90      7.56     0.73     0.61       --
 Total distributions                  $                         --        8.90      7.56     0.73     0.61       --
 Net asset value, end of period       $                      38.78       47.17     59.35    29.00    27.77    24.72
 TOTAL RETURN(1):                     %                     -17.79       -6.04    146.94     7.59    14.92    18.16
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)     $                    159,641     177,286   123,377   45,461   78,160   65,660
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)                     %                       1.69        1.45      1.43     1.47     1.43     1.46(3)
 Gross expenses prior to expense
 reimbursement(2)                     %                       1.69        1.45      1.43     1.47     1.43     1.47
 Net investment loss after expense
 reimbursement(2)                     %                      -1.41       -1.05     -1.21    -0.70    -0.07    -0.30(3)
 Portfolio turnover rate              %                        104         134       223      257      175      140

                                                                          CLASS B
                                     ----------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED       FIVE MONTHS
                                     NOVEMBER 30,      ENDED                     YEAR ENDED DECEMBER 31,
                                         2001         MAY 31,     -----------------------------------------------------
                                      UNAUDITED       2001(4)      2000      1999      1998      1997      1996
-----------------------------------  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                                 44.64       57.06     28.26     27.27     24.46     20.84
 Income from investment operations:
 Net investment loss                                    -0.33       -0.96     -0.60     -0.48     -0.19     -0.12
 Net realized and unrealized gain
 (loss) on investments                                  -7.71       -2.56     36.96      2.20      3.61      3.74
 Total from investment operations                       -8.04       -3.52     36.36      1.72      3.42      3.62
 Less distributions from:
 Net realized gain on investments                          --        8.90      7.56      0.73      0.61        --
 Total distributions                                       --        8.90      7.56      0.73      0.61        --
 Net asset value, end of period                         36.60       44.64     57.06     28.26     27.27     24.46
 TOTAL RETURN(1):                                      -18.01       -6.71    145.24      6.84     14.10     17.37
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                     206,968     266,348   264,677   124,065   169,516   126,859
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)                                        2.39        2.15      2.15      2.18      2.15      2.17(3)
 Gross expenses prior to expense
 reimbursement(2)                                        2.39        2.15      2.15      2.18      2.15      2.18
 Net investment loss after expense
 reimbursement(2)                                       -2.11       -1.75     -1.93     -1.43     -0.78     -1.01(3)
 Portfolio turnover rate                                  104         134       223       257       175       140

                                                                            CLASS C
                                            ------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED       FIVE MONTHS
                                            NOVEMBER 30,      ENDED                YEAR ENDED DECEMBER 31,
                                                2001         MAY 31,     -------------------------------------------
                                             UNAUDITED       2001(4)      2000      1999     1998     1997     1996
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period   $                      44.54       56.98    28.24    27.26    24.46    20.84
 Income from investment operations:
 Net investment loss                    $                      -0.33       -0.97    -0.53    -0.55    -0.20    -0.13
 Net realized and unrealized gain
 (loss) on investments                  $                      -7.68       -2.57    36.83     2.26     3.61     3.75
 Total from investment operations       $                      -8.01       -3.54    36.30     1.71     3.41     3.62
 Less distributions from:
 Net realized gain on investments       $                         --        8,90     7.56     0.73     0.61       --
 Total distributions                    $                         --        8.90     7.56     0.73     0.61       --
 Net asset value, end of period         $                      36.53       44.54    56.98    28.24    27.26    24.46
 TOTAL RETURN(1):                       %                     -17.98       -6.76   145.12     6.81    14.06    17.37
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)       $                     78,658     104,094   72,581   29,746   51,460   37,342
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)                       %                       2.39        2.15     2.18     2.22     2.18     2.20(3)
 Gross expenses prior to expense
 reimbursement(2)                       %                       2.39        2.15     2.18     2.22     2.18     2.21
 Net investment loss after expense
 reimbursement(2)                       %                      -2.11       -1.75    -1.96    -1.45    -0.82    -1.03(3)
 Portfolio turnover rate                %                        104         134      223      257      175      140

                                                                          CLASS T
                                       -----------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED       FIVE MONTHS
                                       NOVEMBER 30,      ENDED                  YEAR ENDED DECEMBER 31,
                                           2001         MAY 31,     ------------------------------------------------
                                        UNAUDITED       2001(4)      2000     1999     1998     1997     1996
-------------------------------------  -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     45.04      57.39    28.36    27.34    24.48    20.84
 Income from investment operations:
 Net investment loss                                      -0.34      -0.90    -0.65    -0.51    -0.18    -0.21
 Net realized and unrealized gain
 (loss) on investments                                    -7.76      -2.55    37.24     2.26     3.65     3.85
 Total from investment operations                         -8.10      -3.45    36.59     1.75     3.47     3.64
 Less distributions from:
 Net realized gain on investments                            --       8.90     7.56     0.73     0.61       --
 Total distributions                                         --       8.90     7.56     0.73     0.61       --
 Net asset value, end of period                           36.94      45.04    57.39    28.36    27.34    24.48
 TOTAL RETURN(1):                                        -17.99      -6.52   145.51     6.94    14.29    17.47
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                        16,316     23,441   33,634   18,203   32,800   35,670
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)                                          2.34       2.10     2.06     2.10     1.99     2.07(3)
 Gross expenses prior to expense
 reimbursement(2)                                          2.34       2.10     2.06     2.10     1.99     2.11
 Net investment loss after expense
 reimbursement(2)                                         -2.06      -1.70    -1.85    -1.33    -0.62    -0.89(3)
 Portfolio turnover rate                                    104        134      223      257      175      140

--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(2) Annualized for periods less than one year.

(3) Expenses calculated net of taxes and adviser reimbursement.

(4) The Fund changed its fiscal year end to May 31.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                        ING SmallCap Opportunities Fund       63

ING RESEARCH ENHANCED INDEX FUND                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the seven months ended May 31, 2001, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to May 31, 2001 the financial information was audited by other independent auditors.

                                                                    CLASS A
                                            -------------------------------------------------------
                                             SIX MONTHS
                                               ENDED       SEVEN MONTHS      YEAR         PERIOD
                                            NOVEMBER 30,      ENDED          ENDED         ENDED
                                                2001         MAY 31,      OCTOBER 31,   OCTOBER 31,
                                             UNAUDITED       2001(5)         2000         1999(1)
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period   $                      11.17          11.14         10.00
 Income from investment operations:
 Net investment income (loss)           $                      -0.01             --          0.01
 Net realized and unrealized gain
 (loss) on investments                  $                      -1.29           0.18          1.13
 Total from investment operations       $                      -1.30           0.18          1.14
 Less distributions from:
 Net realized gain on investments       $                         --           0.15            --
 Total distributions                    $                         --           0.15            --
 Net asset value, end of period         $                       9.87          11.17         11.14
 TOTAL RETURN(2):                       %                     -11.64           1.55         11.40
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      $                     12,748         23,571        27,091
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                       %                       1.45           1.37          1.29(4)
 Gross expenses prior to expense
 reimbursement(3)                       %                       1.45           1.37          1.56
 Net investment income (loss) after
 expense reimbursement(3)               %                      -0.13           0.01          0.23(4)
 Portfolio turnover rate                %                         26             57            26

                                                               CLASS B
                                       --------------------------------------------------------
                                        SIX MONTHS
                                           ENDED       SEVEN MONTHS      YEAR         PERIOD
                                       NOVEMBER 30,       ENDED          ENDED         ENDED
                                           2001          MAY 31,      OCTOBER 31,   OCTOBER 31,
                                         UNAUDITED       2001(5)         2000         1999(1)
-------------------------------------  --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      11.04          11.09         10.00
 Income from investment operations:
 Net investment income (loss)                              -0.05          -0.08         -0.02
 Net realized and unrealized gain
 (loss) on investments                                     -1.29           0.18          1.11
 Total from investment operations                          -1.34           0.10          1.09
 Less distributions from:
 Net realized gain on investments                             --           0.15            --
 Total distributions                                          --           0.15            --
 Net asset value, end of period                             9.70          11.04         11.09
 TOTAL RETURN(2):                                         -12.14           0.83         10.90
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                        76,726         94,028        99,249
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                                           2.15           2.07          1.99(4)
 Gross expenses prior to expense
 reimbursement(3)                                           2.15           2.07          2.29
 Net investment income (loss) after
 expense reimbursement(3)                                  -0.83          -0.70         -0.49(4)
 Portfolio turnover rate                                      26             57            26

                                                                                           CLASS C
                                                                   -------------------------------------------------------
                                                                    SIX MONTHS
                                                                      ENDED       SEVEN MONTHS      YEAR         PERIOD
                                                                   NOVEMBER 30,      ENDED          ENDED         ENDED
                                                                       2001         MAY 31,      OCTOBER 31,   OCTOBER 31,
                                                                    UNAUDITED       2001(5)         2000         1999(1)
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                      11.05          11.09         10.00
 Income from investment operations:
 Net investment income (loss)                                  $                      -0.05          -0.08         -0.02
 Net realized and unrealized gain (loss) on investments        $                      -1.30           0.19          1.11
 Total from investment operations                              $                      -1.35           0.11          1.09
 Less distributions from:
 Net realized gain on investments                              $                         --           0.15            --
 Total distributions                                           $                         --           0.15            --
 Net asset value, end of period                                $                       9.70          11.05         11.09
 TOTAL RETURN(2):                                              %                     -12.22           0.92          2.00
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                     66,252         88,449        75,941
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)                   %                       2.15           2.07          1.99(4)
 Gross expenses prior to expense reimbursement(3)              %                       2.15           2.07          2.27
 Net investment income (loss) after expense reimbursement(3)   %                      -0.83          -0.70         -0.49(4)
 Portfolio turnover rate                                       %                         26             57            26

--------------------------------------------------------------------------------

(1) The Fund commenced operations on December 30, 1998.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.

(3) Annualized for periods less than a year.

(4) Expenses calculated net of taxes and advisor reimbursement.

(5) The Fund changed its fiscal year end to May 31.

 64      ING Research Enhanced Index Fund

FINANCIAL HIGHLIGHTS                                           ING INTERNET FUND
--------------------------------------------------------------------------------

For the seven months ended May 31, 2001, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to May 31, 2001 the financial information was audited by other independent auditors.

                                                       CLASS A                                         CLASS B
                                    ----------------------------------------------  ---------------------------------------------
                                     SIX MONTHS                                      SIX MONTHS
                                        ENDED       SEVEN MONTHS     YEAR ENDED        ENDED       SEVEN MONTHS     YEAR ENDED
                                    NOVEMBER 30,       ENDED         OCTOBER 31,    NOVEMBER 30,      ENDED         OCTOBER 31,
                                        2001          MAY 31,      ---------------      2001         MAY 31,      ---------------
                                      UNAUDITED       2001(5)       2000   1999(1)   UNAUDITED       2001(5)       2000   1999(1)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
 Net asset value, beginning
 of period                      $                       12.03       12.67   10.00                      11.91       12.63   10.00
 Income from investment
 operations:
 Net investment loss            $                       -0.06       -0.24   -0.03                      -0.07       -0.32   -0.03
 Net realized and unrealized
 gain (loss) on investments     $                       -6.28       -0.17    2.70                      -6.20       -0.17    2.66
 Total from investment
 operations                     $                       -6.34        0.41    2.67                      -6.27        0.49    2.63
 Less distributions from:
 Net realized gain on
 investments                    $                        1.85        0.23      --                       1.85        0.23      --
 Total distributions            $                        1.85        0.23      --                       1.85        0.23      --
 Net asset value, end of
 period                         $                        3.84       12.03   12.67                       3.79       11.91   12.63
 TOTAL RETURN(2):               %                      -60.56       -3.98   26.70                     -60.58       -4.63   26.30
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's)                        $                      17,725      59,155  35,798                     13,903      38,726  14,869
 Ratios to average net
 assets:
 Net expenses after expense
 reimbursement(3)(4)            %                        1.62        1.47    1.54                       2.32        2.12    2.17
 Gross expenses prior to
 expense reimbursement(3)       %                        2.63        2.76    3.35                       3.28        3.01    3.75
 Net investment loss after
 expense reimbursement(3)(4)    %                       -1.59       -1.36   -1.15                      -2.24       -2.01   -1.88
 Portfolio turnover rate        %                          69         112      22                         69         112      22

                                                                                               CLASS C
                                                                       -------------------------------------------------------
                                                                        SIX MONTHS
                                                                          ENDED          SEVEN MONTHS          YEAR ENDED
                                                                       NOVEMBER 30,         ENDED              OCTOBER 31,
                                                                           2001            MAY 31,         -------------------
                                                                        UNAUDITED          2001(5)          2000       1999(1)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                             11.92          12.63       10.00
 Income from investment operations:
 Net investment loss                                           $                             -0.07          -0.34       -0.03
 Net realized and unrealized gain (loss) on investments        $                             -6.22          -0.14        2.66
 Total from investment operations                              $                             -6.29           0.48        2.63
 Less distributions from:
 Net realized gain on investments                              $                              1.85           0.23          --
 Total distributions                                           $                              1.85           0.23          --
 Net asset value, end of period                                $                              3.78          11.92       12.63
 TOTAL RETURN(2):                                              %                            -60.72          -4.55       26.30
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                             5,561         17,709       5,290
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %                              2.32           2.12        2.18
 Gross expenses prior to expense reimbursement(3)              %                              3.28           3.01        3.79
 Net investment loss after expense reimbursement(3)(4)         %                             -2.24          -2.01       -1.88
 Portfolio turnover rate                                       %                                69            112          22

--------------------------------------------------------------------------------

(1) The Fund commenced operations on July 1, 1999.

(2) Total return is calculated assuming reinvestment of all dividend and capital gain distributions at net asset value end excluding the deduction of the sales charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

(5) The Fund changed its fiscal year end to May 31.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      ING Internet Fund       65

ING FINANCIAL SERVICES FUND                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below, with the exception of the information in the row labeled Total Investment Return at Net Asset Value for periods prior to January 1, 1997, has been audited by KPMG LLP, independent auditors. Prior to October 17, 1997, the Class A shares were designated as Common Stock and the Fund operated as a closed-end investment company.

                                                                                     CLASS A
                                                 --------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED       ELEVEN MONTHS     YEAR       YEAR     SIX MONTHS     YEAR ENDED
                                                 NOVEMBER 30,       ENDED        ENDED      ENDED       ENDED       DECEMBER 31,
                                                     2001          MAY 31,      JUNE 30,   JUNE 30,    JUNE 30,    --------------
                                                  UNAUDITED        2001(6)        2000       1999      1998(2)      1997    1996
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $                       16.42        24.38      27.52       25.87      17.84   14.83
 Income from investment operations:
 Net investment income                       $                        0.31         0.32       0.29        0.11       0.34    0.32
 Net realized and unrealized gain (loss)
 on investments                              $                        7.11        -5.30      -2.70        1.54      10.83    5.18
 Total from investment operations            $                        7.42        -4.98      -2.41        1.65      11.17    5.50
 Less distributions from:
 Net investment income                       $                        0.33         0.25       0.18          --       0.31    0.35
 Net realized gain on investments            $                        0.15         2.73       0.55          --       2.65    2.14
 Tax return of capital                       $                          --           --         --          --       0.18      --
 Total distributions                         $                        0.48         2.98       0.73          --       3.14    2.49
 Net asset value, end of period              $                       23.36        16.42      24.38       27.52      25.87   17.84
 Closing market price, end of period                                    --           --         --          --         --   15.75
 Total Investment Return At Market
 Value(3)                                    %                          --           --         --          --         --   43.48
 Total Investment Return At Net Asset
 Value(4)                                    %                       46.01       -22.44      -8.61        6.38      64.86   41.10
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year ($millions)         $                         252          210        403         549        383     252
 Ratio to average net assets:
 Expenses(5)                                 %                        1.42         1.41       1.39        1.20       1.10    1.01
 Net investment income(5)                    %                        1.48         1.46       1.09        0.94       1.39    1.94
 Portfolio turnover rate                     %                          39           10         29           2         22      21

                                                                                       CLASS B
                                                    -----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED       ELEVEN MONTHS     YEAR       YEAR     SIX MONTHS    OCT. 20,
                                                    NOVEMBER 30,       ENDED        ENDED      ENDED       ENDED      1997(1) TO
                                                        2001          MAY 31,      JUNE 30,   JUNE 30,    JUNE 30,     DEC. 31,
                                                     UNAUDITED        2001(6)        2000       1999      1998(2)        1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $                      16.35         24.21     27.40       25.85         25.25
 Income from investment operations:
 Net investment income                          $                       0.15          0.22      0.08        0.01          0.04
 Net realized and unrealized gain (loss) on
 investments                                    $                       7.12         -5.32     -2.66        1.54          2.92
 Total from investment operations               $                       7.27         -5.10     -2.58        1.55          2.96
 Less distributions from:
 Net investment income                          $                       0.19          0.03      0.06          --          0.04
 Net realized gain on investments               $                       0.15          2.73      0.55          --          2.04
 Tax return of capital                          $                         --            --        --          --          0.28
 Total distributions                            $                       0.34          2.76      0.61          --          2.36
 Net asset value, end of period                 $                      23.28         16.35     24.21       27.40         25.85
 Closing market price, end of period                                      --            --        --          --            --
 Total Investment Return At Market Value(3)     %                         --            --        --          --            --
 Total Investment Return At Net Asset
 Value(4)                                       %                      45.01        -23.00     -9.31        6.00         11.88
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year ($millions)            $                        183           148       343         360            76
 Ratio to average net assets:
 Expenses(5)                                    %                       2.17          2.16      2.14        1.95          1.89
 Net investment income(5)                       %                       0.73          0.71      0.34        0.19          0.99
 Portfolio turnover rate                        %                         39            10        29           2            22

--------------------------------------------------------------------------------

(1) Commencement of offering shares.

(2) Effective June 30, 1998, the Financial Services Fund changed its year end to June 30.

(3) Total return was calculated at market value without deduction of sales commissions and assuming reinvestment of all dividends and distributions during the period.

(4) Total return is calculated at net asset value without deduction of sales commissions and assumes reinvestment of all dividends and distributions during the period. Total investment returns based on net asset value, which can be higher or lower than market value, may result in substantially different returns than total return based on market value. For all periods prior to January 1, 1997, the total returns presented are unaudited.

(5) Annualized for periods less than one year.

(6) The Fund changed its fiscal year end to May 31.

 66      ING Financial Services Fund

FINANCIAL HIGHLIGHTS                                ING LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                                         CLASS A
                                                                 -------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED          FIVE MONTHS
                                                                 NOVEMBER 30,         ENDED         YEAR ENDED DECEMBER 31,
                                                                     2001            MAY 31,        --------------------
                                                                  UNAUDITED          2001(5)        2000(4)       1999
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                    $                             18.10          22.38        21.91
 Income from investment operations:
 Net investment income (loss)                            $                             -0.03          -0.01         0.05
 Net realized and unrealized gain (loss) on
 investments                                             $                             -0.93          -0.51         3.33
 Total from investment operations                        $                             -0.96          -0.52         3.38
 Less distributions from:
 Net investment income                                   $                                --             --         0.05
 Net realized gain from investments                      $                                --           3.76         2.86
 Total distributions                                     $                                --           3.76         2.91
 Net asset value, end of period                          $                             17.14          18.10        22.38
 TOTAL RETURN(2):                                        %                             -5.30          -3.13        15.54
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                        $                           212,962        226,905      254,532
 Ratios to average net assets:
 Expenses(3)                                             %                              1.48           1.09         0.95
 Net investment income (loss)(3)                         %                             -0.32          -0.06         0.21
 Portfolio turnover rate                                 %                                54             85           86

                                                                     CLASS A
                                                        ---------------------------------

                                                           YEAR ENDED DECEMBER 31,
                                                        ---------------------------------
                                                         1998         1997         1996
------------------------------------------------------  ---------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     20.27        18.56        15.71
 Income from investment operations:
 Net investment income (loss)                                --         0.05         0.07
 Net realized and unrealized gain (loss) on
 investments                                               4.30         5.46         4.08
 Total from investment operations                          4.30         5.51         4.15
 Less distributions from:
 Net investment income                                       --         0.07         0.13
 Net realized gain from investments                        2.66         3.73         1.17
 Total distributions                                       2.66         3.80         1.30
 Net asset value, end of period                           21.91        20.27        18.56
 TOTAL RETURN(2):                                         21.42        30.36        26.46
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                       245,790      228,037      200,309
 Ratios to average net assets:
 Expenses(3)                                               1.16         1.17         1.13
 Net investment income (loss)(3)                           0.06         0.21         0.43
 Portfolio turnover rate                                     63           88          101

                                                                  CLASS B                                     CLASS C
                                              -----------------------------------------------      ------------------------------
                                               SIX MONTHS
                                                 ENDED          FIVE MONTHS       AUGUST 22,       FIVE MONTHS      SEPTEMBER 26,
                                              NOVEMBER 30,         ENDED         2000(1) THRU         ENDED         2000(1) THRU
                                                  2001            MAY 31,        DECEMBER 31,        MAY 31,        DECEMBER 31,
                                               UNAUDITED          2001(5)            2000            2001(5)            2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $                            18.09             24.16            18.05             23.40
 Income from investment operations:
 Net investment loss                  $                            -0.05             -0.02            -0.03             -0.02
 Net realized and unrealized loss
 on investments                       $                            -0.95             -2.73            -0.98             -2.01
 Total from investment operations     $                            -1.00             -2.75            -1.01             -2.03
 Less distributions from:
 Net investment income                $                               --                --               --                --
 Net realized gain on investments     $                               --              3.32               --              3.32
 Total distributions                  $                               --              3.32               --              3.32
 Net asset value, end of period       $                            17.09             18.09            17.04             18.05
 TOTAL RETURN(2):                     %                            -5.53            -11.95            -5.60             -9.30
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)     $                            4,901               722            3,462               160
 Ratios to average net assets:
 Expenses(3)                          %                             2.23              1.84             2.23              1.64
 Net investment loss(3)               %                            -1.07             -0.81            -1.07             -0.81
 Portfolio turnover rate              %                               54                85               54                85

--------------------------------------------------------------------------------

(1) Commencement of offerings of shares.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Effective July 26, 2000, ING Investments, LLC. became the Investment Manager of the Fund.

(5) The Fund changed its fiscal year end to May 31.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           ING Large Company Value Fund       67

ING MAGNACAP FUND                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                                           CLASS A
                                                          --------------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED       ELEVEN MONTHS
                                                          NOVEMBER 30,       ENDED                   YEAR ENDED JUNE 30,
                                                              2001          MAY 31,      -------------------------------------------
                                                           UNAUDITED        2001(4)       2000     1999     1998     1997     1996
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $                       15.84        17.69    17.07    15.92    16.69    14.03
 Income from investment operations:
 Net investment income (loss)                         $                        0.05         0.07     0.07     0.04     0.10     0.09
 Net realized and unrealized gain (loss) on
 investments                                          $                       -0.38        -0.08     2.37     3.02     4.16     2.87
 Total from investment operations                     $                       -0.33        -0.01     2.44     3.06     4.26     2.96
 Less distributions from:
 Net investment income                                $                        0.09         0.05     0.04     0.06     0.12     0.06
 Net realized gain on investments                     $                        1.88         1.79     1.78     1.85     4.91     0.24
 Total distributions                                  $                        1.97         1.84     1.82     1.91     5.03     0.30
 Net asset value, end of period                       $                       13.54        15.84    17.69    17.07    15.92    16.69
 TOTAL RETURN(2):                                     %                       -2.77        -0.36    15.93    20.53    30.82    21.31
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $                     277,722      303,864  368,508  348,759  290,355  235,393
 Ratios to average net assets:
 Expenses(3)                                          %                        1.31         1.29     1.35     1.37     1.46     1.68
 Net investment income (loss)(3)                      %                        0.33         0.41     0.41     0.29     0.64     0.54
 Portfolio turnover rate                              %                          92           26       48       53       77       15

                                                                                      CLASS B
                                                     --------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED       ELEVEN MONTHS                                     JULY 17,
                                                     NOVEMBER 30,       ENDED             YEAR ENDED JUNE 30,        1995(1) TO
                                                         2001          MAY 31,      -------------------------------   JUNE 30,
                                                      UNAUDITED        2001(4)       2000    1999     1998    1997      1996
---------------------------------------------------  --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                    15.44       17.36    16.86   15.81   16.59       14.22
 Income from investment operations:
 Net investment income (loss)                                            -0.01       -0.05    -0.04   -0.04      --        0.06
 Net realized and unrealized gain (loss) on
 investments                                                             -0.41       -0.08     2.32    2.97    4.13        2.61
 Total from investment operations                                        -0.42       -0.13     2.28    2.93    4.13        2.67
 Less distributions from:
 Net investment income                                                      --          --       --    0.03      --        0.06
 Net realized gain on investments                                         1.88        1.79     1.78    1.85    4.91        0.24
 Total distributions                                                      1.88        1.79     1.78    1.88    4.91        0.30
 Net asset value, end of period                                          13.14       15.44    17.36   16.86   15.81       16.59
 TOTAL RETURN(2):                                                        -3.40       -1.11    15.12   19.76   29.92       18.98
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                     112,286      87,167  116,227  77,787  37,427      10,509
 Ratios to average net assets:
 Expenses(3)                                                              2.01        1.99     2.05    2.07    2.16        2.38
 Net investment income (loss)(3)                                         -0.37       -0.29    -0.29   -0.41   -0.04        0.07
 Portfolio turnover rate                                                    92          26       48      53      77          15

                                                                CLASS C                                    CLASS M
                                          ----------------------------------------------------   ----------------------------
                                           SIX MONTHS                                             SIX MONTHS
                                             ENDED       ELEVEN MONTHS     YEAR      JUNE 1,        ENDED       ELEVEN MONTHS
                                          NOVEMBER 30,       ENDED        ENDED     1999(1) TO   NOVEMBER 30,       ENDED
                                              2001          MAY 31,      JUNE 30,    JUNE 30,        2001          MAY 31,
                                           UNAUDITED        2001(4)        2000        1999       UNAUDITED        2001(4)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $                      15.44        17.37       16.69                         15.64
 Income from investment operations:
 Net investment income (loss)         $                      -0.01        -0.10          --                            --
 Net realized and unrealized gain
 (loss) on investments                $                      -0.41        -0.04        0.68                         -0.39
 Total from investment operations     $                      -0.42        -0.14        0.68                         -0.39
 Less distributions from:
 Net investment income                $                         --           --          --                          0.01
 Net realized gain on investments     $                       1.88         1.79          --                          1.88
 Total distributions                  $                       1.88         1.79          --                          1.89
 Net asset value, end of period       $                      13.14        15.44       17.37                         13.36
 TOTAL RETURN(2):                     %                      -3.41        -1.17        4.07                         -3.21
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $                     10,887        3,660         601                        17,440
 Ratios to average net assets:
 Expenses(3)                          %                       2.01         1.99        1.12                          1.76
 Net investment income (loss)(3)      %                      -0.37        -0.29        0.42                         -0.12
 Portfolio turnover rate              %                         92           26          48                            92

                                                      CLASS M
                                     -----------------------------------------

                                                                     JULY 17,
                                          YEAR ENDED JUNE 30,       1995(1) TO
                                     -----------------------------   JUNE 30,
                                      2000    1999    1998   1997      1996
-----------------------------------  -----------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               17.51   16.95   15.87  16.63    14.22
 Income from investment operations:
 Net investment income (loss)         -0.01   -0.01      --   0.02     0.08
 Net realized and unrealized gain
 (loss) on investments                -0.06    2.35    2.98   4.16     2.63
 Total from investment operations     -0.07    2.34    2.98   4.18     2.71
 Less distributions from:
 Net investment income                 0.01      --    0.05   0.03     0.06
 Net realized gain on investments      1.79    1.78    1.85   4.91     0.24
 Total distributions                   1.80    1.78    1.90   4.94     0.30
 Net asset value, end of period       15.64   17.51   16.95  15.87    16.63
 TOTAL RETURN(2):                     -0.71   15.41   20.00  30.26    19.26
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)   13,050  16,351  14,675  6,748    1,961
 Ratios to average net assets:
 Expenses(3)                           1.74    1.80    1.82   1.91     2.13
 Net investment income (loss)(3)      -0.04   -0.04   -0.16   0.22     0.32
 Portfolio turnover rate                 26      48      53     77       15

--------------------------------------------------------------------------------

(1) Commencement of offering shares.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Fund changed its fiscal year end to May 31.

 68      ING MagnaCap Fund

FINANCIAL HIGHLIGHTS                               ING TAX EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------

For the seven months ended May 31, 2001, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to May 31, 2001 the financial information was audited by other independent auditors.

                                                         CLASS A                                       CLASS B
                                      ---------------------------------------------  --------------------------------------------
                                       SIX MONTHS                                     SIX MONTHS
                                         ENDED       SEVEN MONTHS     YEAR ENDED        ENDED       SEVEN MONTHS     YEAR ENDED
                                      NOVEMBER 30,      ENDED         OCTOBER 31,    NOVEMBER 30,      ENDED        OCTOBER 31,
                                          2001         MAY 31,      ---------------      2001         MAY 31,      --------------
                                       UNAUDITED       2001(4)       2000   1999(1)   UNAUDITED       2001(4)      2000   1999(1)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
 Net asset value, beginning of
 period                           $                      12.37       11.99   10.00                     12.28       11.96   10.00
 Income from investment
 operations:
 Net investment income (loss)     $                       0.02        0.05    0.04                     -0.03       -0.04   -0.01
 Net realized and unrealized
 gain (loss) on investments       $                      -0.84        0.38    1.95                     -0.83        0.39    1.97
 Total from investment
 operations                       $                      -0.82        0.43    1.99                     -0.86        0.35    1.96
 Less distributions from:
 Net investment income            $                       0.03        0.05      --                      0.01        0.03      --
 Total distributions              $                       0.03        0.05      --                      0.01        0.03      --
 Net asset value, end of period   $                      11.52       12.37   11.99                     11.41       12.28   11.96
 TOTAL RETURN(2):                 %                      -6.66        3.62   19.90                     -6.97        2.94   19.60
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's)                          $                     42,640      47,647  45,714                     9,930       8,268   7,059
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)              %                       1.40        1.31    1.28                      2.05        1.96    1.95
 Gross expenses prior to
 expense reimbursement(3)         %                       1.78        2.22    2.40                      2.43        2.47    2.66
 Ratio of net investment income
 (loss) after expense
 reimbursement(3)(5)              %                       0.25        0.36    0.49                     -0.40       -0.29   -0.14
 Portfolio turnover rate          %                          9          14       9                         9          14       9

                                                                                           CLASS C
                                                                   -------------------------------------------------------
                                                                    SIX MONTHS
                                                                      ENDED       SEVEN MONTHS
                                                                   NOVEMBER 30,      ENDED        YEAR ENDED OCTOBER 31,
                                                                       2001         MAY 31,      -------------------------
                                                                    UNAUDITED       2001(4)         2000         1999(1)
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                      12.20          11.92         10.00
 Income from investment operations:
 Net investment income (loss)                                  $                      (0.01)         (0.04)           --
 Net realized and unrealized gain (loss) on investments        $                      (0.85)          0.39          1.92
 Total from investment operations                              $                      (0.86)          0.35          1.92
Less distributions from:
 Net investment income                                         $                       0.01           0.07            --
 Total distributions                                           $                       0.01           0.07            --
 Net asset value, end of period                                $                      11.33          12.20         11.92
 TOTAL RETURN(2):                                              %                      -7.01           2.91         19.20
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                      2,202          2,870         1,222
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)                %                       2.05           1.95          1.97
 Gross expenses prior to expense reimbursement(3)              %                       2.43           2.47          2.64
 Ratio of net investment income (loss) after expense
 reimbursement(3)(5)                                           %                      -0.40          -0.32         -0.14
Portfolio turnover rate                                        %                          9             14             9

--------------------------------------------------------------------------------

(1) The Fund commenced operations on December 15, 1998.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.

(3) Annualized for periods less than a year.

(4) The Fund changed its fiscal year end to May 31.

(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                          ING Tax Efficient Equity Fund       69

ING CONVERTIBLE FUND                                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999 the financial information was audited by other independent auditors.

                                                                         CLASS A                                   CLASS B
                                          ---------------------------------------------------------------------  ------------
                                           SIX MONTHS    ELEVEN                THREE                              SIX MONTHS
                                             ENDED       MONTHS      YEAR      MONTHS          YEAR ENDED           ENDED
                                          NOVEMBER 30,    ENDED     ENDED      ENDED           MARCH 31,         NOVEMBER 30,
                                              2001       MAY 31,   JUNE 30,   JUNE 30,   ----------------------      2001
                                           UNAUDITED     2001(5)     2000     1999(1)     1999    1998    1997    UNAUDITED
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $                   27.70      23.27      21.92     19.12   16.59   15.68
 Income from investment operations:
 Net investment income                $                    0.85       0.42       0.10      0.40    0.44    0.47
 Net realized and unrealized gain
 (loss) on investments                $                   -5.29       8.02       1.35      3.17    4.49    1.64
 Total from investment operations     $                   -4.44       8.44       1.45      3.57    4.93    2.11
 Less distributions from:
 Net investment                       $                    0.51       0.32       0.10      0.41    0.44    0.48
 Net realized gain on investments     $                    4.86       3.69         --      0.36    1.96    0.72
 Total distributions                  $                    5.37       4.01       0.10      0.77    2.40    1.20
 Net asset value, end of period       $                   17.89      27.70      23.27     21.92   19.12   16.59
 TOTAL RETURN(2):                     %                  -17.78      39.88       6.62     19.17   31.04   13.73
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $                  98,896    131,218     73,133    65,742  47,290  32,082
 Ratio to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(3)(4)     %                    1.42       1.35       1.45      1.53    1.57    1.60
 Gross expenses prior to expense
 reimbursement (recoupment)(3)        %                    1.41       1.35       2.10      1.65    1.74    1.75
 Net investment income after
 expense reimbursement
 (recoupment)(3)(4)                   %                    2.20       1.78       1.82      2.08    5.64    2.83
 Portfolio turnover rate              %                     145        129         28       138     160     167

                                                            CLASS B
                                     ------------------------------------------------------
                                     ELEVEN                THREE
                                     MONTHS      YEAR      MONTHS          YEAR ENDED
                                      ENDED     ENDED      ENDED           MARCH 31,
                                     MAY 31,   JUNE 30,   JUNE 30,   ----------------------
                                     2001(5)     2000     1999(1)     1999    1998    1997
-----------------------------------  ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               30.20      25.34      23.86     20.56   16.60   14.96
 Income from investment operations:
 Net investment income                 0.49       0.29       0.07      0.29    0.32    0.31
 Net realized and unrealized gain
 (loss) on investments                -5.49       8.77       1.47      3.47    4.65    1.64
 Total from investment operations     -5.00       9.06       1.54      3.76    4.97    1.95
 Less distributions from:
 Net investment                        0.34       0.19       0.06      0.27    0.32    0.31
 Net realized gain on investments      5.30       4.01         --      0.19    0.69      --
 Total distributions                   5.64       4.20       0.06      0.46    1.01    0.31
 Net asset value, end of period       19.56      30.20      25.34     23.86   20.56   16.60
 TOTAL RETURN(2):                    -18.26      39.21       6.47     18.52   30.51   13.01
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)   125,366   139,704     68,091    58,736  36,725  12,740
 Ratio to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(3)(4)      2.07       2.00       2.10      2.18    2.22    2.25
 Gross expenses prior to expense
 reimbursement (recoupment)(3)         2.06       2.00       2.10      2.30    2.33    3.19
 Net investment income after
 expense reimbursement
 (recoupment)(3)(4)                    1.55       1.13       1.17      1.44    5.04    2.29
 Portfolio turnover rate                145        129         28       138     160     167

                                                                                 CLASS C
                                        -----------------------------------------------------------------------------------------
                                         SIX MONTHS       ELEVEN                      THREE
                                           ENDED          MONTHS         YEAR         MONTHS
                                        NOVEMBER 30,       ENDED        ENDED         ENDED             YEAR ENDED MARCH 31,
                                            2001          MAY 31,      JUNE 30,      JUNE 30,      ------------------------------
                                         UNAUDITED        2001(5)        2000        1999(1)        1999        1998        1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
 Net asset value, beginning
 of period                      $                          28.33         23.78         22.40        19.55       17.05       15.89
 Income from investment
 operations:
 Net investment income          $                           0.58          0.28          0.07         0.28        0.34        0.37
 Net realized and unrealized
 gains (loss) on investments    $                          -5.26          8.22          1.37         3.25        4.60        1.66
 Total from investment
 operations                     $                          -4.68          8.50          1.44         3.53        4.94        2.03
 Less distributions from:
 Net investment                 $                           0.35          0.19          0.06         0.25        0.34        0.37
 Net realized gain on
 investments                    $                           4.97          3.76            --         0.43        2.10        0.50
 Total distributions            $                           5.32          3.95          0.06         0.68        2.44        0.87
 Net asset value, end of
 period                         $                          18.33         28.33         23.78        22.40       19.55       17.05
 TOTAL RETURN(2):               %                         -18.25         39.24          6.45        18.45       30.22       12.91
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's)                        $                         118,363      156,592       100,276       95,998      81,561      62,143
 Ratio to average net assets:
 Net expenses after expense
 reimbursement
 (recoupment)(3)(4)             %                           2.07          2.00          2.10         2.18        2.22        2.25
 Gross expenses prior to
 expense reimbursement
 (recoupment)(3)                %                           2.06          2.00          2.10         2.30        2.31        2.29
 Net investment income after
 expense reimbursement
 (recoupment)(3)(4)             %                           1.55          1.13          1.17         1.44        4.99        2.18
 Portfolio turnover rate        %                            145           129            28          138         160         167

--------------------------------------------------------------------------------

(1) Effective May 24, 1999, ING Investment LLC, became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

(5) The Fund changed its fiscal year end to May 31.

 70      ING Convertible Fund

FINANCIAL HIGHLIGHTS                                  ING EQUITY AND INCOME FUND
--------------------------------------------------------------------------------

For the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999 the financial information was audited by other independent auditors.

                                                                       CLASS A
                                          ------------------------------------------------------------------
                                           SIX MONTHS    ELEVEN                THREE
                                             ENDED       MONTHS      YEAR      MONTHS        YEAR ENDED
                                          NOVEMBER 30,    ENDED     ENDED      ENDED          MARCH 31,
                                              2001       MAY 31,   JUNE 30,   JUNE 30,   -------------------
                                           UNAUDITED     2001(6)     2000     1999(2)    1999   1998   1997
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $                   15.04      19.23      19.03    19.53  15.54  16.16
 Income from investment operations:
 Net investment income (loss)         $                    0.93       0.51       0.10     0.36   0.26   0.32
 Net realized and unrealized gain
 (loss) on investments                $                   -1.01      -0.60       0.17     2.58   5.70   0.84
 Total from investment operations     $                   -0.08      -0.09       0.27     2.94   5.96   1.16
 Less distributions from:
 Net investment                       $                    0.51       0.39       0.07     0.43   0.27   0.32
 Net realized gain on investments     $                    1.15       3.71         --     3.01   1.70   1.46
 Total distributions                  $                    1.66       4.10       0.07     3.44   1.97   1.78
 Net asset value, end of period       $                   13.30      15.04      19.23    19.03  19.53  15.54
 TOTAL RETURN(3):                     %                   -0.61      -1.01       1.42    17.10  39.34   6.74
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $                  61,477     63,592      9,619    9,519  6,675  4,898
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                  %                    1.32       1.40       1.49     1.59   1.61   1.60
 Gross expenses prior to expense
 reimbursement(4)                     %                    1.53       1.61       1.75     1.97   2.56   3.00
 Net investment income after
 expense reimbursement(4)(5)          %                    3.54       3.26       2.06     2.08   3.58   1.87
 Portfolio turnover rate              %                      76        173         63      165    260    213

                                                                  CLASS B
                                     ------------------------------------------------------------------
                                      SIX MONTHS    ELEVEN                THREE
                                        ENDED       MONTHS      YEAR      MONTHS        YEAR ENDED
                                     NOVEMBER 30,    ENDED     ENDED      ENDED          MARCH 31,
                                         2001       MAY 31,   JUNE 30,   JUNE 30,   -------------------
                                      UNAUDITED     2001(6)     2000     1999(2)    1999   1998   1997
-----------------------------------  ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                              16.09      20.59      20.38    20.07  14.88  14.18
 Income from investment operations:
 Net investment income (loss)                         0.80       0.44       0.07     0.28   0.15   0.17
 Net realized and unrealized gain
 (loss) on investments                               -0.98      -0.64       0.18     2.74   5.58   0.70
 Total from investment operations                    -0.18      -0.20       0.25     3.02   5.73   0.87
 Less distributions from:
 Net investment                                       0.39       0.33       0.04     0.31   0.15   0.17
 Net realized gain on investments                     1.24       3.97         --     2.40   0.39     --
 Total distributions                                  1.63       4.30       0.04     2.71   0.54   0.17
 Net asset value, end of period                      14.28      16.09      20.59    20.38  20.07  14.88
 TOTAL RETURN(3):                                    -1.21      -1.58       1.24    16.49  38.79   6.10
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  35,828     41,026      7,157    6,048  4,254  2,133
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                                  1.97       2.05       2.14     2.24   2.26   2.25
 Gross expenses prior to expense
 reimbursement(4)                                     2.18       2.26       2.40     2.62   2.71   6.44
 Net investment income after
 expense reimbursement(4)(5)                          2.89       2.61       1.41     1.43   2.99   1.25
 Portfolio turnover rate                                76        173         63      165    260    213

                                                                          CLASS C
                                          -----------------------------------------------------------------------
                                           SIX MONTHS    ELEVEN                THREE
                                             ENDED       MONTHS      YEAR      MONTHS
                                          NOVEMBER 30,    ENDED     ENDED      ENDED       YEAR ENDED MARCH 31,
                                              2001       MAY 31,   JUNE 30,   JUNE 30,   ------------------------
                                           UNAUDITED     2001(6)     2000     1999(2)     1999     1998     1997
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $                   14.45      18.53      18.35     19.90    15.59    16.20
 Income from investment operations:
 Net investment income                $                    0.74       0.45       0.06      0.26     0.15     0.21
 Net realized and unrealized gain
 (loss) on investments                $                   -0.91      -0.62       0.16      2.52     5.71     0.85
 Total from investment operations     $                   -0.17      -0.17       0.22      2.78     5.86     1.06
 Less distributions from:
 Net investment                       $                    0.39       0.34       0.04      0.28     0.15     0.21
 Net realized gain on investments     $                    1.11       3.57         --      4.05     1.40     1.46
 Total distributions                  $                    1.50       3.91       0.04      4.33     1.55     1.67
 Net asset value, end of period       $                   12.78      14.45      18.53     18.35    19.90    15.59
 TOTAL RETURN(3):                     %                   -1.28      -1.53       1.21     16.34    38.35     6.05
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $                  22,679     25,838     21,331    21,655   20,784   16,990
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                  %                    1.97       2.05       2.14      2.23     2.26     2.25
 Gross expenses prior to expense
 reimbursement(4)                     %                    2.18       2.26       2.40      2.61     2.68     2.83
 Net investment income after
 expense reimbursement(4)(5)          %                    2.89       2.61       1.41      1.43     2.93     1.23
 Portfolio turnover rate              %                      76        173         63       165      260      213

                                                   CLASS T
                                     -----------------------------------
                                      SIX MONTHS    ELEVEN
                                        ENDED       MONTHS    MARCH 31,
                                     NOVEMBER 30,    ENDED    2001(1) TO
                                         2001       MAY 31,    JUNE 30,
                                      UNAUDITED     2001(6)      2000
-----------------------------------  -----------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                              16.10       16.83
 Income from investment operations:
 Net investment income                                1.00        0.09
 Net realized and unrealized gain
 (loss) on investments                               -1.16       -0.82
 Total from investment operations                    -0.16       -0.73
 Less distributions from:
 Net investment                                       0.48          --
 Net realized gain on investments                     1.23          --
 Total distributions                                  1.71          --
 Net asset value, end of period                      14.23       16.10
 TOTAL RETURN(3):                                    -1.06       -4.34
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                   7,725      10,953
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                                  1.72        1.70
 Gross expenses prior to expense
 reimbursement(4)                                     1.93        1.91
 Net investment income after
 expense reimbursement(4)(5)                          3.14        2.96
 Portfolio turnover rate                                76         173

--------------------------------------------------------------------------------

(1) Commencement of offering of shares.

(2) Effective May 24, 1999, ING Investment LLC, became the Investment Manager of the Fund and the Fund changed its year end to June 30.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

(6) The Fund changed its fiscal year end to May 31.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                             ING Equity and Income Fund       71

In addition to the Funds offered in this prospectus, ING Funds Distributor, Inc. also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this prospectus by calling (800) 992-0180.

U.S. EQUITY
  ING Balanced Fund
  [ING Biotechnology Fund]
  ING Growth Fund
  ING Growth and Income Fund
  [ING MidCap Value Fund]
  ING Small Company Fund
  [ING SmallCap Value Fund]
  ING Technology Fund
  ING Value Opportunity Fund

GLOBAL/INTERNATIONAL EQUITY
  ING Asia-Pacific Equity Fund
  ING Emerging Countries Fund
  ING European Equity Fund
  ING Global Communications Fund
  ING Global Technology Fund
  ING Global Real Estate Fund
  ING International Fund
  ING International Core Growth Fund
  ING International Growth Fund
  ING International SmallCap Growth Fund
  ING International Value Fund
  ING Precious Metals Fund
  ING Russia Fund
  ING Worldwide Growth Fund

FIXED INCOME
  ING Bond Fund
  ING Classic Money Market Fund
  ING GNMA Income Fund
  ING Government Fund
  ING High Yield Fund
  ING High Yield Bond Fund
  ING High Opportunity Fund
  ING Intermediate Bond Fund
  ING Money Market Fund
  ING National Tax-Exempt Bond Fund
  ING Premier Money Market Fund
  ING Senior Income Fund
  ING Strategic Income Fund
  ING Lexington Money Market Trust

ASSET ALLOCATION FUNDS
  ING Ascent Fund
  ING Crossroads Fund
  ING Legacy Fund

        [ING FUNDS LOGO]       QUSEQPROS100101-100101

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING FUNDS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING Funds. The SAI is legally part of this prospectus
(it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC). Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at [www.pilgrimfunds.com]

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, N.W.
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

ING Growth Opportunities Fund        811-4431
ING Equity Trust                     811-8817
  ING MidCap Opportunities Fund
ING Mayflower Trust                  811-7978
  ING Research Enhanced Index Fund
  ING Growth + Value Fund
ING SmallCap Opportunities Fund      811-4434
ING Large Company Value Fund, Inc.   811-0865
ING Investment Funds, Inc.           811-1939
  ING MagnaCap Fund
ING Mutual Funds                     811-7428
  ING LargeCap Growth Fund
  ING MidCap Growth Fund
  ING SmallCap Growth Fund
  ING Equity and Income Fund
  ING Convertible Fund
ING Financial Services Fund, Inc.    811-4504
ING Funds Trust                      811-8895
  ING Tax Efficient Equity Fund
  ING Internet Fund

       PROSPECTUS

[PHOTO OF GLOBE]
       March 1, 2002

       Class Q
                                                 DOMESTIC EQUITY GROWTH FUNDS
                                                 ING Growth + Value Fund
                                                 ING Growth Opportunities Fund
                                                 ING LargeCap Growth Fund
                                                 ING MidCap Growth Fund
                                                 ING MidCap Opportunities Fund
                                                 ING SmallCap Growth Fund
                                                 ING SmallCap Opportunities Fund
                                                 ING Research Enhanced Index
                                                 Fund

                                                 DOMESTIC EQUITY VALUE FUNDS
                                                 ING Large Company Value Fund
                                                 ING MagnaCap Fund

                                                 DOMESTIC EQUITY AND INCOME
                                                 ING Convertible Fund
                                                 ING Equity and Income Fund

       This prospectus contains
       important information about
       investing in the Class Q
       shares of the ING Funds. You
       should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       FDIC, the Federal Reserve
       Board or any other government
       agency and is affected by
       market fluctuations. There is
       no guarantee that the Funds
       will achieve their objectives.
       As with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                          [ING FUNDS LOGO]
                                           (Formerly the Pilgrim Funds)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS



[MONEY GRAPHIC]
         HOW THE
         FUND HAS
         PERFORMED



These pages contain a description of each of our Funds included in this prospectus, including each Fund's objective, investment strategy and risks.

You'll also find:

HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).

WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

    INTRODUCTION TO THE ING FUNDS                      1
    FUNDS AT A GLANCE                                  2

    DOMESTIC EQUITY GROWTH FUNDS
    ING Growth + Value Fund                            4
    ING Growth Opportunities Fund                      6
    ING LargeCap Growth Fund                           8
    ING MidCap Growth Fund                            10
    ING MidCap Opportunities Fund                     12
    ING SmallCap Growth Fund                          14
    ING SmallCap Opportunities Fund                   16
    ING Research Enhanced Index Fund                  18

    DOMESTIC EQUITY VALUE FUNDS
    ING Large Company Value Fund                      20
    ING MagnaCap Fund                                 22

    DOMESTIC EQUITY AND INCOME
    ING Convertible Fund                              24
    ING Equity and Income Fund                        26

    WHAT YOU PAY TO INVEST                            28
    SHAREHOLDER GUIDE                                 30
    MANAGEMENT OF THE FUNDS                           34
    DIVIDENDS, DISTRIBUTIONS AND TAXES                37
    MORE INFORMATION ABOUT RISKS                      38
    FINANCIAL HIGHLIGHTS                              41
    WHERE TO GO FOR MORE INFORMATION          Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                   INTRODUCTION TO THE ING FUNDS
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]
 If you have any questions about the ING Funds, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

DOMESTIC EQUITY GROWTH FUNDS

  ING's Domestic Equity Growth Funds focus on long-term growth by investing primarily in domestic equities. They may suit you if you:

  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY VALUE FUNDS

  ING's Domestic Equity Value Funds seek capital appreciation.

  They may suit you if you:

  - are investing for the long-term -- at least several years
  - are willing to accept risk in exchange for long-term capital appreciation.

DOMESTIC EQUITY AND INCOME FUNDS

  ING's Domestic Equity and Income Funds seek income and growth of capital. They may suit you if you:

  - want both regular income and capital appreciation
  - are looking for growth potential, but don't feel comfortable with the level of risk associated with the Equity Funds.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           Introduction to the ING Funds       1

FUNDS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the objectives, main investments and risks of each ING Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objectives, strategies and risks, which begin on page 4.

                  FUND                                                   INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
DOMESTIC          Growth + Value Fund                                    Capital appreciation
EQUITY FUNDS      Adviser: ING Investments, LLC
                  Sub-Adviser: Navellier Fund Management, Inc.

                  Growth Opportunities Fund                              Long-term growth of capital
                  Adviser: ING Investments, LLC

                  LargeCap Growth Fund                                   Long-term capital appreciation
                  Adviser: ING Investments, LLC

                  MidCap Growth Fund                                     Maximum long-term capital
                  Adviser: ING Investments, LLC                          appreciation

                  MidCap Opportunities Fund                              Long-term capital appreciation
                  Adviser: ING Investments, LLC

                  SmallCap Growth Fund                                   Maximum long-term capital
                  Adviser: ING Investments, LLC                          appreciation

                  SmallCap Opportunities Fund                            Capital appreciation
                  Adviser: ING Investments, LLC

                  Research Enhanced Index Fund                           Capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

DOMESTIC          Large Company Value Fund                               Long-term capital appreciation
EQUITY VALUE      Adviser: ING Investments, LLC                          with income as a secondary
FUNDS                                                                    objective

                  MagnaCap Fund                                          Growth of capital, with
                  Adviser: ING Investments, LLC                          dividend income as a secondary
                                                                         consideration
DOMESTIC          Convertible Fund                                       Total return, consisting of
EQUITY &          Adviser: ING Investments, LLC                          capital appreciation and
INCOME FUNDS                                                             current income

                  Equity and Income Fund                                 Long-term capital appreciation
                  Adviser: ING Investments, LLC                          and current income

                                                               FUNDS AT A GLANCE
--------------------------------------------------------------------------------

MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities of small-sized U.S. companies.          Price volatility and other risks that accompany an
                                                          investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.


Equity securities of large, medium, and small U.S.        Price volatility and other risks that accompany an
companies believed to have growth potential.              investment in growth- oriented equity securities.

Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to have growth potential.                                 investment in growth- oriented equity securities.


Equity securities of medium-sized U.S. companies          Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of medium-sized companies.
                                                          Particularly sensitive to price swings during periods of
                                                          economic uncertainty.


Equity securities of medium-sized U.S. companies          Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          medium-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.


Equity securities of small-sized U.S. companies           Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.


Equity securities of small-sized U.S. companies           Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.


Equity securities of large companies that make up         Price volatility and other risks that accompany an
the S&P 500 Index.                                        investment in equity securities.


Equity securities of large, ably managed, and well-       Price volatility and other risks that accompany an
financed U.S. companies.                                  investment in equity securities.


Equity securities that meet disciplined selection         Price volatility and other risks that accompany an
criteria designed to identify companies capable of        investment in equity securities.
paying rising dividends.


Convertible securities of companies of various            Price volatility and other risks that accompany an
sizes, as well as equities, and high-yield debt.          investment in equity securities. Credit, interest rate,
                                                          liquidity and other risks that accompany an investment in
                                                          debt securities,and lower quality debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GROWTH + VALUE FUND                           Navellier Fund Management, Inc
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

This Fund seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests primarily in a diversified portfolio of equity securities, including common and preferred stock, warrants and convertible securities.

The Fund invests in common stock of companies the Sub-Adviser believes are poised to rise in price. The Sub-Adviser uses a bottom-up quantitative screening process designed to identify and select inefficiently priced stocks that achieved superior returns compared to their risk characteristics. The Sub-Adviser first uses a proprietary computer model designed to identify stocks with above average market returns and risk levels which are reasonable for higher return rates. The Sub-Adviser then applies a quantitative analysis, which focuses on growth and value fundamental characteristics, such as earnings growth, earnings momentum, price to earnings (P/E) ratios, and internal reinvestment rates. The Sub-Adviser then allocates stocks according to how they complement other portfolio holdings.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market. Although the Sub-Adviser invests in value companies to decrease volatility, these investments may also lower the Fund's performance. The Fund's investments in small and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mix of growth and value securities in which the Fund invests. Rather, the market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of small and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

CHANGES IN INTEREST RATES -- the value of the Fund's convertible securities may fall when interest rates rise. Convertible securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

 4      ING Growth + Value Fund

                                                         ING GROWTH + VALUE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

                             [TOTAL RETURNS GRAPH]

1992   1993    1994    1995    1996    1997    1998    1999    2000      2001
----   -----   -----   -----   -----   -----   -----   -----   -----   --------
                                       18.10   17.72   88.10   -13.02    [    ]

(1) These figures are for the year ended December 31 of each year.

(2) The figure for 2001 provides performance information for Class Q shares of the Fund. The figures for 1997 to 2000 provide performance information for Class A shares of the Fund. Class Ashares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

            Best and worst quarterly performance during this period:
                               quarter     :     %
                               quarter     :     %
           Fund's year-to-date total return as of December 31, 2001:
                                    [    ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Russell 2000 Index and the Russell 3000 Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A return before taxes(2)                                  %                                          N/A
Class A return after taxes on distributions(2)                  %                                          N/A
Class A return after taxes on distributions and sale of fund
  shares(2)                                                     %                                          N/A
Class Q return before taxes
Russell 2000 Index (reflects no deduction for fees, expenses
  or taxes)(3)                                                  %                                          N/A
Russell 3000 Index (reflects no deduction for fees, expenses
  or taxes)(5)                                                  %                                          N/A

(1) Class A commenced operations on November 18, 1996. Class Q commenced operations on June 5, 2000.

(2) Reflects deduction of sales charge of 5.75%,

(3) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.

(4) Index return presented in the table is since December 1, 1996. Index return
    since June 5, 2000 (inception date of Class Q shares) is [      ].

(5) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(6) Index return presented in the table is since December 1, 1996. Index return
    since June 5, 2000 (inception date of Class Q shares) is [      ].

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 ING Growth + Value Fund       5

                                                                         ADVISER
ING GROWTH OPPORTUNITIES FUND                               ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

This Fund seeks long-term growth of capital.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests primarily in common stock of U.S. companies that the portfolio managers feel have above average prospects for growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

The portfolio manager uses a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 6      ING Growth Opportunities Fund

                                                   ING GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

1992                           1993        1994        1995        1996      1997     1998     1999     2000       2001
----                         --------    --------    --------    --------    -----    -----    -----    -----    --------
                                                                    20.54    23.59    23.61    93.26    -19.11     [    ]

                             [TOTAL RETURNS GRAPH]

(1) These figures are for the year ended December 31 of each year.

(2) The figure shown for 2001 provides performance information for Class Q shares of the Fund. The figures shown for 1996 to 2000 provide performance for Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

            Best and worst quarterly performance during this period:
                               quarter 1999:     %
                               quarter 2000:     %
           Fund's year-to-date total return as of December 31, 2001:
                                    [    ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- S&P 500 Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)(2)
Class A return before taxes(3)                                  %
Class A return after taxes on distributions(3)                  %
Class A return after taxes on distributions and sale of fund
  shares(3)                                                     %
Class Q return before taxes                                     %
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(4)                                                     %                                              (5)

(1) Class Q commenced operations on June 1, 2000.

(2) Class A commenced operations on June 5, 1995.

(3) Reflects deduction of sales charge of 5.75%.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) Index return since inception of Class A shares. Index return since June 1,
    2000 (commencement date of Class Q shares) is [    ].

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Growth Opportunities Fund       7

                                                                         ADVISER
ING LARGECAP GROWTH FUND                                    ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE

[TARGET GRAPHIC]

The Fund seeks long-term capital appreciation.


INVESTMENT
STRATEGY


[COMPASS GRAPHIC]

The Fund normally invests at least 80% of its net assets in equity securities of large U.S. companies. The Fund seeks to invest in companies that the portfolio managers believe have above-average prospects for growth. The equity securities in which the Fund may invest include common and preferred stock and warrants. The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). As of December 31, 2001, this meant market capitalizations in the range of $-- billion to $-- billion. Capitalization of companies in the S&P 500 Index will change with market conditions.

The portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. The portfolio managers focus on both a bottom-up analysis that evaluates the financial condition and competitiveness of individual companies and a top-down thematic approach and a sell discipline. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

MARKET TRENDS -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

 8      ING LargeCap Growth Fund

                                                        ING LARGECAP GROWTH FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

1992                     1993        1994        1995        1996        1997        1998      1999     2000       2001
----                   --------    --------    --------    --------    --------    --------    -----    -----    --------
                                                                                      60.02    96.93    -19.12     [    ]

(1) These figures are for the year ended December 31 of each year.
(2) ING Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

            Best and worst quarterly performance during this period:
                               quarter     :      %
                               quarter     :      %
           Fund's year-to-date total return as of December 31, 2001:
                                    [    ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Russell 1000 Growth Index and the S&P 500 Index. The table also shows returns on a before-tax and after- tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class Q return before taxes                                     %                                          N/A
Class Q return after taxes on distributions                     %                                          N/A
Class Q return after taxes on distributions and sale of fund
  shares                                                        %                                          N/A
Russell 1000 Growth Index (reflects no deduction for fees,
expenses or taxes)(2)                                           %                        (3)               N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(4)                                                     %                        (5)               N/A

(1) Class Q commenced operations on July 21, 1997.

(2) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth.

(3) The Russell 1000 Growth Index return is for period beginning July 1, 1997.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The S&P 500 Index return is for period beginning August 1, 1997.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                ING LargeCap Growth Fund       9

                                                                         ADVISER
ING MIDCAP GROWTH FUND                                      ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks maximum long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests at least 80% of its total assets in equity securities of medium-sized U.S. companies, and at least 75% of its total assets in common stocks that the portfolio managers feel have above average prospects for growth. For this Fund, mid-sized companies are companies with market capitalizations between $--billion and $-- billion. The market capitalization range will change as the range of the companies included in the Standard and Poor's MidCap 400 Index (S&P MidCap 400 Index) changes and with market conditions.

The portfolio managers emphasize a growth approach by searching for successful, growing companies that are managing change advantageously and may be poised to exceed growth expectations. The portfolio managers use both a bottom-up analysis that evaluates the financial condition and competitiveness of individual companies and a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a bottom up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

In periods of unusual market conditions, the Fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the Fund may not achieve its objective.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Trustees has approved the reorganization of the Fund into ING MidCap Opportunities Fund. You could, therefore, ultimately hold shares of that Fund.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio managers feel have the potential for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will be repeated.

INABILITY TO SELL SECURITIES -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INITIAL PUBLIC OFFERINGS -- a significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

 10      ING MidCap Growth Fund

                                                          ING MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

                             [TOTAL RETURNS GRAPH]

1992     1993       1994       1995     1996    1997    1998    1999    2000    2001
----   --------   --------   --------   -----   -----   -----   -----   -----   -----
                                38.24   16.06   16.20   14.32   98.50   -4.47    [  ]

(1) These figures are for the year ended December 31 of each year.
(2) ING Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to April 1, 2000, the Fund was managed by a sub-adviser.

            Best and worst quarterly performance during this period:
                                quarter     :     %
                                quarter     :     %
           Fund's year-to-date total return as of December 31, 2001:
                                    [    ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the S&P MidCap 400 Index and the Russell Midcap Growth Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class Q return before taxes                                     %
Class Q return after taxes on distributions                     %
Class Q return after taxes on distributions and sale of fund
  shares                                                        %
S&P MidCap 400 Index (reflects no deduction for fees,
  expenses or taxes)(2)                                         %
Russell MidCap Growth Index (reflects no deduction for fees,
expenses or taxes)(3)                                           %

(1) Class Q commenced operations on June 30, 1994.

(2) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(3) The Russell Midcap Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 ING MidCap Growth Fund       11

                                                                         ADVISER
ING MIDCAP OPPORTUNITIES FUND                               ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

This Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund normally invests at least 80% of its total assets in the common stocks of mid-sized U.S. companies. The Fund seeks to invest in companies that the portfolio managers feel have above average prospects for growth. For this Fund, mid-sized companies are companies with market capitalizations that fall within the range of companies in the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). As of December 31, 2001, the market capitalization of companies in the S&P MidCap 400 Index ranged from $ -- million to $ -- billion. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 Index changes.

The portfolio managers use a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the portfolio managers feel have the potential for growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

INABILITY TO SELL SECURITIES -- securities of mid-size companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INITIAL PUBLIC OFFERINGS -- a significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

 12      ING MidCap Opportunities Fund

                                                   ING MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

                             [TOTAL RETURNS GRAPH]

        1992             1993        1994        1995        1996        1997        1998        1999       2000     2001
        ----           --------    --------    --------    --------    --------    --------    --------    ------    -----
                                                                                                 103.24     -0.35    [    ]

(1) These figures are for the year ended December 31 of each year.

(2) The figure shown for 2001 provides performance of Class Q shares of the Fund. The figures shown for 1999 and 2000 provide performance for Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

            Best and worst quarterly performance during this period:
                                quarter     :     %
                                quarter     :     %
           Fund's year-to-date total return as of December 31, 2001:
                                 [           ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P MidCap 400 Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                    5 YEARS               10 YEARS
                                                                    1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A return before taxes(2)                                  %                                           N/A
Class A return after taxes on distributions(2)                  %                                           N/A
Class A return after taxes on distributions and sale of fund
shares(2)                                                       %                                           N/A
Class Q return before taxes
S&P MidCap 400 Index (reflects no deduction for fees,
  expenses or taxes)(3)                                         %                                           N/A

(1) Class A Shares commenced operations on August 20, 1998. Class Q shares commenced operations on April 4, 2000.

(2) Reflects deduction of sales charge of 5.75%.

(3) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(4) Index return is since inception of Class A shares. Index return since April
    4, 2000 (inception date of Class Q) is [    ].

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING MidCap Opportunities Fund       13

                                                                         ADVISER
ING SMALLCAP GROWTH FUND                                    ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks maximum long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests at least 80% of its total assets in equity securities of small U.S. companies, and at least 75% of its total assets in common stocks that the portfolio manager feels have above average prospects for growth. Smaller companies are companies with market capitalizations that fall within the range of companies in the Russell 2000 Growth Index. As of December 31, 2001, the market capitalization of companies held by the Fund ranged from $ -- million to $ -- billion. The market capitalization range will change as the range of the companies included in the Russell 2000 Index changes.

The Fund emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and may be poised to exceed growth expectations. It focuses on both a bottom-up analysis that evaluates the financial condition and competitiveness of individual companies and a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

In periods of unusual market conditions, the Fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the Fund may not achieve its objective.

The Fund considers a company to be small if it has a market capitalization corresponding at the time of purchase to the middle 90% of the Russell 2000 Growth Index. In the adviser's opinion, the middle 90% includes companies with capitalizations between $ -- million and $ -- billion. Capitalization of companies in the Index will change with market conditions.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Trustees has approved the reorganization of the Fund into ING SmallCap Opportunities Fund. You could, therefore, ultimately hold shares of that Fund.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small-cap companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

INITIAL PUBLIC OFFERINGS -- a significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

 14      ING SmallCap Growth Fund

                                                        ING SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

                             [TOTAL RETURNS GRAPH]

1992        1993       1994       1995       1996     1997    1998    1999   2000    2001
----      --------   --------   --------   --------   -----   -----   ----   -----   -----
                                              19.44   11.56    4.26   90.58  -5.40   [   ]

(1) These figures are for the year ended December 31 of each year.
(2) ING Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to April 1, 2000, the Fund was managed by a sub-adviser.

            Best and worst quarterly performance during this period:
                              quarter  -- :  -- %
                              quarter  -- :  -- %
           Fund's year-to-date total return as of December 31, 2001:
                                 [           ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Growth Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                  5 YEARS               10 YEARS
                                                                    1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class Q return before taxes                                     %
Class Q return after taxes on distributions                     %
Class Q return after taxes on distributions and sale of fund
shares                                                          %
Russell 2000 Growth Index (reflects no deduction for fees,
expenses or taxes)(2)                                           %

(1) Class Q commenced operations on August 31,1995.

(2) The Russell 2000 Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.

(3) Index return is for period beginning January 1, 1994.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                               ING SmallCap Growth Fund       15

                                                                         ADVISER
ING SMALLCAP OPPORTUNITIES FUND                             ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

This Fund seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests at least 80% of its total assets in the common stock of smaller, lesser-known U.S. companies. The Fund seeks to invest in companies that the portfolio manager believes have above average prospects for growth. For this Fund, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The market capitalization range will change as the range of the companies included in the Russell 2000 Index changes. The market capitalization of companies held by the Fund as of December 31, 2001 ranged from $-- million to $-- billion.

The portfolio manager uses a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio manager seeks to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempts to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small sized growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will be repeated.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INITIAL PUBLIC OFFERINGS -- a significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

 16      ING SmallCap Opportunities Fund

                                                 ING SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

    1992        1993        1994        1995      1996     1997     1998     1999      2000     2001
  --------    --------    --------    --------    -----    -----    ----    ------    ------    -----
                                                  18.16    14.92    7.59    146.94     -6.04    [   ]

                             [TOTAL RETURNS GRAPH]

(1) These figures are for the year ended December 31 of each year.

(2) The figure shown for the year 2001 provides performance for Class Q shares of the Fund. The figures shown for the years 1996 to 2000 provide performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

            Best and worst quarterly performance during this period:
                               quarter     :      %
                               quarter     :      %
           Fund's year-to-date total return as of December 31, 2001:
                                   [      ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)(2)
Class A return before taxes(2)                                  %
Class A return after taxes on distributions(2)                  %
Class A return after taxes on distributions and sale of Fund
  shares(2)                                                     %
Class Q return before taxes
Russell 2000 Index (reflects no deduction for fees, expenses
or taxes)(3)                                                    %                        (5)                     (6)

(1) Class Q commenced operations April 4, 2000.

(2) Class A commenced operations June 5, 1995.

(3) Reflects deduction of sales charge of 5.75%.

(4) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.

(5) Index return since April 4, 2000 (inception date of Class Q) is         .

(6) Index return shown in the table is since inception of Class A.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        ING SmallCap Opportunities Fund       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                   Aeltus Investment Management,
ING RESEARCH ENHANCED INDEX FUND                                             Inc
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests at least 80% of its net assets in stocks included in the Standard & Poor's Composite Stock Price Index (S&P 500 Index). The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

In managing the Fund, the portfolio managers attempt to achieve the Fund's investment objective by overweighting those stocks in the S&P 500 Index that they believe will outperform the index, and underweighting (or avoiding altogether) those stocks that they believe will underperform the index. In determining stock weightings, the portfolio managers use internally developed quantitative computer models to evaluate various criteria such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the portfolio managers generally include in the Fund approximately 400 of the stocks included in the S&P 500 Index. Although the Fund will not hold all the stocks in the S&P 500 Index, the portfolio managers expect that there will be a close correlation between the performance of the Fund and that of the S&P 500 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g. price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.

The Fund may also invest in certain higher-risk investments, including derivatives (generally, these investments will be limited to S&P 500 Index options and futures on the S&P 500 Index).

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The portfolio managers try to remain fully invested in companies included in the S&P 500 Index, and generally do not change this strategy even temporarily, which could make the Fund more susceptible to poor market conditions.

MARKET TRENDS -- from time to time, the stock market may not favor the large company securities that are ranked as undervalued or fairly valued in which the Fund invests. Rather, the market could favor small company stocks, growth-oriented stocks, or may not favor equities at all.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

 18      ING Research Enhanced Index Fund

                                                ING RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after taxes) is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

                             [TOTAL RETURNS GRAPH]

1992                    1993      1994      1995      1996      1997      1998     1999      2000      2001
----                   ------    ------    ------    ------    ------    ------    -----    ------    ------
                                                                                   18.59    -12.79     [   ]

(1) These figures are for the year ended December 31 of each year.

(2) The figure shown for the year 2001 provides performance for Class Q shares of the Fund. The figures shown for the years 1999 and 2000 provide performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

(3) Prior to August 1, 2001, the Fund was managed by a different sub-adviser.

            Best and worst quarterly performance during this period:
                                quarter     :     %
                                quarter     :     %
           Fund's year-to-date total return as of December 31, 2001:
                                    [    ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A return before taxes(2)                                  %                                          N/A
Class A return after taxes on distributions(2)                  %                                          N/A
Class A return after taxes on distributions and sale of Fund
shares(2)                                                       %                                          N/A
Class Q return before taxes
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(3)                                                       %                                          N/A

(1) Class A commenced operations on December 30, 1998. Class Q commenced operations on April 4, 2000.

(2) Reflects deduction of sales charge of 5.75%.

(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4) Index return is for period beginning as of January 1, 1999. Index return
    since April 4, 2000 (inception date of Class Q shares) is [    ].

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       ING Research Enhanced Index Fund       19

                                                                         ADVISER
ING LARGE COMPANY VALUE FUND                                ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund's principal investment objective is long-term capital appreciation. Income is a secondary objective.


INVESTMENT STRATEGY


(COMPASS GRAPHIC)

The Fund will invest at least 80% of its total assets in common stock of large companies. The Fund seeks to invest in companies that the Adviser considers to be undervalued compared to the overall stock market. The Adviser considers large companies to consist of the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow, or earnings, or the 1000 largest companies, as measured by equity market capitalization. Within this universe of large, well-established companies, the Adviser will use a disciplined value approach to select investments that the Adviser considers to be undervalued compared to the overall stock market. The Adviser also analyzes candidates for investment for some catalyst or vector of change that may spark an increase in the share price.

The Fund may invest the remaining 20% of its assets in other types of securities, including foreign securities and smaller companies. The equity securities in which the Fund may invest include common stock, convertible securities, rights, warrants and exchange traded index funds (ETFs). To the degree that the Fund invests assets in non-U.S. securities, it may hedge the currency risk of these holdings with the use of forward contracts or options on currencies. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities including bonds, notes, debentures, and short-term investments.

--------------------------------------------------------------------------------

RISKS


(SCALE GRAPHIC)

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

CHANGES IN INTEREST RATES -- the value of the Fund's convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns to the Fund.

EXCHANGE TRADED FUNDS -- ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the ETFs' underlying NAVs. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund will receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

 20      ING Large Company Value Fund

                                                    ING LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

                        1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
                        -----   -----   -----   -----   -----   -----   -----   -----   -----   ----
                        12.36   13.22   -3.11   22.57   26.46   30.36   21.42   15.54   -3.13   [  ]

(1) These figures are for the year ended December 31 of each year.
(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 26, 2000, the Fund's outstanding shares were classified as Class A shares. Because Class Q shares were first offered in 2001, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

            Best and worst quarterly performance during this period:
                               quarter     :      %
                               quarter     :      %
           Fund's year-to-date total return as of December 31, 2001:
                                    [    ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                  (FOR THE PERIODS ENDED DECEMBER 31, 2001)(1)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard and Poor's 500 Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                 5 YEARS              10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class A return before taxes(2)                                  %
Class A return after taxes on distributions(2)                  %
Class A return after taxes on distributions and sale of Fund
  shares(2)                                                     %
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(3)                                                     %

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Large Company Value Fund       21

ING LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------

(1) This table shows performance of the Class A shares of the Fund because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 2001. See footnote (2) to the bar chart above.

(2) Reflects deduction of sales charge of 5.75%.

(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

 22      ING Large Company Value Fund

                                                                         ADVISER
ING MAGNACAP FUND                                           ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks growth of capital, with dividend income as a secondary consideration.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund is managed with the philosophy that companies that can best meet the Fund's objectives are established companies that meet disciplined valuation criteria and have the financial ability to have increased their dividends over the last decade. Under normal market conditions, the Fund invests at least 80% of its assets in stocks that meet the following criteria:

ATTRACTIVE VALUATION CHARACTERISTICS -- Companies with market capitalizations above $2 billion are screened for relatively attractive valuation characteristics. Multiple valuation measures may be considered including: price to earnings ratios; price to book value ratios; price to cash flow ratios; price to sales ratios; and enterprise value to earnings before interest, taxes, depreciation and amortization. Companies selling at low valuations compared to their expected growth rates will also be considered.

DIVIDENDS -- A company must have increased its dividends or had the financial capability to have increased its dividends over the past 10 years.

BALANCE SHEET STRENGTH -- A company's long term debt is rated investment grade by at least one nationally recognized rating agency.

Candidates for investment are also analyzed for some catalyst or vector of change that may spark an increase in share price.

The equity securities in which the Fund may invest include common stocks, convertible securities, and rights or warrants. Normally, the Fund's investments are generally in larger companies that are included in the largest 500 U.S. companies as measured by sales, earnings, or assets. The remainder of the Fund's assets may be invested in equity securities that the Adviser believes have growth potential because they represent an attractive value, but which may not meet the above criteria. The Fund's investments may focus on particular sectors depending on the adviser's perception of the market environment.

Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Fund may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

MARKET TRENDS -- from time to time, the stock market may not favor the value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions; a lack of adequate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; and foreign controls on investment.

 22      ING MagnaCap Fund

                                                               ING MAGNACAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

                             [TOTAL RETURNS GRAPH]

    ----------------------------------------------------------------------------------------------------------
     1992       1993       1994       1995       1996       1997       1998       1999       2000       2001
    ----------------------------------------------------------------------------------------------------------
    8.02        9.25       4.15      35.22      18.51      27.73      16.09      12.20       1.33      [   ]

(1) These figures are for the year ended December 31 of each year.
(2) The figures shown for the years 2000 and 2001 provide performance of Class Q shares of the Fund. The figures shown for the years 1992 to 1999 provide performance for Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar returns as the Class Q shares because they are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class Q shares and Class A shares have different expenses.

            Best and worst quarterly performance during this period:
                               quarter      :      %
                               quarter      :      %
           Fund's year-to-date total return as of December 31, 2001:
                                    [     ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard and Poor's 500 Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A return before taxes                                     %
Class A return after taxes on distributions                     %
Class A return after taxes on distributions and sale of fund
shares                                                          %
Class Q returns before taxes                                    %
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(2)                                                       %

(1) Class Q commenced operations on November 19, 1999.

(2) The S&P 500 index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) Index return since November 19, 1999 (inception date of Class Q is
    [        ].

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      ING MagnaCap Fund       23

                                                                         ADVISER
ING CONVERTIBLE FUND                                        ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks maximum total return, consisting of capital appreciation and current income.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests at least 80% of its total assets in convertible securities. Convertible securities are generally preferred stock or other securities, including debt securities, that are convertible into common stock. The Fund emphasizes companies with market capitalizations above $500 million. The convertible debt securities in which the Fund invests may be rated below investment grade (high risk instruments), or, if not rated, may be of comparable quality. There is no minimum credit rating for securities in which the Fund may invest. Through investments in convertible securities, the Fund seeks to capture the upside potential of the underlying equities with less downside exposure.

The Fund may also invest up to 20% of its total assets in common and nonconvertible preferred stocks, and in debt securities, which may include high yield debt (commonly known as junk bonds) rated below investment grade, or of comparable quality if unrated.

The Fund may also invest in securities issued by the U.S. government and its agencies and instrumentalities.

Most but not all of the bonds in which the Fund invests have a remaining maturity of 10 years or less, or, in the case of convertible debt securities, have a remaining maturity or may be put back to the issuer in 10 years or less.

In evaluating convertible securities the Fund's Adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation.

In analyzing specific companies for possible investment, the Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Convertible securities have investment characteristics of both equity and debt securities. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

CHANGES IN INTEREST RATES -- the value of the convertible and debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in securities with intermediate and long terms to maturity. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed rate corporate bond.

CREDIT RISK -- the Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than many bond funds, because the convertible securities and debt securities in which it invests may be lower-rated securities.

INABILITY TO SELL SECURITIES -- convertible securities and lower rated debt securities may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

 24      ING Convertible Fund

                                                            ING CONVERTIBLE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992    1993    1994    1995    1996    1997    1998    1999     2000    2001
  -----   -----   -----   -----   -----   -----   -----   -----   ------   -----
                                  20.74   23.04   21.40   50.44    -8.74   [   ]

(1) These figures are for the year ended December 31 of each year.
(2) ING Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

            Best and worst quarterly performance during this period:
                                quarter     :     %
                                quarter     :     %
           Fund's year-to-date total return as of December 31, 2001:
                                    [    ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the First Boston Convertible Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class Q return before taxes                                     %
Class Q return after taxes on distributions                     %
Class Q return after taxes on distributions and sale of fund
  shares                                                        %
First Boston Convertible Index (reflects no deduction for
fees, expenses or taxes)(2)                                     %                                             (3)

(1) Class Q commenced operations on August 31, 1995.

(2) The First Boston Convertible Index is an unmanaged index that measures the performance of a universe of convertible securities that are similar, but not identical, to those in the Fund's portfolio.

(3) Index return is for period since the inception of Class Q.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   ING Convertible Fund       25

                                                                         ADVISER
ING EQUITY AND INCOME FUND                                  ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks a balance of long-term capital appreciation and current income.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund's Adviser actively manages a blended portfolio of equity and debt securities with an emphasis on overall total return. The Fund normally maintains 40% to 60% of its assets in debt securities of any maturity issued by corporations or other business entities and the U.S. Government and its agencies and instrumentalities, and government sponsored enterprises, and normally seeks a target allocation of 50%, although this may vary with market conditions.

The remainder of the Fund's assets are normally invested in equity securities of large companies that the Adviser believes are leaders in their industries. The Adviser considers whether these companies have a sustainable competitive edge. The portfolio managers emphasize a value approach in equity selection and seek securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. For this Fund, a company with a market capitalization of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

A portion of the Fund's net assets (up to 35%) may be invested in high yield debt securities (commonly known as junk bonds) rated below investment grade (i.e., lower than the four highest rating categories) by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit quality for the high yield debt securities in which the Fund may invest. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in ING Prime Rate Trust, a closed-end investment company. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may use options on securities, securities indices, interest rates and foreign currencies as a hedging technique or in furtherance of this investment objective. The Fund may invest up to 35% of its net assets in zero coupon securities.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund also may invest in smaller companies, which may be more susceptible to price swings than larger companies.

MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

CHANGES IN INTEREST RATES -- the value of debt and equity securities can change in response to changes in interest rates. The value of the debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Zero coupon securities are particularly sensitive to changes in interest rates.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than the other income mutual funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

INABILITY TO SELL SECURITIES -- high yield securities and securities of smaller companies may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

 26      ING Equity and Income Fund

                                                      ING EQUITY AND INCOME FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

                             [TOTAL RETURNS GRAPH]

    1992        1993        1994        1995      1996     1997     1998     1999    2000     2001
  --------    --------    --------    --------    -----    -----    -----    ----    -----    -----
                                                  16.88    21.46    23.52    8.69    -3.06    [   ]

(1) These figures are for the year ended December 31 of each year.
(2) Prior to May 24, 1999, a different adviser managed the Fund.

            Best and worst quarterly performance during this period:
                                quarter     :     %
                                quarter     :     %
            Fund's year-to-date total return as of December 31, 2001
                                    [    ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Standard & Poor's Barra Value Index (S&P Barra Value Index), the Lehman Aggregate Bond Index, the Lipper Balanced Fund Index and a composite index consisting of 60% Standard and Poor's 500 Composite Stock Price Index (S&P 500 Index) and 40% Lehman Brothers Government/Corporate Bond Index ("Composite Index"). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class Q return before taxes                                     %
Class Q return after taxes on distributions                     %
Class Q return after taxes on distributions and sale of Fund
shares                                                          %
S&P Barra Value Index (reflects no deduction for fees,
expenses or taxes)(2)                                           %                                             (3)
Lehman Aggregate Bond Index (reflects no deduction for fees,
expenses or taxes)(4)                                           %                                             (3)
Lipper Balanced Fund Index (reflects no deduction for fees,
expenses or taxes)(6)                                           %                                             (3)
Composite Index (reflects no deduction for fees, expenses or
taxes)(7)                                                       %                                             (3)

(1) Class Q commenced operations on August 31, 1995.

(2) The S&P Barra Value Index is a capitalization-weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.

(3) Index return is for period since inception of Class Q.

(4) The Lehman Aggregate Bond Index is an unmanaged index that measures the performance of the U.S. investment grade fixed rate bond market, including government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(5) The Lipper Balanced Fund Index is an unmanaged index that measures the performance of balanced funds (funds that seek current income balanced with capital appreciation).

(6) The Composite Index consists of 60% of the S&P 500 Index and 40% Lehman Brothers Government/Corporate Bond Index. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets. The Lehman Brothers Government/ Corporate Bond Index is a widely recognized unmanaged index of publicly issued fixed rate U.S. Government investment grade mortgage-backed and corporate debt securities.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Equity and Income Fund       27

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. The table below shows the fees and expenses for Class Q shares of the Funds.

FEES YOU PAY DIRECTLY

                                                                CLASS Q
-----------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF OFFERING
  PRICE)                                                         none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)                                      none

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

                                                                                       TOTAL
                                                                                       FUND              WAIVERS
                                           MANAGEMENT    SERVICE     OTHER           OPERATING             AND             NET
FUND                                          FEE         FEES      EXPENSES         EXPENSES       REIMBURSEMENTS(2)    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 Growth + Value                      %        1.00        0.25        0.44(7)          1.69                  --            1.69
 Growth Opportunities                %        0.95        0.25        0.36(7)          1.56                  --            1.56
 LargeCap Growth(3)                  %        0.73        0.25        0.18(8)          1.16(8)               --            1.16(8)
 MidCap Growth                       %        0.75        0.25        0.18             1.18                0.01(10)        1.19
 MidCap Opportunities(3)             %        1.00        0.25        0.48(7)(9)       1.73(9)               --            1.73(9)
 SmallCap Growth                     %        1.00        0.25        0.24             1.49                0.01(10)        1.50
 SmallCap Opportunities(3)           %        1.00        0.25        0.28(7)          1.53(11)              --            1.53(11)
 Research Enhanced Index             %        0.70        0.25        0.34(7)          1.29                  --            1.29
 Large Company Value(3)              %        0.63        0.25        0.54(5)(6)(7)    1.42(5)               --            1.42(5)
 MagnaCap(3)                         %        0.72        0.25        0.13(4)          1.10(4)               --            1.10(4)
 Convertible                         %        0.75        0.25        0.14             1.14                0.01(10)        1.15
 Equity and Income                   %        0.75        0.25        0.46             1.46               -0.21            1.25

--------------------------------------------------------------------------------

(1) This table shows the estimated operating expenses for Class Q shares of each Fund as a ratio of expenses to average daily net assets. These estimated expenses, unless otherwise noted, are based on each Fund's actual operating expenses for its most recent complete fiscal year, as adjusted for contractual changes, and fee waivers to which the Adviser has agreed for each fund.

(2) ING Investments, LLC has entered into written expense limitation agreements with each Fund, except MagnaCap Fund, Research Enhanced Index Fund, Growth Opportunities Fund, Growth + Value Fund and SmallCap Opportunities Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Fund's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading Waivers and Reimbursements. For each Fund, the expense limit will continue through at least October 31, 2002. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement at least 30 days prior to the end of the then current term or upon termination of the investment management agreement.

(3) Effective February 23, 2001 and March 23, 2001, certain funds merged with MagnaCap, Large Company Value, LargeCap Growth, MidCap Opportunities and SmallCap Opportunities Funds. It is expected that as a result of the mergers, operating expenses will be lower than the operating expenses prior to the mergers.

(4) Excludes one-time merger fees of 0.01% incurred in connection with the mergers of other investment companies into MagnaCap Fund.

(5) Excludes one-time merger fees of 0.06% incurred in connection with the merger of another investment company into Large Company Value Fund.

(6) Because Class Q shares are new for Large Company Value Fund the expenses are estimated based on Class A expenses of the Fund.

(7) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.

 (8) Excludes one-time merger fees of 0.03% incurred in connection with the mergers of other investment companies into LargeCap Growth Fund.

 (9) Excludes one-time merger fees of 0.09% incurred in connection with the merger of another investment company into MidCap Opportunities Fund.

(10) Amount recouped by ING Investments, LLC pursuant to the Expense Limitation Agreement between the Fund and ING Investments, LLC.

(11) Excludes one-time merger fees of 0.03% incurred in connection with the merger of another investment company into SmallCap Opportunities Fund.

 28      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the ING Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

CLASS Q

                            FUND                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------------
 Growth + Value                                                 $     172         533         918        1,998
 Growth Opportunities                                           $     159         493         850        1,856
 LargeCap Growth                                                $     118         368         638        1,409
 MidCap Growth                                                  $     120         375         649        1,432
 MidCap Opportunities                                           $     176         545         939        2,041
 SmallCap Growth                                                $     152         471         813        1,779
 SmallCap Opportunities                                         $     156         483         834        1,824
 Research Enhanced Index                                        $     131         409         708        1,556
 Large Company Value                                            $     145         449         776        1,702
 MagnaCap                                                       $     112         350         606        1,340
 Convertible                                                    $     116         362         628        1,386
 Equity and Income                                              $     149         462         797        1,746

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       29

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

PURCHASE OF SHARES

Class Q Shares are offered at net asset value without a sales charge to qualified retirement plans, financial and other institutions and wrap accounts. The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time. Certain Funds also offer Class A, B, C, M and T shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share classes by calling (800) 992-0180.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. ING reserves the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $250,000.
If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.
All other purchasers may purchase shares by the methods outlined in the table on the right.
DISTRIBUTION AND SHAREHOLDER SERVICE FEES
To pay for the cost of servicing your shareholder account, each Fund has adopted a Rule 12b-1 plan for Class Q shares which requires fees to be paid out of the assets of the class. Each Fund pays a service fee at an annual rate of 0.25% of the average daily net assets of the Class Q shares of the Fund.
RETIREMENT PLANS

You may invest in each Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, Roth IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial consultant or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser. For further information, contact the Shareholder Servicing Agent at (800) 992-0180.


                           Initial                 Additional
     Method              Investment                Investment
 BY CONTACTING      A financial consultant   Visit or consult a
 YOUR FINANCIAL     with an authorized       financial consultant.
 CONSULTANT         firm can help you
                    establish and maintain
                    your account.
 BY MAIL            Visit or speak with a    Fill out the Account
                    financial consultant.    Additions form included
                    Make your check          on the bottom of your
                    payable to the ING       account statement along
                    Funds and mail it,       with your check payable
                    along with a completed   to the Fund and mail
                    Application. Please      them to the address on
                    indicate your            the account statement.
                    investment               Remember to write your
                    professional on the      account number on the
                    New Account              check.
                    Application.

 BY WIRE            Call the ING             Wire the funds in the
                    Operations Department    same manner described
                    at (800) 336-3436 to     under Initial
                    obtain an account        Investment.
                    number and indicate
                    your investment
                    professional on the
                    account.
                    Instruct your bank to
                    wire funds to the Fund
                    in the care of:
                    State Street Bank
                    and Trust
                    Kansas City
                    ABA #101003621
                    Kansas City, MO
                    credit to:
                    ------------
                    (the Fund) A/C
                    #751-8315; for further
                    credit to:
                    -------------------
                    Shareholder
                    A/C #-----------------
                    (A/C # you received
                    over the telephone)
                    Shareholder Name:
                   ----------------------
                    (Your Name Here)
                    After wiring funds you
                    must complete the
                    Account Application
                    and send it to:
                    ING Funds
                    P.O. Box 219368
                    Kansas City, MO
                    64121-9368

 30      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

All other shareholders may redeem shares by the methods outlined in the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN
You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $250,000.

- Minimum withdrawal amount is $1,000.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission (SEC). When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


                                                                           Method                         Procedures
                                                                    BY CONTACTING YOUR       You may redeem shares by contacting
                                                                    FINANCIAL CONSULTANT     your financial consultant who may
                                                                                             charge for their services in
                                                                                             connection with your redemption
                                                                                             request, but neither the Fund nor the
                                                                                             Distributor imposes any such charge.



                                                                    BY MAIL                  Send a written request specifying the
                                                                                             Fund name and share class, your
                                                                                             account number, the name(s) in which
                                                                                             the account is registered, and the
                                                                                             dollar value or number of shares you
                                                                                             wish to redeem to:
                                                                                             ING Funds
                                                                                             P.O. Box 219368
                                                                                             Kansas City, MO 64121-9368
                                                                                             If certificated shares have been
                                                                                             issued, the certificate must accompany
                                                                                             the written request. Corporate
                                                                                             investors and other associations must
                                                                                             have an appropriate certification on
                                                                                             file authorizing redemptions. A
                                                                                             suggested form of such certification
                                                                                             is provided on the Account
                                                                                             Application. A signature guarantee may
                                                                                             be required.



                                                                    BY TELEPHONE --          You may redeem shares by telephone on
                                                                    EXPEDITED REDEMPTION     all accounts other than retirement
                                                                                             accounts, unless you check the box on
                                                                                             the Account Application which
                                                                                             signifies that you do not wish to use
                                                                                             telephone redemptions. To redeem by
                                                                                             telephone, call the Shareholder
                                                                                             Servicing Agent at (800) 992-0180.
                                                                                             RECEIVING PROCEEDS BY CHECK:
                                                                                             You may have redemption proceeds (up
                                                                                             to a maximum of $100,000) mailed to an
                                                                                             address which has been on record with
                                                                                             ING Funds for at least 30 days.
                                                                                             RECEIVING PROCEEDS BY WIRE:
                                                                                             You may have redemption proceeds
                                                                                             (subject to a minimum of $5,000) wired
                                                                                             to your pre-designated bank account.
                                                                                             You will not be able to receive
                                                                                             redemption proceeds by wire unless you
                                                                                             check the box on the Account
                                                                                             Application which signifies that you
                                                                                             wish to receive redemption proceeds by
                                                                                             wire and attach a voided check. Under
                                                                                             normal circumstances, proceeds will be
                                                                                             transmitted to your bank on the
                                                                                             business day following receipt of your
                                                                                             instructions, provided redemptions may
                                                                                             be made. In the event that share
                                                                                             certificates have been issued, you may
                                                                                             not request a wire redemption by
                                                                                             telephone.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       31

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for Class Q shares of each Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of Class Q shares of each Fund is calculated by taking the value of the Fund's assets attributable to Class Q shares, subtracting the Fund's liabilities attributable to Class Q shares, and dividing by the number of Class Q shares that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees, although the actual calculations will be made by persons acting under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

PRICE OF SHARES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under How to Purchase Shares have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS

The ING Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange Class Q shares for Class Q shares of any other ING Fund that offers Class Q shares. The total value of shares being exchanged must at least equal the minimum investment requirement for Class Q shares of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. You should review the prospectus of the ING Fund you intend to exchange into before exchanging your shares.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's share will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.

In addition to the Funds available in this prospectus, ING Funds Distributor, Inc. offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by ING Funds Distributor, Inc., please see the inside back cover of this prospectus. Investors

 32      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

may obtain a copy of a prospectus of any ING Fund not discussed in this prospectus by calling (800) 992-0180.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.

SYSTEMATIC EXCHANGE PRIVILEGE

You may elect to have a specified dollar amount of Class Q shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in Class Q shares of any other open-end ING Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

SMALL ACCOUNTS (NON-RETIREMENT ONLY)

If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

ACCOUNT ACCESS

Unless your ING shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.pilgrimfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Service Representative you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Servicing Agent at (800)-992-0180 [select Option 1], obtain a policy over the internet at www.pilgrimfunds.com, or see the privacy policy that accompanies this Prospectus.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       33

MANAGEMENT OF THE FUNDS                                                  ADVISER
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING), a Delaware limited liability company, serves as the investment adviser to each of the Funds. ING has overall responsibility for the management of the Funds. ING provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

As of December 31, 2001, ING managed over $[    ] billion in assets.

ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

                                                      MANAGEMENT
FUND                                                     FEE
Growth + Value                                           1.00%
Growth Opportunities                                     0.95
LargeCap Growth                                          0.73
MidCap Growth                                            0.75
MidCap Opportunities                                     1.00
SmallCap Growth                                          1.00
SmallCap Opportunities                                   1.00
Research Enhanced Index                                  0.70
Large Company Value                                      0.63
MagnaCap                                                 0.72
Convertible                                              0.75
Equity and Income                                        0.75

ING DIRECTLY MANAGES THE PORTFOLIOS OF THE FOLLOWING FUNDS:

GROWTH OPPORTUNITIES FUND
LARGECAP GROWTH FUND
MIDCAP OPPORTUNITIES FUND
MIDCAP GROWTH FUND

The following individuals share responsibility for the day-to-day management of the Growth Opportunities Fund, the LargeCap Growth Fund, the MidCap Opportunities Fund and MidCap Growth Fund:

Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of ING, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since the Fund was formed in August 1998, LargeCap Growth Fund since October 1, 2000, Growth Opportunities Fund since November 1998, and MidCap Growth Fund since April 2000. Prior to joining ING in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer -- Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp.

Jeffrey Bernstein, Senior Vice President of ING, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since the Fund was formed in August 1998, Growth Opportunities Fund since November 1998, MidCap Growth Fund since April 2000 and Co-Portfolio Manager of LargeCap Growth Fund since January 2001. Prior to joining ING in October 1999, Mr. Bernstein was a portfolio manager at Northstar Investment Management Corp., which subsequently merged into ING. Prior to May 1998, Mr. Bernstein was a Portfolio Manager at Strong Capital Management. From 1995 to 1997, Mr. Bernstein was a Portfolio Manager at Berkeley Capital.

SMALLCAP OPPORTUNITIES FUND AND SMALLCAP GROWTH FUND

Mary Lisanti, whose background is described above, has served as manager of the SmallCap Opportunities Fund since July 1998 and SmallCap Growth Fund since April 2000.

LARGE COMPANY VALUE FUND

Thomas Jackson, Senior Vice President and Senior Portfolio Manager for value equity strategies at ING, has served as Portfolio Manager of Large Company Value Fund since June 2001. Prior to joining ING in June 2001, Mr. Jackson was a Managing Director at Prudential Investments (April 1990 through December 2000). Prior to April 1990, Mr. Jackson was Co-Chief Investment Officer and Managing Director at Century Capital Associates and Red Oak Advisors Inc.

MAGNACAP FUND

Thomas Jackson, whose background is described above has served as Portfolio Manager of MagnaCap Fund since June 2001.

Howard Kornblue, Senior Vice President and Senior Portfolio Manager for ING, has served as auxiliary Portfolio Manager of MagnaCap Fund since June 2001. From January 2001 to the present, Mr. Kornblue has served as Director of Value Strategies at ING. Mr. Kornblue served as Portfolio Manager of MagnaCap Fund from 1989 until January 2001.

EQUITY AND INCOME FUND

The following individuals share responsibility for the day-to-day management of the Equity and Income Fund:

Thomas Jackson, whose background is described above, has served as Portfolio Manager of the equity portion of Equity and Income Fund since June 2001.


 34      Management of the Funds

ADVISER                                                  MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Robert K. Kinsey, Vice President of ING, has served as a Portfolio Manager of the portion of Equity and Income Fund's assets that are invested in fixed-income assets, other than high yield securities, since May 24, 1999. Prior to joining ING, Mr. Kinsey was a Vice President and Fixed Income Portfolio Manager for Federated Investors from January 1995 to March 1999. From July 1992 to January 1995, Mr. Kinsey was a Principal and Portfolio Manager for Harris Investment Management.

Edwin Schriver, Senior Vice President of ING, has served as Senior Portfolio Manager of the high yield portion of the Equity and Income Fund's fixed-income assets since October 2000. Prior to joining ING, Mr. Schriver was a Senior High Yield Analyst for Dreyfus Corporation since 1998. From 1996 to 1997, Mr. Schriver was the President of Crescent City Research, an investment research and software firm. Prior to 1996, Mr. Schriver was president of an SEC registered investment adviser and held various senior portfolio management positions.

CONVERTIBLE FUND

Andrew Chow, Vice President of ING, has served as Portfolio Manager of Convertible Fund since October 1, 2000. Prior to joining ING, Mr. Chow was the portfolio manager of the Conseco Convertible Securities Fund since 1998. He joined Conseco, where he was also responsible for managing convertible securities accounts, in 1991.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       35

MANAGEMENT OF THE FUNDS                                             SUB-ADVISERS
--------------------------------------------------------------------------------

SUB-ADVISERS

For each of the following Funds, ING has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio.

RESEARCH ENHANCED INDEX FUND

AELTUS INVESTMENT MANAGEMENT, INC.

Aeltus Investment Management, Inc., (Aeltus), serves as Sub-Adviser to the Research Enhanced Index Fund. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly-owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of
[             ], 2001, Aeltus managed over $[  ] billion in assets. Its
principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

Hugh T. M. Whelan and Douglas E. Cote share the responsibility for the day-to-day management of the ING Research Enhanced Index Fund.

Mr. Whelan has served as co-manager of the Research Enhanced Index Fund since August 1, 2001. At Aeltus, he has served as a quantitative equity analyst since 1999. Previously, Mr. Whelan served as an analyst in Aeltus' fixed income group specializing in corporate securities since 1994.

Mr. Cote, has served as co-manager of the Research Enhanced Index Fund since August 1, 2001. At Aeltus, Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.

GROWTH + VALUE FUND

NAVELLIER FUND MANAGEMENT, INC.

A registered investment adviser, Navellier Fund Management, Inc. (Navellier) serves as Sub-Adviser to the Growth + Value Fund. Navellier and its affiliate, Navellier & Associates, Inc., manage over $5 billion for institutions, pension funds and high net worth individuals. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501.

Louis Navellier has managed the Growth + Value Fund since the Fund was formed in November 1996. Mr. Navellier has over 19 years of investment management experience and is the principal owner of Navellier & Associates, Inc. Mr. Navellier's investment newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.


 36      Management of the Funds

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:

ANNUALLY(1)        SEMI-ANNUALLY(1)   QUARTERLY(2)
-----------        ----------------   ------------
Research Enhanced  MagnaCap           Equity and
Index              Large Company      Income
Growth             Value              Convertible
Opportunities
LargeCap Growth
MidCap
Opportunities
MidCap Growth
Growth + Value
SmallCap
Opportunities
SmallCap Growth

(1) Distributions normally expected to consist primarily of capital gains.
(2) Distributions normally expected to consist, on an annual basis, of a variable combination of capital gains and ordinary income.

Each Fund distributes capital gains, if any, annually.

DIVIDEND REINVESTMENT

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class Q shares of a Fund invested in another ING Fund which offers Class Q shares.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information (SAI) for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 30% (in 2002 and 2003) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                     Dividends, Distributions and Taxes       37

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the adviser of any Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

INVESTMENTS IN FOREIGN SECURITIES (MAGNACAP, EQUITY AND INCOME AND LARGE COMPANY VALUE FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure of securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

INABILITY TO SELL SECURITIES (ALL FUNDS EXCEPT MAGNACAP, RESEARCH ENHANCED INDEX AND LARGECAP GROWTH FUNDS). Some securities usually trade in lower volume and may be less liquid than securities of large, established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

HIGH YIELD SECURITIES (EQUITY AND INCOME AND CONVERTIBLE FUNDS). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

CORPORATE DEBT SECURITIES (LARGE COMPANY VALUE, MAGNACAP, EQUITY AND INCOME AND CONVERTIBLE FUNDS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond


 38      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

CONVERTIBLE SECURITIES (GROWTH + VALUE, LARGE COMPANY VALUE, MAGNACAP, CONVERTIBLE AND EQUITY AND INCOME FUNDS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER INVESTMENT COMPANIES (EQUITY AND INCOME FUND). The Fund may invest up to 10% of its assets in other investment companies. When the a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

INTERESTS IN LOANS (EQUITY AND INCOME FUND). The Fund may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

DERIVATIVES (RESEARCH ENHANCED INDEX, LARGE COMPANY VALUE AND EQUITY AND INCOME FUNDS). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, and some do, so please check the description of the Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES (ALL FUNDS EXCEPT LARGECAP GROWTH, RESEARCH ENHANCED INDEX AND MAGNACAP FUNDS). The Funds may invest in small and mid- capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

PORTFOLIO TURNOVER. Each Fund (except MagnaCap Fund) is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

LENDING PORTFOLIO SECURITIES (LARGECAP GROWTH AND CONVERTIBLE FUNDS). In order to generate additional income, certain Funds may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

OTHER RISKS

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest in restricted and illiquid securities (except MagnaCap Fund may not invest in restricted securities). If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       39

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

BORROWING. Certain Funds may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. Certain Funds may make short sales. A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this prospectus apply at the time of investment.


 40      More Information About Risks

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditors, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request. Due to Class Q being recently offered, Financial Highlights are not included for Large Company Value Fund.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                   Financial Highlights       41

ING GROWTH + VALUE FUND                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the seven months ended May 31, 2001, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to May 31, 2001, the financial information was audited by other independent auditors.

                                                                          SIX MONTHS
                                                                            ENDED            SEVEN MONTHS          PERIOD
                                                                         NOVEMBER 30,           ENDED               ENDED
                                                                             2001              MAY 31,           OCTOBER 31,
                                                                          UNAUDITED              2001              2000(1)
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                                 24.90              26.73
 Income from investment operations:
 Net investment loss                                           $                                 -0.18              -0.05
 Net realized and unrealized loss on investments               $                                 -8.62              -1.78
 Total from investment operations                              $                                 -8.80              -1.83
 Less distributions from:
 Net realized gain on investments                              $                                  2.16                 --
 Tax return of capital                                         $                                  0.06                 --
 Total distributions                                           $                                  2.22                 --
 Net asset value, end of period                                $                                 13.88              24.90
 TOTAL RETURN(2):                                              %                                -38.00              -6.85
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                                   454              1,346
 Ratios to average net assets:
 Expenses(3)                                                   %                                  1.69               1.53
 Net investment loss(3)                                        %                                 -1.43              -1.19
 Portfolio turnover                                            %                                    95                163

--------------------------------------------------------------------------------

(1) Class Q commenced offering of shares on June 5, 2000.

(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

 42      ING Growth + Value Fund

FINANCIAL HIGHLIGHTS                               ING GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                          SIX MONTHS
                                                                            ENDED            FIVE MONTHS           PERIOD
                                                                         NOVEMBER 30,           ENDED              ENDED
                                                                             2001              MAY 31,          DECEMBER 31,
                                                                          UNAUDITED             2001              2000(1)
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                                25.48               32.58
 Income from investment operations:
 Net investment loss                                           $                                -0.10               -0.15
 Net realized and unrealized loss on investments               $                                -6.68               -5.46
 Total from investment operations                              $                                -6.78               -5.61
 Less distributions from:
 Net realized gain on investments                              $                                   --                1.49
 Total distributions                                           $                                   --                1.49
 Net asset value, end of period                                $                                18.70               25.48
 TOTAL RETURN(2):                                              %                               -26.61              -17.55
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                              $                                7,947              10,274
 Ratios to average net assets:
 Expenses(3)                                                   %                                 1.56                1.41
 Net investment loss(3)                                        %                                -1.17               -0.81
 Portfolio turnover                                            %                                  217                 326

--------------------------------------------------------------------------------

(1) Class Q commenced offering of shares on June 1, 2000.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than a year.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING Growth Opportunities Fund       43

ING LARGECAP GROWTH FUND                                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999, the financial information was audited by other independent auditors.

                                               SIX MONTHS
                                                 ENDED        ELEVEN MONTHS      YEAR      THREE MONTHS      YEAR        PERIOD
                                              NOVEMBER 30,        ENDED         ENDED         ENDED          ENDED        ENDED
                                                  2001           MAY 31,       JUNE 30,      JUNE 30,      MARCH 31,    MARCH 31,
                                               UNAUDITED         2001(1)         2000        1999(2)         1999        1998(3)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period   $                         43.71          28.43        25.24          15.66        12.50
 Income from investment operations:
 Net investment loss                    $                         -0.17          -0.20        -0.03          -0.02        -0.01
 Net realized and unrealized gain
 (loss) on investments                  $                        -18.26          15.86         3.22           9.87         3.26
 Total from investment operations       $                        -18.43          15.66         3.19           9.85         3.25
 Less distributions from:
 Net investment income                  $                            --             --           --             --         0.01
 Net realized gain on investments       $                          0.47           0.38           --           0.27         0.08
 Total distributions                    $                          0.47           0.38           --           0.27         0.09
 Net asset value, end of period         $                         24.81          43.71        28.43          25.24        15.66
 TOTAL RETURN(4):                       %                        -42.50          55.57        12.64          63.76        62.47
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period ($000's)     $                        12,534         24,838        6,044          4,908          799
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(5)(6)                    %                          1.19           1.26         1.23           1.26         1.25
 Gross expenses prior to expense
 reimbursement(5)                       %                          1.19           1.26         1.25           1.91        10.45
 Net investment loss after expense
 reimbursement(5)(6)                    %                         -0.50          -0.77        -0.36          -0.28        -0.62
 Portfolio turnover                     %                           331            139           27            253          306

--------------------------------------------------------------------------------

(1) Effective October 1, 2000, ING Investments, LLC assumed responsibility for the day-to-day management of the Fund.

(2) Effective May 24, 1999, ING Investments, LLC became the Adviser of the Fund; concurrently, Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its year end to June 30.

(3) The Fund commenced operations on July 21, 1997.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(5) Annualized for periods less than one year.

(6) The Adviser has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

 44      ING LargeCap Growth Fund

FINANCIAL HIGHLIGHTS                                      ING MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

For the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                     SIX MONTHS     ELEVEN                  THREE
                                                       ENDED        MONTHS       YEAR       MONTHS
                                                    NOVEMBER 30,     ENDED      ENDED       ENDED         YEAR ENDED MARCH 31,
                                                        2001        MAY 31,    JUNE 30,    JUNE 30,    --------------------------
                                                     UNAUDITED       2001      2000(1)     1999(2)      1999      1998      1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $                      35.67       26.94       25.14      23.30     18.01     17.99
 Income from investment operations:
 Net investment loss                          $                      -0.12       -0.29       -0.06      -0.12     -0.21     -0.04
 Net realized and unrealized gain (loss) on
 investments                                  $                     -10.10       17.92        1.86       3.56      7.48      0.32
 Total from investment operations             $                     -10.22       17.63        1.80       3.44      7.27      0.28
 Less distributions from:
 Net realized gain on investments             $                       5.96        8.90          --       1.60      1.98      0.26
 Total distributions                          $                       5.96        8.90          --       1.60      1.98      0.26
 Net asset value, end of period               $                      19.49       35.67       26.94      25.14     23.30     18.01
 TOTAL RETURN(3):                                           %       -33.14       77.87        7.16      15.77     42.00      1.39
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            $                     16,412      19,792      19,383     14,350    12,204    13,115
 Ratios to average net assets:
 Net expenses after expense
 reimbursement/recoupment(4)(5)               %                       1.19        1.26        1.24       1.23      1.22      1.25
 Gross expenses prior to expense
 reimbursement/recoupment(4)                  %                       1.18        1.26        1.25       1.31      1.95      1.84
 Net investment loss after expense
 reimbursement/recoupment(4)(5)               %                      -0.58       -1.00       -0.95      -0.71     -0.97     -0.69
 Portfolio turnover                           %                        262         148          55        154       200       153

--------------------------------------------------------------------------------

(1) Effective April 1, 2000, ING Investments, LLC assumed responsibility for the day-to-day management of the Fund.

(2) Effective May 24, 1999, ING Investments, LLC became the Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its year end to June 30.

(3) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) The Adviser has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 ING MidCap Growth Fund       45

ING MIDCAP OPPORTUNITIES FUND                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                          SIX MONTHS
                                                                            ENDED            FIVE MONTHS           PERIOD
                                                                         NOVEMBER 30,           ENDED              ENDED
                                                                             2001              MAY 31,          DECEMBER 31,
                                                                          UNAUDITED             2001              2000(1)
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                                19.16               22.57
 Income from investment operations:
 Net investment loss                                           $                                -0.08               -0.06
 Net realized and unrealized loss on investments               $                                -4.45               -1.17
 Total from investment operations                              $                                -4.53               -1.23
 Less distributions from:
 Net realized gain on investments                              $                                   --                2.18
 Total distributions                                           $                                   --                2.18
 Net asset value, end of period                                $                                14.63               19.16
 TOTAL RETURN(2):                                              %                               -23.64               -5.86
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                              $                                3,071               3,264
 Ratios to average net assets:
 Expenses(3)                                                   %                                 1.82                1.61
 Net investment loss(3)                                        %                                -1.28               -0.91
 Portfolio turnover                                            %                                  182                 188

--------------------------------------------------------------------------------

(1) Class Q commenced offering of shares on April 4, 2000.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

 46      ING MidCap Opportunities Fund

FINANCIAL HIGHLIGHTS                                    ING SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

For the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                       SIX MONTHS     ELEVEN                  THREE
                                                         ENDED        MONTHS       YEAR       MONTHS
                                                      NOVEMBER 30,     ENDED      ENDED       ENDED        YEAR ENDED MARCH 31,
                                                          2001        MAY 31,    JUNE 30,    JUNE 30,    ------------------------
                                                       UNAUDITED       2001      2000(1)     1999(2)     1999      1998     1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $                      20.47       21.19       18.56     19.27     13.19    14.16
 Income from investment operations:
 Net investment income (loss)                   $                      -0.16       -0.21       -0.06     -0.15      0.03    -0.07
 Net realized and unrealized gain (loss) on
 investments                                    $                      -4.61       10.30        2.69      0.22      6.16    -0.77
 Total from investment operations               $                      -4.77       10.09        2.63      0.07      6.19    -0.84
 Less distributions from:
 Net realized gain on investments               $                       2.24       10.81          --      0.78      0.11     0.13
 Total distributions                            $                       2.24       10.81          --      0.78      0.11     0.13
 Net asset value, end of period                 $                      13.46       20.47       21.19     18.56     19.27    13.19
 TOTAL RETURN(3):                               %                     -25.46       61.08       14.17      0.96     47.01    -6.03
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $                      9,080      12,569      11,013     9,107    12,508    1,013
 Ratios to average net assets:
 Net expenses after expense
 reimbursement/recoupment(4)(5)                 %                       1.50        1.52        1.45      1.53      1.52     1.51
 Gross expenses prior to expense
 reimbursement/recoupment(4)                    %                       1.49        1.57        1.49      1.63      2.39    10.79
 Net investment loss after expense
 reimbursement/recoupment(4)(5)                 %                      -1.01       -1.21       -1.21     -0.97     -1.52    -1.02
 Portfolio turnover                             %                        170         127          32        90        92      113

--------------------------------------------------------------------------------

(1) Effective April 1, 2000, ING Investments, LLC assumed responsibility for the day-to-day management of the Fund.

(2) Effective May 24, 1999, ING Investments, LLC, became the Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its year end to June 30.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) The Adviser has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                               ING SmallCap Growth Fund       47

ING SMALLCAP OPPORTUNITIES FUND                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                          SIX MONTHS
                                                                            ENDED            FIVE MONTHS           PERIOD
                                                                         NOVEMBER 30,           ENDED              ENDED
                                                                             2001              MAY 31,          DECEMBER 31,
                                                                          UNAUDITED             2001              2000(1)
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                                47.20              60.86
 Income from investment operations:
 Net investment loss                                           $                                -0.20              -0.27
 Net realized and unrealized loss on investments               $                                -8.19              -4.49
 Total from investment operations                              $                                -8.39              -4.76
 Less distributions from:
 Net realized gain on investments                              $                                   --               8.90
 Total distributions                                           $                                   --               8.90
 Net asset value, end of period                                $                                38.81              47.20
 TOTAL RETURN(2):                                              %                               -17.78              -8.29
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                                2,832              2,545
 Ratios to average net assets:
 Expenses(3)                                                   %                                 1.56               1.40
 Net investment loss(3)                                        %                                -1.28              -1.10
 Portfolio turnover                                            %                                  104                134

--------------------------------------------------------------------------------

(1) Class Q commenced offering of shares on April 4, 2000.

(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

 48      ING SmallCap Opportunities Fund

FINANCIAL HIGHLIGHTS                            ING RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

For the seven months ended May 31, 2001, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to May 31, 2001, the financial information was audited by other independent auditors.

                                                                          SIX MONTHS
                                                                            ENDED            SEVEN MONTHS
                                                                         NOVEMBER 30,           ENDED            PERIOD ENDED
                                                                             2001              MAY 31,            OCTOBER 31,
                                                                          UNAUDITED              2001               2000(1)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                                 11.17               11.98
 Income from investment operations:
 Net investment income                                         $                                    --                  --
 Net realized and unrealized loss on investments               $                                 -1.32               -0.81
 Total from investment operations                              $                                 -1.32               -0.81
 Net asset value, end of period                                $                                  9.85               11.17
 TOTAL RETURN(2):                                              %                                -11.82               -6.76
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                                   456                 273
 Ratios to average net assets:
 Expenses(3)                                                   %                                  1.29                1.32
 Net investment income (loss)(3)                               %                                  0.03               -0.05
 Portfolio turnover                                            %                                    26                  57

--------------------------------------------------------------------------------

(1) Class Q commenced offering of shares on April 4, 2000.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       ING Research Enhanced Index Fund       49

ING MAGNACAP FUND                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                          SIX MONTHS
                                                                            ENDED            ELEVEN MONTHS         PERIOD
                                                                         NOVEMBER 30,            ENDED             ENDED
                                                                             2001               MAY 31,           JUNE 30,
                                                                          UNAUDITED              2001             2000(1)
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                                 15.84             16.26
 Income from investment operations:
 Net investment income                                         $                                  0.07              0.05
 Net realized and unrealized loss on investments               $                                 -0.38             -0.47
 Total from investment operations                              $                                 -0.31             -0.42
 Less distributions from:
 Net investment income                                         $                                  0.10                --
 Net realized gain on investments                              $                                  1.88                --
 Total distributions                                           $                                  1.98                --
 Net asset value, end of period                                $                                 13.55             15.84
 TOTAL RETURN(2):                                              %                                 -2.60             -2.58
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                                11,184             9,928
 Ratios to average net assets:
 Expenses(3)                                                   %                                  1.11              1.24
 Net investment income(3)                                      %                                  0.53              0.46
 Portfolio turnover                                            %                                    92                26

--------------------------------------------------------------------------------

(1) Class Q commenced offering of shares on November 19, 1999.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

 50      ING MagnaCap Fund

FINANCIAL HIGHLIGHTS                                        ING CONVERTIBLE FUND
--------------------------------------------------------------------------------

For the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                        SIX MONTHS     ELEVEN                  THREE
                                                          ENDED        MONTHS       YEAR       MONTHS
                                                       NOVEMBER 30,     ENDED      ENDED       ENDED       YEAR ENDED MARCH 31,
                                                           2001        MAY 31,    JUNE 30,    JUNE 30,    -----------------------
                                                        UNAUDITED       2001        2000      1999(1)     1999     1998     1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period            $                      26.85       22.51       21.22     18.47    15.19    13.72
 Income from investment operations:
 Net investment income                           $                       0.59        0.44        0.09      0.43     0.48     0.42
 Net realized and unrealized gain (loss) on
 investments                                     $                      -4.84        7.82        1.31      3.09     4.19     1.50
 Total from investment operations                $                      -4.25        8.26        1.40      3.52     4.67     1.92
 Less distributions from:
 Net investment income                           $                       0.53        0.35        0.11      0.46     0.48     0.42
 Net realized gain on investments                $                       4.70        3.57          --      0.31     0.91     0.03
 Total distributions                             $                       5.23        3.92        0.11      0.77     1.39     0.45
 Net asset value, end of period                  $                      17.37       26.85       22.51     21.22    18.47    15.19
 TOTAL RETURN(2):                                %                     -17.50       40.36        6.62     19.66    31.54    14.13
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)               $                     29,629      56,165      17,537     8,741    7,080    4,599
 Ratio to average net assets:
 Net expenses after expense
 reimbursement/recoupment(3)(4)                  %                       1.15        1.25        1.23      1.23     1.22     1.25
 Gross expenses prior to expense
 reimbursement/recoupment(3)                     %                       1.14        1.25        1.23      1.35     2.35     2.90
 Net investment income after expense
 reimbursement/recoupment(3)(4)                  %                       2.47        1.88        2.04      2.37     5.99     3.29
 Portfolio turnover                              %                        145         129          28       138      160      167

--------------------------------------------------------------------------------

(1) Effective May 24, 1999, ING Investments, LLC, became the Adviser of the Fund and the Fund changed its year end to June 30.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   ING Convertible Fund       51

ING EQUITY AND INCOME FUND                                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                       SIX MONTHS     ELEVEN                  THREE
                                                         ENDED        MONTHS       YEAR       MONTHS
                                                      NOVEMBER 30,     ENDED      ENDED       ENDED        YEAR ENDED MARCH 31,
                                                          2001        MAY 31,    JUNE 30,    JUNE 30,    ------------------------
                                                       UNAUDITED       2001        2000      1999(1)     1999     1998      1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $                      14.94       19.04       18.85     18.48    13.42     12.69
 Income from investment operations:
 Net investment income                          $                       0.44        0.54        0.11      0.44     0.30      0.24
 Net realized and unrealized gain (loss) on
 investments                                    $                      -0.54       -0.57        0.16      2.50     5.07      0.73
 Total from investment operations               $                      -0.10       -0.03        0.27      2.94     5.37      0.97
 Less distributions from:
 Net investment income                          $                       0.47        0.40        0.08      0.50     0.31      0.24
 Net realized gain on investments               $                       1.14        3.67          --      2.07       --        --
 Total distributions                            $                       1.61        4.07        0.08      2.57     0.31      0.24
 Net asset value, end of period                 $                      13.23       14.94       19.04     18.85    18.48     13.42
 TOTAL RETURN(2):                               %                      -0.70       -0.60        1.44     17.49    40.21      7.60
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $                        373         230         190       176      166        73
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                            %                       1.25        1.30        1.25      1.25     1.26      1.26
 Gross expenses prior to expense
 reimbursement(3)                               %                       1.46        1.51        1.51      1.63    11.28    126.75
 Net investment income after expense
 reimbursement(3)(4)                            %                       3.61        3.36        2.30      2.41     4.09      2.15
 Portfolio turnover                             %                         76         173          63       165      260       213

--------------------------------------------------------------------------------

(1) Effective May 24, 1999, ING Investments, LLC, became the Adviser of the Fund and the Fund changed its year end to June 30.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

 52      ING Equity and Income Fund

In addition to the Funds offered in this prospectus, ING Funds Distributor, Inc. also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this prospectus by calling (800) 992-0180.

U.S. EQUITY
  [ING Biotechnology Fund]
  [ING MidCap Value Fund]
  [ING SmallCap Value Fund]

GLOBAL/INTERNATIONAL EQUITY
  ING Emerging Countries Fund
  ING Global Real Estate Fund
  ING International Fund
  ING International Core Growth
  ING International SmallCap Growth Fund
  ING International Value Fund
  ING Worldwide Growth Fund

FIXED INCOME
  ING GNMA Income Fund
  ING High Yield Fund
  ING High Yield Opportunity Fund
  ING Strategic Income Fund

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING FUNDS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING Funds. The SAI is legally part of this prospectus
(it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC).

Please write or call for a free copy of the current
Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at [www.pilgrimfunds.com]

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

ING Growth Opportunities Fund        811-4431
ING Equity Trust                     811-8817
  ING MidCap Opportunities Fund
ING Mayflower Trust                  811-7978
  ING Research Enhanced Index Fund
  ING Growth + Value Fund
ING SmallCap Opportunities Fund      811-4434
ING Investment Funds, Inc.           811-1939
  ING MagnaCap Fund
ING Mutual Funds                     811-7428
ING LargeCap Growth Fund
ING MidCap Growth Fund
ING SmallCap Growth Fund
ING Equity and Income Fund
ING Convertible Fund
ING Large Company Value Fund, Inc.   811-0865




                 [ING FUNDS LOGO]        QUSEQPROS100101-100101

       PROSPECTUS

[PHOTO]
       March 1, 2002

       Class I

                                                 INSTITUTIONAL CLASS SHARES

                                                 INTERNATIONAL FUNDS
                                                 ING International Fund
                                                 ING International Value Fund
                                                 ING Global Technology Fund

                                                 DOMESTIC EQUITY
                                                 GROWTH FUNDS
                                                 ING Growth Opportunities Fund

                                                 ING LargeCap Growth Fund
                                                 ING MidCap Opportunities Fund
                                                 ING SmallCap Opportunities Fund
                                                 ING Research Enhanced Index
                                                 Fund

                                                 DOMESTIC EQUITY
                                                 VALUE FUNDS
                                                 ING Large Company Value Fund
                                                 ING MagnaCap Fund

                                                 FIXED INCOME FUNDS
                                                 ING GNMA Income Fund
                                                 ING Intermediate Bond Fund
                                                 ING Classic Money Market Fund

       This prospectus contains
       important information about
       investing in the Class I
       shares of the ING Funds. You
       should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the Funds will
       achieve their objectives. As
       with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                          [ING FUNDS LOGO]
                                          (formerly the Pilgrim Funds)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET] OBJECTIVE



[COMPASS]INVESTMENT
         STRATEGY



[SCALE]  RISKS



[MONEY]  HOW THE
         FUND HAS
         PERFORMED



These pages contain a description of each of our Funds included in this prospectus, including each Fund's objective, investment strategy, and risks.

You'll also find:

HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).

WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

    FUNDS AT A GLANCE                                        2
    INTERNATIONAL FUNDS
    ING International Fund                                   4
    ING International Value Fund                             6
    ING Global Technology Fund                               8
    DOMESTIC EQUITY GROWTH FUNDS
    ING Growth Opportunities Fund                           10
    ING LargeCap Growth Fund                                12
    ING MidCap Opportunities Fund                           14
    ING SmallCap Opportunities Fund                         16
    ING Research Enhanced Index Fund                        18
    DOMESTIC EQUITY VALUE FUNDS
    ING Large Company Value Fund                            20
    ING MagnaCap Fund                                       22
    FIXED INCOME FUNDS
    ING GNMA Income Fund                                    24
    ING Intermediate Bond Fund                              26
    ING Classic Money Market Fund                           28

    WHAT YOU PAY TO INVEST                                  30
    SHAREHOLDER GUIDE                                       32
    MANAGEMENT OF THE FUNDS                                 36
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      39
    MORE INFORMATION ABOUT RISKS                            40
    FINANCIAL HIGHLIGHTS                                    43
    WHERE TO GO FOR MORE INFORMATION                Back cover

FUNDS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the objectives, main investments and risks of each ING Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objectives, strategies and risks, which begin on page 4.

                  FUND                                                   INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
INTERNATIONAL     International Fund                                     Long-term growth of capital
FUNDS             Adviser: ING Investments, LLC

                  International Value Fund                               Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Brandes Investment Partners, L.P.

                  Global Technology Fund                                 Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: ING Investment Management
                  Advisors B.V.


DOMESTIC          Growth Opportunities Fund                              Long-term growth of capital
EQUITY GROWTH     Adviser: ING Investments, LLC
FUNDS
                  LargeCap Growth Fund                                   Long-term capital appreciation
                  Adviser: ING Investments, LLC

                  MidCap Opportunities Fund                              Long-term capital appreciation
                  Adviser: ING Investments, LLC

                  SmallCap Opportunities Fund                            Capital appreciation
                  Adviser: ING Investments, LLC

                  Research Enhanced Index Fund                           Capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          Large Company Value Fund                               Long-term capital
EQUITY VALUE      Adviser: ING Investments, LLC                          appreciation, with income as a
FUNDS                                                                    secondary objective

                  MagnaCap Fund                                          Growth of capital, with
                  Adviser: ING Investments, LLC                          dividend income as a secondary
                                                                         consideration


FIXED INCOME      GNMA Income Fund                                       High current income,
FUNDS             Adviser: ING Investments, LLC                          consistent with liquidity and
                                                                         safety of principal

                  Intermediate Bond Fund                                 High current income,
                  Adviser: ING Investments, LLC                          consistent with the
                  Sub-Adviser: ING Investment Management LLC             preservation of capital and
                                                                         liquidity

                  ING Classic Money Market Fund                          High current income,
                  Adviser: ING Investments, LLC                          consistent with the
                  Sub-Adviser: ING Investment Management LLC             preservation of capital and
                                                                         liquidity

                                                               FUNDS AT A GLANCE
--------------------------------------------------------------------------------

MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities and equity equivalents of               Price volatility and other risks that accompany an
companies outside of the U.S.                             investment in growth-oriented foreign equities. Sensitive to currency exchange rates, international, political and
                                                          economic conditions and other risks that affect foreign
                                                          securities.


Equity securities of issuers located in countries         Price volatility and other risks that accompany an
outside the U.S., believed to have prices below           investment in foreign equities. Sensitive to currency
their long-term value.                                    exchange rates, international political and economic
                                                          conditions and other risks that affect foreign securities.


Equity securities of information technology               Price volatility and risks related to investments in equity
companies located throughout the world, including         securities. Products and services of companies engaged in
the United States.                                        the information technology sector are subject to relatively high risks of rapid obsolescence caused by scientific and
                                                          technological advances.


Equity securities of large, medium, and small U.S.        Price volatility and other risks that accompany an
companies believed to have growth potential.              investment in growth-oriented equity securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to have growth potential.                                 investment in growth-oriented equity securities.


Equity securities of medium-sized U.S. companies          Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          medium-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.


Equity securities of small-sized U.S. companies           Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.


Equity securities of large U.S. companies that make       Price volatility and other risks that accompany an
up the S&P 500 Index.                                     investment in equity securities.


Equity securities of large, ably managed, and well-       Price volatility and other risks that accompany an
financed U.S. companies.                                  investment in equity securities.


Equity securities that meet disciplined selection         Price volatility and other risks that accompany an
criteria designed to identify companies capable of        investment in equity securities.
paying rising dividends.


Mortgage-backed GNMA Certificates that are                Credit, interest rate, prepayment and other risks that
guaranteed as to the timely payment of principal          accompany an investment in government bonds and mortgage
and interest by the U.S. Government and certain of        related investments. Generally has less credit risk than
its agencies or instrumentalities.                        other income funds.


Investment grade debt securities with a minimum           Credit, interest rate, prepayment and other risks that
average portfolio quality being investment risk           accompany an investment in fixed income securities. May be
grade, and dollar weighted average maturity               sensitive to credit during economic downturns.
generally ranging between three and ten years.


High quality, U.S. dollar-denominated short-term          Credit, interest rate and other risks that accompany an
debt securities.                                          investment in U.S. dollar-denominated short-term debt
                                                          securities.

                                                                         ADVISER
ING INTERNATIONAL FUND                                      ING Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
The Fund's investment objective is to seek long-term growth of capital through investment in equity securities and equity equivalents of companies outside of the U.S.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in countries outside of the U.S. The Fund invests primarily in companies with a large market capitalization, but may also invest in mid- and small-size companies. The Fund generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the portfolio managers believe they present attractive investment opportunities. The Fund also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade debt securities.

The portfolio managers primarily use bottom-up fundamental analysis to identify stocks which they believe offer good value relative to their peers in the same industry, sector or region. They also use top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the portfolio managers focus on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the securities in which the Fund invests.

DEBT SECURITIES -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. The Fund could also lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

INABILITY TO SELL SECURITIES -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 4      ING International Fund

                                                          ING INTERNATIONAL FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                   YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)(4)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992      1993        1994      1995    1996    1997     1998    1999     2000     2001
  -----   --------    --------    ----    ----    -----    ----    -----    -----    -----
                          5.87    5.77    13.46    1.56    19.02   47.50    -8.30

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Because Class I shares were first offered in 2001, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.

(3) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as Class A shares.

(4) Prior to November 2, 2000, the Fund's portfolio manager employed a different stock selection criteria.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
           Fund's year-to-date total return as of December 31, 2001:
                                   [      ]%

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                       5 YEARS               10 YEARS
                                                                       1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)
Class A Return Before Taxes(3)                                   %      [  ]            [  ]                   N/A
Class A Return After Taxes on Distributions(3)                   %      [  ]            [  ]                   N/A
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(3)                                                      %      [  ]            [  ]                   N/A
MSCI EAFE Index(4)                                               %      [  ]            [  ](5)                N/A

(1) This table shows performance of the Class A shares of the Fund because Class I shares of the Fund did not have a full year's performance during the year ended December 31, 2001. See footnote (2) to the bar chart above.

(2) Class A commenced operations on January 3, 1994. Class I effective Date was November 9, 2001.

(3) Reflects deduction of sales charge of 5.75%.

(4) MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(5) Index return is since inception date of Class A.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING International Fund       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                    Brandes Investment Partners,
ING INTERNATIONAL VALUE FUND                                                L.P.
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
The Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.

The portfolio managers apply the technique of value investing by seeking stocks that their research indicates are priced below their long-term value.

The Fund holds common stocks, preferred stocks, American, European and global depositary receipts, as well as convertible securities.

Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S., which may include emerging market countries. The Fund may invest, at the time of purchase, up to the greater of:

- 20% of its assets in any one country or industry, or,

- 150% of the weighting of the country or industry in the Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented stocks in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

 6      ING International Value Fund

                                                    ING INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURN (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]

1992   1993     1994     1995     1996     1997     1998     1999     2000    2001
----   -----    -----    -----    -----    -----    -----    -----    ----    -----
                                  15.23    17.86    13.46    51.49    1.89

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Because Class I shares were first offered in 2001, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
           Fund's year-to-date total return as of December 31, 2001:
                                   [      ]%

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the MSCI EAFE Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                    5 YEARS               10 YEARS
                                                                   1 YEAR    (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)
Class A Return Before Taxes(3)                                  %   [    ]           [    ]                   N/A
Class A Return After Taxes on Distributions(3)                  %   [    ]           [    ]                   N/A
Class A Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %   [    ]           [    ]                   N/A
MSCI EAFE Index(4)                                              %   [    ]           [    ]                [    ](5)

(1) This table shows performance of the Class A shares of the Fund because Class I shares of the Fund did not have a full year's performance during the year ended December 31, 2001. See footnote (2) to the bar chart above.

(2) Class A commenced operations on March 6, 1995. Class I commenced operations on June 18, 2001.

(3) Reflects deduction of sales charge of 5.75%.

(4) MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(5) Index return is since inception date of Class A.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING International Value Fund       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                       ING Investment Management
ING GLOBAL TECHNOLOGY FUND                                         Advisors B.V.
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
The Fund seeks to provide investors with long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will operate as a diversified fund and invest at least 80% of its total assets in a portfolio of equity securities of information technology companies. The Fund defines information technology companies as those companies that derive at least 50% of their total revenues or earnings from information technology, hardware or software, or related consulting and services industries. This portion of the portfolio will have investments located in at least three different countries, including the United States which may also include emerging market countries. As a general matter, the Fund expects these investments to be in common stocks of large-, mid- and small-size companies.

The Sub-Adviser believes that because of rapid advances in information technology, investment in companies within this sector should offer substantial opportunities for long-term capital appreciation. The information technology area has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of the company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

The Sub-Adviser combines broad industry analysis and bottom-up company analysis to identify the stocks of companies it believes will become tomorrow's information technology leaders. In choosing investments for the Fund, the Sub-Adviser first identifies themes that address industry and technological changes. Using intensive fundamental research, the Sub-Adviser then analyzes individual companies worldwide to find those firms most likely to benefit from the selected investment themes.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities, and in particular securities issued in initial public offerings, face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

INDUSTRY CONCENTRATION -- as a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

INFORMATION TECHNOLOGY RISK -- information technology companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the information technology industry are subject to relative high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

 8      ING Global Technology Fund

                                                      ING GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]

    1992        1993        1994        1995        1996        1997        1998       1999      2000      2001
  --------    --------    --------    --------    --------    --------    --------    ------    ------    ------
                                                                                      140.15    -29.01

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Because Class I shares were first offered in 2001, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
         The Fund's year-to-date total return as of December 31, 2001:
                                   [      ]%

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- Goldman Sachs Technology Industry Composite Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)
Class A Return Before Taxes(3)                                  %  [    ]          [    ]                  N/A
Class A Return After Taxes on Distributions(3)                  %  [    ]          [    ]                  N/A
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(3)                                                     %  [    ]          [    ]                  N/A
Goldman Sachs Technology Industry Composite Index (reflects
no deduction for fees, expenses or taxes)(4)                    %  [    ]          [    ](5)               N/A

(1) This table shows performance of the Class A shares of the Fund because Class I shares of the Fund did not have a full year's performance during the year ended December 31, 2001. See footnote (2) to the bar chart above.

(2) Class A commenced operations on December 15, 1998. Class I effective date was November 9, 2001.

(3) Reflects deduction of sales charge of 5.75%.

(4) Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.

(5) Index return is since inception date of Class A.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              ING Global Technology Fund       9

                                                                         ADVISER
ING GROWTH OPPORTUNITIES FUND                               ING Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
This Fund seeks long-term growth of capital.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests primarily in common stock of U.S. companies that the portfolio managers believe have above average prospects for growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.

The portfolio managers use a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 10      ING Growth Opportunities Fund

                                                   ING GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992       1993        1994        1995        1996        1997        1998      1999      2000      2001
  -----    --------    --------    --------    --------    --------    --------    -----    ------    ------
                                                                          24.06    93.86    -18.74    [    ]

(1) These figures are for the year ended December 31 of each year.

            Best and worst quarterly performance during this period:
                           [  ] quarter [    ]: [  ]%
                           [  ] quarter [    ]: [  ]%
           Fund's year-to-date total return as of December 31, 2001:
                                     [  ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %  -18.74           26.62                  N/A
Class I Return After Taxes on Distributions                     %  -19.70           22.18                  N/A
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %  -10.56           20.87                  N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                     %   -9.11           17.67(3)               N/A

(1) Class I commenced operations on March 31, 1997.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) Index return is since inception date of Class I.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING Growth Opportunities Fund       11

                                                                         ADVISER
ING LARGECAP GROWTH FUND                                    ING Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
The Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund normally invests at least 80% of its net assets in equity securities of large U.S. companies. The Funds seeks to invest in companies that the portfolio managers believe have above-average prospects for growth. The equity securities in which the Fund may invest include common and preferred stock and warrants. The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). As of December 31, 2001, this meant market capitalizations in the range of $[--] billion to $[--] billion. The capitalization of companies in the S&P 500 Index will change with market conditions.

The portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. The portfolio managers use both a bottom-up analysis that evaluates the financial condition and competitiveness of individual companies and a top-down thematic approach and a sell discipline. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

MARKET TRENDS -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

 12      ING LargeCap Growth Fund

                                                        ING LARGECAP GROWTH FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992     1993     1994     1995     1996     1997     1998     1999      2000      2001
  -----    -----    -----    -----    -----    -----    -----    -----    ------    ------
                                                        59.45    96.41    -19.12      [  ]

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Because Class I shares were first offered in 2001, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.
(3) ING Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

            Best and worst quarterly performance during this period:
                          [  ] quarter [    ]: [    ]%
                          [  ] quarter [    ]: [    ]%
           Fund's year-to-date total return as of December 31, 2001:
                                     [  ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                  (FOR THE PERIODS ENDED DECEMBER 31, 2001)(1)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Russell 1000 Growth Index and the S&P 500 Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)
Class A Return Before Taxes(3)                                  %                                          N/A
Class A Return After Taxes on Distributions(3)                  %                                          N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(3)                                                       %                                          N/A
Russell 1000 Growth Index (reflects no deduction for fees,
expenses or taxes)(4)                                           %                         (6)              N/A
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(5)                                                       %                         (7)              N/A

(1) This table shows performance of the Class A shares of the Fund because Class I shares of the Fund did not have a full year's performance during the year ended December 31, 2001. See footnote (2) to the bar chart above.

(2) Class A commenced operations on July 21, 1997. Class I effective date was November 9, 2001.

(3) Reflects deduction of sales charge of 5.75%.

(4) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) The Russell 1000 Growth Index return is for period beginning July 1, 1997.

(7) The S&P 500 Index return is for period beginning August 1, 1997.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                               ING LargeCap Growth Fund       13

                                                                         ADVISER
ING MIDCAP OPPORTUNITIES FUND                               ING Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
This Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund normally invests at least 80% of its total assets in the common stocks of mid-sized U.S. companies. The Funds seeks to invest in companies that the portfolio managers feel have above average prospects for growth. For this Fund, mid-sized companies are companies with market capitalizations that fall within the range of companies in the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). As of December 31, 2001, the market capitalization of companies in the S&P MidCap 400 Index ranged from $--million to $-- billion. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 Index changes.

The portfolio managers use a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the portfolio managers feel have the potential for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

INABILITY TO SELL SECURITIES -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INITIAL PUBLIC OFFERINGS -- a significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

 14      ING MidCap Opportunities Fund

                                                   ING MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]




  1992     1993     1994     1995     1996     1997     1998     1999      2000     2001
  -----    -----    -----    -----    -----    -----    -----    -----    ------    ----
                                                                 103.19     0.08    [    ]

(1) These figures are for the year ended December 31 of each year.

            Best and worst quarterly performance during this period:
                            [  ] quarter [  ]: [  ]%
                            [  ] quarter [  ]: [  ]%
           Fund's year-to-date total return as of December 31, 2001:
                                     [  ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the S&P MidCap 400 Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %   [  ]             [  ]                    N/A
Class I Return After Taxes on Distributions                     %   [  ]             [  ]                    N/A
Class I Return After Taxes on Distributions and Sale of Fund    %   [  ]             [  ]                    N/A
  Shares
S&P MidCap 400 (reflects no deduction for fees, expenses or     %   [  ]             [  ](3)                 N/A
  taxes)(2)

(1) Class I commenced operations on August 20, 1998.

(2) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(3) Index return is since inception date of Class I.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                          ING MidCap Opportunities Fund       15

                                                                         ADVISER
ING SMALLCAP OPPORTUNITIES FUND                             ING Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
This Fund seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests at least 80% of its total assets in the common stock of smaller, lesser-known U.S. companies. The Fund seeks to invest in companies that the portfolio manager believes have above average prospects for growth. For this Fund, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The market capitalization range will change as the range of the companies included in the Russell 2000 Index changes. The market capitalization of companies held by the Fund as of December 31, 2001 ranged from $[--] million to $[--] billion.

The portfolio manager uses a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio manager seeks to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small-sized growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INITIAL PUBLIC OFFERINGS -- a significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

 16      ING SmallCap Opportunities Fund

                                                 ING SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]




        1992             1993        1994        1995        1996        1997        1998        1999        2000      2001
---------------------  --------    --------    --------    --------    --------    --------    --------    --------    -----
                                                                                                              -5.21    [    ]

(1) These figures are for the year ended December 31, 2000.

            Best and worst quarterly performance during this period:
                          [  ] quarter [    ]: [    ]%
                          [  ] quarter [    ]: [    ]%
           Fund's year-to-date total return as of December 31, 2001:
                                    [    ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %                                              N/A
Class I Return After Taxes on Distributions                     %                                              N/A
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %                                              N/A
Russell 2000 Index (reflects no deduction for fees, expenses
  or taxes)(2)                                                  %                                              N/A

(1) Class I commenced operations on April 1, 1999.

(2) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.

(3) Index return is since inception date of Class I.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        ING SmallCap Opportunities Fund       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                   Aeltus Investment Management,
ING RESEARCH ENHANCED INDEX FUND                                            Inc.
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
The Fund seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests at least 80% of its net assets in stocks included in the Standard & Poor's Composite Stock Price Index (S&P 500 Index). The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

In managing the Fund, the portfolio managers attempt to achieve the Fund's investment objective by overweighting those stocks in the S&P 500 Index that they believe will outperform the index, and underweighting (or avoiding altogether) those stocks that they believe will underperform the index. In determining stock weightings, the portfolio managers use internally developed quantitative computer models to evaluate various criteria such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the portfolio managers generally include in the Fund approximately 400 of the stocks included in the S&P 500 Index. Although the Fund will not hold all the stocks in the S&P 500 Index, the portfolio managers expect that there will be a close correlation between the performance of the Fund and that of the S&P 500 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g. price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.

The Fund may also invest in certain higher-risk investments, including derivatives (generally, these investments will be limited to S&P 500 Index options and futures on the S&P 500 Index).

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The portfolio managers try to remain fully invested in companies included in the S&P 500 Index, and generally do not change this strategy even temporarily, which could make the Fund more susceptible to poor market conditions.

MARKET TRENDS -- from time to time, the stock market may not favor the large company securities that are ranked as undervalued or fairly valued in which the Fund invests. Rather, the market could favor small company stocks, growth-oriented stocks, or may not favor equities at all.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

 18      ING Research Enhanced Index Fund

                                                ING RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992      1993        1994        1995        1996        1997        1998        1999       2000     2001
--------  --------    --------    --------    --------    --------    --------    --------    ------    ----
                                                                                     18.99    -11.83    [  ]

(1) These figures are for the year ended December 31 of each year.
(2) Prior to August 1, 2001 the Fund was managed by another sub-adviser.

            Best and worst quarterly performance during this period:
                          [  ] quarter [    ]: [    ]%
                          [  ] quarter [    ]: [    ]%
   Fund's year-to-date total return as of December 31, 2001:
                                     [    ]%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %                                          N/A
Class I Return After Taxes on Distributions                     %                                          N/A
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %                                          N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                     %                        (3)               N/A

(1) Class I commenced operations on December 30, 1998.

(2) The S&P 500 index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) Index return is for period beginning as of January 1, 1999.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       ING Research Enhanced Index Fund       19

                                                                         ADVISER
ING LARGE COMPANY VALUE FUND                                ING Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
The Fund's principal investment objective is long-term capital appreciation. Income is a secondary objective.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund will invest at least 80% of its total assets in common stock of large companies. The Fund seeks to invest in companies that the Adviser considers to be undervalued compared to the overall stock market. The Adviser considers large companies to consist of the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow, or earnings, or the 1000 largest companies, as measured by equity market capitalization. Within this universe of large, well-established companies, the Adviser will use a disciplined value approach to select investments that the Adviser considers to be undervalued compared to the overall stock market. The Adviser also analyzes candidates for investment for some catalyst or vector of change that may spark an increase in the share price.

The Fund may invest the remaining 20% of its assets in other types of securities, including foreign securities and smaller companies. The equity securities in which the Fund may invest include common stock, convertible securities, rights, warrants and exchange traded index funds (ETFs). To the degree that the Fund invests assets in non-U.S. securities, it may hedge the currency risk of these holdings with the use of forward contracts, or options on currencies. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities including bonds, notes, debentures, and short-term investments.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

CHANGES IN INTEREST RATES -- the value of the Fund's convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns to the Fund.

EXCHANGE TRADED FUNDS -- ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the funds' underlying NAVs. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund will receive the underlying securities which it must then sell in order to obtain cash.

Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

 20      ING Large Company Value Fund

                                                    ING LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992     1993     1994     1995     1996     1997     1998     1999     2000     2001
  -----    -----    -----    -----    -----    -----    -----    -----    -----    -----
  12.36    13.22    -3.11    22.57    26.46    30.36    21.42    15.54    -3.13     [  ]

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Because Class I shares were first offered in 2001, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.
(3) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as Class A shares.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
           Fund's year-to-date total return as of December 31, 2001:
                                    [    ]%

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- S&P 500 Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(2)
Class A Return Before Taxes(3)                                  %
Class A Return After Taxes on Distributions(3)                  %
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(3)                                                     %
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(4)                                                     %

(1) This table shows performance of the Class A shares of the Fund because Class I shares of the Fund did not have a full year's performance during the year ended December 31, 2001. See footnote (2) above to the bar chart.

(2) Class I effective date was November 9, 2001.

(3) Reflects deduction of sales charge of 5.75%.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Large Company Value Fund       21

                                                                         ADVISER
ING MAGNACAP FUND                                           ING Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
The Fund seeks growth of capital, with dividend income as a secondary consideration.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund is managed with the philosophy that companies that can best meet the Fund's objectives are established companies that meet disciplined valuation criteria and have the financial ability to have increased their dividends over the last decade. Under normal market conditions, the Fund invests at least 80% of its assets in stocks that meet the following criteria:

ATTRACTIVE VALUATION CHARACTERISTICS -- Companies with market capitalizations above $2 billion are screened for relatively attractive valuation characteristics. Multiple valuation measures may be considered including: price to earnings ratios; price to book value ratios; price to cash flow ratios; price to sales ratios; and enterprise value to earnings before interest, taxes, depreciation and amortization. Companies selling at low valuations compared to their expected growth rates will also be considered.

DIVIDENDS -- A company must have increased its dividends or had the financial capability to have increased its dividends over the past 10 years.

BALANCE SHEET STRENGTH -- A company's long term debt is rated investment grade by at least one nationally recognized rating agency.

Candidates for investment are also analyzed for some catalyst or vector of change that may spark an increase in share price.

The equity securities in which the Fund may invest include common stocks, convertible securities, and rights or warrants. Normally, the Fund's investments are generally in larger companies that are included in the largest 500 U.S. companies as measured by sales, earnings, or assets. The remainder of the Fund's assets may be invested in equity securities that the Adviser believes have growth potential because they represent an attractive value, but which may not meet the above criteria. The Fund's investments may focus on particular sectors depending on the adviser's perception of the market environment.

Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Fund may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

MARKET TRENDS -- from time to time, the stock market may not favor the value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

DEBT SECURITIES -- the value of convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter maturities.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

 22      ING MagnaCap Fund

                                                               ING MAGNACAP FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992     1993    1994    1995    1996     1997     1998     1999     2000     2001
  -----    ----    ----    ----    -----    -----    -----    -----    -----    ----
  8.02     9.25    4.15    35.22   18.51    27.73    16.09    12.20     1.23    [      ]

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Because Class I shares were first offered in 2001, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.

            Best and worst quarterly performance during this period:
                          [  ] quarter [    ]: [    ]%
                          [  ] quarter [    ]: [    ]%
           Fund's year-to-date total return as of December 31, 2001:
                                    [    ]%

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Standard & Poor's 500 Composite Price Index (S&P 500 Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(3)
                                                                   ------   ------------------   ---------------------
Class A Return Before Taxes(2)                                  %
Class A Return After Taxes on Distributions(2)                  %
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(4)                                                     %

(1) This table shows the performance of Class A shares of the Fund because Class I shares of the Fund did not have a full year's performance during the year ended December 31, 2001. See footnote (2) to the bar chart above.

(2) Reflects a sales charge of 5.75%.

(3) Class I effective date was November 9, 2001.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      ING MagnaCap Fund       23

                                                                         ADVISER
ING GNMA INCOME FUND                                        ING Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET]
The Fund's investment objective is to seek a high level of current income, consistent with liquidity and safety of principal, through investment primarily in Government National Mortgage Association (GNMA) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the United States Government.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal conditions, the Fund will invest at least 80% of the value of its total assets in GNMA Certificates. The remaining assets of the Fund will be invested in other securities issued or guaranteed by the U.S. Government, including U.S. Treasury securities and securities issued by the following agencies and instrumentalities of the U.S. Government: the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Fund may invest in debt securities of any maturity, although the portfolio manager expects to invest in long-term debt instruments.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PREPAYMENT RISK -- through investment in GNMA securities and other mortgage-related securities, the Fund may expose you to certain risks which may cause you to lose money. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of GNMA securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. If this occurs, the Fund's yields will decline correspondingly.

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. This Fund may be particularly sensitive to interest rates because it primarily invests in U.S. Government securities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund is subject to less credit risk than the other income funds because it principally invests in debt securities issued or guaranteed by the U.S. Government, its agencies and government sponsored enterprises.

Although FNMA and FHLMC are government-sponsored enterprises, their securities are not backed by the full faith and credit of the U.S. Government. Consequently, there are somewhat greater credit risks involved with investing in securities issued by those entities than in securities backed by the full faith and credit of the U.S. Government.

Other mortgage-related securities also are subject to credit risk associated with the underlying mortgage properties. These securities may be more volatile and less liquid than more traditional debt securities.

Please refer to the SAI for a complete description of GNMA Certificates and Modified Pass Through GNMA Certificates. The Fund intends to use the proceeds from principal payments to purchase additional GNMA Certificates or other U.S. Government guaranteed securities.

 24      ING GNMA Income Fund

                                                            ING GNMA INCOME FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]




1992   1993    1994     1995     1996     1997    1998     1999    2000    2001
----   ----    -----    -----    -----    ----    -----    ----    ----    -----
5.19   8.06    -2.07    15.91     5.71    10.20    7.52    0.58    10.36   [    ]

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Because Class I shares were first offered in 2001, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.
(3) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund, and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as Class A shares.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
           Fund's year-to-date total return as of December 31, 2001:
                                    [    ]%

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Lehman Brothers Mortgage-Backed Securities Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(2)
Class A Return Before Taxes(3)                                  %
Class A Return After Taxes on Distributions(3)                  %  [    ]        [    ]
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(3)                                                     %  [    ]        [    ]
Lehman Brothers Mortgage-Backed Securities Index(4)             %

(1) This table shows performance of the Class A shares of the Fund because Class I shares of the Fund did not have a full year's performance during the year ended December 31, 2001. See footnote (2) to bar chart above.

(2) Class I effective date was November 9, 2001.

(3) Reflects deduction of sales charge of 4.75%.

(4) The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index comprised of 520 mortgage-backed securities with an average yield of
    [    ]%. The average coupon of the index is [    ]%.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   ING GNMA Income Fund       25

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INTERMEDIATE BOND FUND                         ING Investment Management LLC
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
The Fund seeks to provide investors with a high level of current income, consistent with the preservation of capital and liquidity.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will operate as a diversified fund and invest at least 80% of its total assets in a portfolio of debt securities which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. Although the Fund may invest a portion of its assets in high yield (high risk) debt securities rated below investment grade, the Fund will seek to maintain a minimum average portfolio quality rating of at least investment grade. The dollar-weighted average maturity of the Fund will generally range between three and ten years.

The Fund may invest the remainder of its assets in: convertible securities and preferred stocks, U.S. Government securities, securities of foreign governments and supranational organizations, and high-quality money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objective; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Fund may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Fund may also sell securities short and may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Fund's assets may be invested in mortgage-backed securities and asset-backed debt securities.

In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, five-step investment process which uses fundamental economic and market research to identify bond market sectors and individual securities expected to provide above-average returns. The five steps are:

- First, the Sub-Adviser examines the sensitivity to interest rate movements of the portfolio and of the specific holdings of the portfolio to position the Fund in a way that attempts to maximize return while minimizing volatility.

- Second, the Sub-Adviser reviews yields relative to maturity and risk of bonds to determine the risk/reward characteristics of bonds of different maturity classes.

- Third, the Sub-Adviser identifies sectors that offer attractive value relative to other sectors.

- Fourth, the Sub-Adviser selects securities within identified sectors that offer attractive value relative to other securities within their sectors.

- Finally, the Sub-Adviser seeks trading opportunities to take advantage of market inefficiencies to purchase bonds at prices below their calculated value.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- debt securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer.

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

SPREAD RISK -- the price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

DEFAULT RISK -- an issuer of a security may default on its obligation to pay principal and/or interest.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments.

PREPAYMENT RISK -- the Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

EXTENSION RISK -- slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

RISKS OF HIGH YIELD BONDS -- high yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. Certain high yield bonds, such as zero coupon, deferred interest and payment-in-kind bonds, are issued at deep discounts and may experience greater volatility in market value. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities, and this may have an adverse effect on the market values of certain securities.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

RISK OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political and economic conditions: a lack of adequate company information; differences in the way securities markets operate; less secure foreign banks, securities depositories or exchanges than those in the U.S.; and foreign controls on investment.

 26      ING Intermediate Bond Fund

                                                      ING INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]




1992        1993        1994        1995        1996        1997        1998        1999      2000     2001
----      --------    --------    --------    --------    --------    --------    --------    -----    -----
                                                                                     -0.94    11.59    [    ]

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Because Class I shares were first offered in 2001, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
           Fund's year-to-date total return as of December 31, 2001:
                                    [    ]%

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Lehman Brothers Aggregate Bond Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)    (OR LIFE OF CLASS)
Class A Return Before Taxes(3)                                  %                                             N/A
Class A Return After Taxes on Distributions(3)                  %  [    ]          [    ]                     N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(3)                                                       %  [    ]          [    ]                     N/A
Lehman Brothers Mortgage-Backed Securities Index (reflects
no deduction for fees, expenses or taxes)(4)                    %                        (5)                  N/A

(1) This table shows performance of the Class A shares of the Fund because Class I shares of the Fund did not have a full year's performance during the year ended December 31, 2001. See footnote (2) to the bar chart above.

(2) Class A commenced operations on December 15, 1998. Class I effective date was November 9, 2001.

(3) Reflects deduction of sales charge of 4.75%.

(4) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. Government, investment grade, mortgage-backed and corporate debt securities.

(5) Index return since inception date of Class A.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Intermediate Bond Fund       27

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING CLASSIC MONEY MARKET FUND                      ING Investment Management LLC
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
The Fund seeks to provide investors with a high level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.


INVESTMENT STRATEGY


[COMPASS]

The Fund operates as a diversified fund and invests in a portfolio of high-quality, U.S. dollar denominated short-term debt obligations which are determined by the Sub-Adviser to present minimal credit risks.

Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

The Fund invests in obligations permitted to be purchased under Rule 2a-7 including, but not limited to, (i) U.S. Government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage-backed and asset-backed securities, guaranteed investment contracts, loan participation interests, medium-term notes, and other promissory notes, including floating and variable rate obligations, and (iii) the following domestic, Yankeedollar and Eurodollar obligations: certificates of deposit, time deposits, bankers acceptances, commercial paper, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries branches and agencies. The Fund may invest more than 25% of its total assets in instruments issued by domestic banks.

The Fund may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Fund may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate. The Fund may enter into repurchase agreements.

In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity, as well as adherence to regulatory requirements.
The four steps are:

- First, a formal list of high-quality issuers is actively maintained;

- Second, securities of issuers on the approved list which meet maturity guidelines and are rated first tier (that is, they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund's Board of Trustees) are selected for investment;

- Third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

- Finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The Fund is subject to the risks associated with investing in debt securities.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

CHANGES IN INTEREST RATES -- money market funds like the Fund are subject to less interest rate risk than other income funds because they invest in debt securities with a remaining maturity not greater than 397 days. Still, the value of the Fund's investment may fall when interest rates rise.

CREDIT RISK -- money market funds like the Fund are subject to less credit risk than other income funds because they invest in short-term debt securities of the highest quality. Still, the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

U.S. GOVERNMENT SECURITIES -- some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government Securities may be subject to price declines in the securities due to changing interest rates. If an obligation, such as obligations issued by the Federal National Mortgage Association, the Student Loan Marketing Association, the Federal Home Loan Bank and the Federal Home Loan Mortgage Corporation, is supported only by the credit of the agency or instrumentality issuing the obligation, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Securities directly supported by the full faith and credit of the United States have less credit risk.

RISK OF CONCENTRATION IN BANKING OBLIGATIONS -- the risks of concentrating in investments in the banking industry include credit risk, interest rate risks, and regulatory risk (the impact of state or federal legislation and regulations).

RISKS OF FOREIGN INVESTMENTS -- Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Further, adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.

 28      ING Classic Money Market Fund

                                                   ING CLASSIC MONEY MARKET FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]




1992                     1993        1994        1995        1996        1997        1998        1999        2000      2001
----                   --------    --------    --------    --------    --------    --------    --------    --------    ----
                                                                                                               6.34    [    ]

          (1) These figures are for the year ended December 31, 2000.

            Best and worst quarterly performance during this period:
                             3rd quarter 2000:    %
                             1st quarter 2000:    %

                          AVERAGE ANNUAL TOTAL RETURNS

The Fund's seven-day yield as of December 31, 2001 for the Class I shares was --%. The seven-day yield is an annualized figure -- the amount you would earn if you kept your investment in the Fund and the Fund continued to earn the same net interest income throughout the year.

The Fund's seven-day effective yield as of December 31, 2001 for the Class I shares was --%. The seven-day effective yield (also an annualized figure) assumes that dividends are reinvested and compounded.

The following performance table discloses the Fund's average annual total return.

                                                                   CLASS I
One year ended December 31, 2001                                %
Since inception(1)                                              %

(1) Class I commenced operations on October 13, 1999.

For the Fund's current seven-day yield and seven-day effective yield, call the Fund at 1-800-992-0180.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING Classic Money Market Fund       29

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. The tables that follow show the fees and expenses for each of the ING Funds.

FEES YOU PAY DIRECTLY

                                                                CLASS I
-----------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT
  (AS A % OF OFFERING PRICE)                                     none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)                                      none



OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

CLASS I

                                   DISTRIBUTION
                                       AND                            TOTAL
                                     SERVICE                          FUND             WAIVERS
                    MANAGEMENT       (12b-1)           OTHER        OPERATING            AND              NET
FUND                   FEE             FEES         EXPENSES(2)     EXPENSES      REIMBURSEMENTS(3)     EXPENSES
----------------------------------------------------------------------------------------------------------------
 International        1.00%            --                  (4)                             --
 International
  Value                1.00            --                  (4)                             --
 Global
Technology             1.25            --                  (4)
 Growth
 Opportunities         0.95            --                  (4)                             --
 LargeCap
 Growth(5)             0.73            --                  (8)            (8)              --                 (8)
 MidCap
 Opportunities(5)      1.00            --                  (4)(9)         (9)              --                 (9)
 SmallCap
 Opportunities(5)      1.00            --                  (4)(10)        (10)             --                 (10)
 Research
  Enhanced
  Index                0.70            --                  (4)                             --
 Large
  Company
  Value(5)             0.63            --                  (4)(7)         (7)              --                 (7)
 MagnaCap(5)           0.72            --                  (6)            (6)              --                 (6)
 GNMA
 Income(5)             0.52            --                  (4)(11)        (11)             --                 (11)
 Intermediate
  Bond                 0.50            --                  (4)
 Classic
  Money
  Market               0.25            --

--------------------------------------------------------------------------------

(1) This table shows the estimated operating expenses for each Fund as a ratio of expenses to average daily net assets. These estimates are based on each Fund's actual operating expenses for its most recent complete fiscal year.

(2) Because Class I shares are new for International Value, International, Global Technology, Large Company Value, MagnaCap, Intermediate Bond and GNMA Income Funds, expenses are estimated based on Class A expenses and contractual expenses negotiated with respect to Class I.

(3) ING Investments, LLC (ING) has entered into a written expense limitation agreement with ING Classic Money Market, Global Technology, GNMA Income, LargeCap Growth, Large Company Value, International and Intermediate Bond Funds under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING within three years. The amount of each Fund's expenses waived or reimbursed during the last fiscal year is shown under the heading Waivers and Reimbursements. The expense limit will continue through at least February 28, 2002. For GNMA Income Fund, the expense limit will continue through at least July 26, 2002. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING provides written notice of the termination of the expense limitation agreement at least 30 days prior to the end of the then current terms or upon termination of the investment management agreement.

(4) ING Group, LLC receives an annual administration fee equal to 0.10% of average daily net assets.

(5) Effective February 23, 2001 and March 23, 2001, certain ING Funds merged with MagnaCap, Large Company Value, LargeCap Growth, MidCap Opportunities, SmallCap Opportunities and GNMA Income Funds. It is expected that as a result of the mergers, operating expenses will be lower than the operating expenses prior to the mergers.

(6) Excludes one-time merger fees of 0.01% incurred in connection with the merger of another investment company into ING MagnaCap Fund.

(7) Excludes one-time merger fees of 0.06% incurred in connection with the merger of another investment company into ING Large Company Value Fund.

(8) Excludes one-time merger fees of 0.01% incurred in connection with the merger of another investment company into ING LargeCap Growth Fund.

(9) Excludes one-time merger fees of 0.09% incurred in connection with the merger of another investment company into ING MidCap Opportunities Fund.

(10) Excludes one-time merger fees of 0.03% incurred in connection with the merger of another investment company into ING SmallCap Opportunities Fund.

(11) Excludes one-time merger fees of 0.04% incurred in connection with the merger of another investment company into ING GNMA Income Fund.

 30      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the ING Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

                                                                   1           3           5           10
CLASS I FUND                                                      YEAR       YEARS       YEARS       YEARS
------------------------------------------------------------------------------------------------------------
 International
 International Value
 Global Technology
 Growth Opportunities
 LargeCap Growth
 MidCap Opportunities
 SmallCap Opportunities
 Research Enhanced Index
 Large Company Value
 MagnaCap
 GNMA Income
 Intermediate Bond
 Classic Money Market
------------------------------------------------------------------------------------------------------------

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       31

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

- The minimum initial investment for Class I shares is $1,000,000. Class I shares are available only to (i) certain defined benefit plans, insurance companies and foundations investing for their own account; (ii) certain wrap programs offered by broker-dealers and financial institutions; (iii) retirement plans affiliated with ING Group; and (iv) ING Group and its affiliates for purposes of corporate cash management.

- The minimum amount of each Class I investment after your first one is $100,000.

- We record most shares on our books electronically. We will issue a certificate if you ask us in writing, however most of our shareholders prefer not to have their shares in certificate form because certified shares can't be sold or exchanged by telephone.

- We have the right to refuse a request to buy shares.

Make your investment using the table on the right.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. The ING Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $10,000.


                           Initial                 Additional
     Method              Investment                Investment
 BY CONTACTING      An investment            Visit or consult an
 YOUR INVESTMENT    professional with an     investment professional.
 PROFESSIONAL       authorized firm can
                    help you establish and
                    maintain your account.
 BY MAIL            Visit or consult an      Fill out the Account
                    investment               Additions form included
                    professional. Make       on the bottom of your
                    your check payable to    account statement along
                    the ING Funds and mail   with your check payable
                    it, along with a         to the Fund and mail
                    completed Application.   them to the address on
                    Please indicate your     the account statement.
                    investment               Remember to write your
                    professional on the      account number on the
                    New Account              check.
                    Application.

 BY WIRE            Call the ING             Wire the funds in the
                    Operations Department    same manner described
                    at (800) 336-3436 to     under Initial
                    obtain an account        Investment.
                    number and indicate
                    your investment
                    professional on the
                    account.
                    Instruct your bank to
                    wire funds to the Fund
                    in the care of:
                    State Street Bank
                    and Trust Company
                    ABA #101003621
                    Kansas City, MO
                    credit to:
                    -------------
                    (the Fund) A/C
                    #751-8315; for further
                    credit to:
                    -------------------
                    Shareholder A/C #
                    -----------------
                    (A/C # you received
                    over the telephone)
                    Shareholder Name:
                   ----------------------
                    (Your Name Here)
                    After wiring funds you
                    must complete the
                    Account Application
                    and send it to:
                    ING Funds
                    P.O. Box 219368
                    Kansas City, MO
                    64121-9368

 32      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

You may redeem shares using the table on the right:

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $250,000.

- Minimum withdrawal amount is $1,000.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission (SEC). When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


        Method                         Procedures
 BY CONTACTING YOUR       You may redeem shares by contacting
 INVESTMENT               your investment professional.
 PROFESSIONAL             Investment professionals may charge
                          for their services in connection with
                          your redemption request, but neither
                          the Fund nor the Distributor imposes
                          any such charge.
 BY MAIL                  Send a written request specifying the
                          Fund name and share class, your
                          account number, the name(s) in which
                          the account is registered, and the
                          dollar value or number of shares you
                          wish to redeem to:
                          ING Funds
                          P.O. Box 219368
                          Kansas City, MO 64121-9368
                          If certificated shares have been
                          issued, the certificate must accompany
                          the written request. Corporate
                          investors and other associations must
                          have an appropriate certification on
                          file authorizing redemptions. A
                          suggested form of such certification
                          is provided on the Account
                          Application. A signature guarantee may
                          be required.
 BY TELEPHONE --          You may redeem shares by telephone on
 EXPEDITED REDEMPTION     all accounts other than retirement
                          accounts, unless you check the box on
                          the Account Application which
                          signifies that you do not wish to use
                          telephone redemptions. To redeem by
                          telephone, call the Shareholder
                          Servicing Agent at (800) 992-0180.
                          RECEIVING PROCEEDS BY CHECK:
                          You may have redemption proceeds (up
                          to a maximum of $100,000) mailed to an
                          address which has been on record with
                          the ING Funds for at least 30 days.
                          RECEIVING PROCEEDS BY WIRE:
                          You may have redemption proceeds
                          (subject to a minimum of $5,000) wired
                          to your pre-designated bank account.
                          You will not be able to receive
                          redemption proceeds by wire unless you
                          check the box on the Account
                          Application which signifies that you
                          wish to receive redemption proceeds by
                          wire and attach a voided check. Under
                          normal circumstances, proceeds will be
                          transmitted to your bank on the
                          business day following receipt of your
                          instructions, provided redemptions may
                          be made. In the event that share
                          certificates have been issued, you may
                          not request a wire redemption by
                          telephone.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       33

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of Class I of each Fund is calculated by taking the value of the Fund's assets attributable to Class I, subtracting the Fund's liabilities attributable to Class I, and dividing by the number of shares of Class I that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

The Classic Money Market Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund's net asset value can be maintained at $1.00 per share.

PRICE OF SHARES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under How to Purchase Shares have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of a Fund for shares of the same class of any other ING Fund. You should review the prospectus of the ING Fund you intend to exchange into before exchanging your shares.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly

 34      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.

In addition to the Funds available in this Prospectus, ING Funds Distributor, Inc. offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by ING Funds Distributor, Inc., please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $10,000, other than as a result of a decline in the NAV per share.

PRIVACY POLICY

The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Servicing Agent at (800)-992-0180 [select Option 1], obtain a policy over the internet at www.pilgrimfunds.com, or see the privacy policy that accompanies this Prospectus.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       35

MANAGEMENT OF THE FUNDS                                                  ADVISER
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING), a Delaware limited liability company, serves as the investment adviser to each of the Funds. ING has overall responsibility for management of the Funds. ING provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

Prior to April 30, 2001, ING Mutual Funds Management Co. LLC (IMFC) served as investment adviser to certain of the Funds. On April 30, 2001, IMFC, an indirect wholly-owned subsidiary of ING Group that had been under common control with ING, merged with ING.

As of December 31, 2001, ING managed over $[    ] billion in assets.

ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

                                                          ADVISORY
FUND                                                        FEE
----                                                      --------
International                                               1.00%
International Value                                         1.00
Global Technology                                           1.25
Growth Opportunities                                        0.95
LargeCap Growth                                             0.73
MidCap Opportunities                                        1.00
SmallCap Opportunities                                      1.00
Research Enhanced Index                                     0.70
Large Company Value                                         0.63
MagnaCap                                                    0.72
GNMA Income                                                 0.52
Intermediate Bond                                           0.50
Classic Money Market                                        0.25

ING DIRECTLY MANAGES THE PORTFOLIOS OF THE FOLLOWING FUNDS:

GROWTH OPPORTUNITIES FUND, MIDCAP
OPPORTUNITIES FUND AND LARGECAP GROWTH FUND

The following individuals share responsibility for the day-to-day management of the Growth Opportunities Fund and MidCap Opportunities Fund.

Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of ING, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since the Fund was formed in August 1998, Growth Opportunities Fund since November 1998, and LargeCap Growth Fund since October 2000. Prior to joining ING in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer -- Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp.

Jeffrey Bernstein, Senior Vice President of ING, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since the Fund was formed in August 1998 and Growth Opportunities Fund since November 1998. Mr. Bernstein has served as Co-Portfolio Manager of LargeCap Growth Fund since January 2001. Prior to joining ING in October 1999, Mr. Bernstein was a portfolio manager at Northstar Investment Management Corp., which subsequently merged into ING. Prior to May 1998, Mr. Bernstein was a Portfolio Manager at Strong Capital Management. From 1995 to 1997, Mr. Bernstein was a Portfolio Manager at Berkeley Capital.

SMALLCAP OPPORTUNITIES FUND

Mary Lisanti, whose background is described above, has served as manager of the SmallCap Opportunities Fund since July 1998.

INTERNATIONAL FUND

Richard T. Saler, Senior Vice President and Director of International Equity Investment Strategy of ING, has served as Senior Portfolio Manager of the portfolio management team that manages International Fund since January 1996. From 1986 until July 2000 he was Senior Vice President and Director of International Equity Strategy at Lexington Management Corporation (Lexington) (which was acquired by ING's parent company in July 2000).

Phillip A. Schwartz, Senior Vice President and Director of International Equity Investment Strategy of ING, has served as Senior Portfolio Manager of the portfolio management team that manages International Fund since January 1996. Prior to joining ING in July 2000, Mr. Schwartz was Senior Vice President and Director of International Equity Investment Strategy at Lexington (which was acquired by ING's parent company in July 2000). Prior to 1993, Mr. Schwartz was a Vice President of European Research Sales with Cheuvreux de Virieu in Paris and New York.

GNMA INCOME FUND

The following individuals share responsibility for the day-to-day management of the GNMA Income Fund:

Denis P. Jamison, Senior Vice President and Senior Portfolio Manager of ING since July 2000, has served as Senior Portfolio Manager of GNMA Income Fund since July 1981. Prior to July 2000, he was a Senior Vice President at Lexington (which was acquired by ING's parent company in July 2000). He is a Chartered Financial Analyst and a member of the New York Society of Security Analysts.

Roseann G. McCarthy, Assistant Vice President of ING since July 2000, has served as co-manager of GNMA Income Fund

 36      Management of the Funds

ADVISER AND SUB-ADVISER                                  MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

since May 1999. Prior to July 2000, she was an Assistant Vice President at Lexington (which was acquired by ING's parent company in July 2000). Prior to joining the Lexington Fixed Income Department in 1997, she was Mutual Fund Marketing and Research Coordinator. Prior to 1995, Ms. McCarthy was Fund Statistician and a Shareholder Service Representative for the Lexington Funds.

LARGE COMPANY VALUE FUND

Thomas Jackson, Senior Vice President and Senior Portfolio Manager for Value Equity Strategies at ING, has served as Portfolio Manager of Large Company Value Fund since June 2001. Prior to joining ING in June 2001, Mr. Jackson was a Managing Director at Prudential Investments (April 1990 through December 2000). Prior to April 1990, Mr. Jackson was Co-Chief Investment Officer and Managing Director at Century Capital Associates and Red Oak Advisors Inc.

MAGNACAP FUND

Thomas Jackson, whose background is described above, has served as Portfolio Manager of MagnaCap Fund since June 2001.

Howard Kornblue, Senior Vice President and Senior Portfolio Manager for ING, has served as Auxiliary Portfolio Manager of MagnaCap Fund since June 2001. From January 2001 to the present, Mr. Kornblue has served as Director of Value Strategies at ING. Mr. Kornblue served as Portfolio Manager of MagnaCap Fund from 1989 until January 2001.

SUB-ADVISERS

For the following Funds, ING has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio.

INTERNATIONAL VALUE FUND

BRANDES INVESTMENT PARTNERS, L.P.

A registered investment adviser, Brandes Investment Partners, L.P. (Brandes) serves as Sub-Adviser to the Pilgrim International Value Fund. The company was founded in 1974 as an investment advisory firm with 56 investment professionals who manage more than $50 billion in assets. Brandes' principal address is 11988 El Camino Real, Suite 500 San Diego, California 92130.

Brandes' Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund. Brandes uses a value-oriented approach to managing international investments, seeking to build wealth by buying high quality, undervalued stocks.

GLOBAL TECHNOLOGY FUND

ING INVESTMENT MANAGEMENT ADVISORS B.V.

ING Investment Management Advisors B.V. (IIMA) serves as Sub-Adviser to the Global Technology Fund. IIMA is located at Schenkkade 65, 2595 AS The Hague, The Netherlands. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Group. IIMA operates under the collective management of ING Investment Management which has assets under management of $ -- billion as of December 31, 2001.

Mr. Guy Uding has primary responsibility for managing the Fund and heads a three member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

CLASSIC MONEY MARKET FUND AND INTERMEDIATE
BOND FUND

ING INVESTMENT MANAGEMENT LLC

ING Investment Management LLC (IIM) serves as Sub-Adviser to the Classic Money Market Fund and the Intermediate Bond Fund. IIM is located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, Georgia 30327. IIM is engaged in the business of providing investment advice to portfolios which, as of December 31, 2001, were valued at $ -- billion. IIM also advises other registered investment companies.

James B. Kauffmann has primary responsibility for managing the Intermediate Bond Fund. Mr. Kauffmann joined IIM in 1996 and has over 14 years of investment experience. Prior to joining IIM, he spent four years at Alfa Investments Inc., where he was the senior fixed income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

Ms. Jennifer J. Thompson, CFA leads a team of three investment professionals in managing the Classic Money Market Fund. Ms. Thompson has been employed by IIM as an investment professional since 1998 and has seven years of investment experience.

RESEARCH ENHANCED INDEX FUND

AELTUS INVESTMENT MANAGEMENT, INC.

Aeltus Investment Management, Inc., (Aeltus) serves as Sub-Adviser to the Research Enhanced Index Fund. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly-owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of
  , 2001, Aeltus managed over $ -- billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       37

MANAGEMENT OF THE FUNDS                                                  ADVISER
--------------------------------------------------------------------------------

Hugh T. M. Whelan and Douglas E. Cote share the responsibility for the day-to-day management of the Research Enhanced Index Fund.

Mr. Whelan has served as co-manager of the Research Enhanced Index Fund since August 1, 2001. At Aeltus, he has served as a quantitative equity analyst since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities since 1994.

Mr. Cote has served as co-manager of the Research Enhanced Index Fund since August 1, 2001. At Aeltus, Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.


 38      Management of the Funds

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. The Money Market Fund and Intermediate Bond Fund declare dividends daily. Each Fund pays dividends if any, as follows:

ANNUALLY              SEMI-ANNUALLY(2)     MONTHLY
--------              ----------------     -------
Research Enhanced     MagnaCap             Classic Money Market
Index(1)              Large Company Value  GNMA
Growth                                     Intermediate Bond
Opportunities(1)
LargeCap Growth(1)
International Value
International
Global Technology
MidCap Opportunities
SmallCap
Opportunities

(1) Distributions normally expected to consist primarily of capital gains.
(2) Distributions normally expected to consist of ordinary income.
(3) Capital gains, if any, are distributed annually.

DIVIDEND REINVESTMENT

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class I shares of a Fund invested in another ING Fund which offers the Class.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     Dividends, Distributions and Taxes       39

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the adviser or sub-adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the adviser or sub-adviser of a Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

INABILITY TO SELL SECURITIES (ALL FUNDS EXCEPT RESEARCH ENHANCED INDEX, MAGNACAP, LARGECAP GROWTH, GNMA INCOME AND CLASSIC MONEY MARKET FUNDS). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

U.S. GOVERNMENT SECURITIES (GNMA INCOME, INTERMEDIATE BOND AND CLASSIC MONEY MARKET FUNDS). Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

CONVERTIBLE SECURITIES (ALL FUNDS EXCEPT RESEARCH ENHANCED INDEX, LARGECAP GROWTH, MIDCAP OPPORTUNITIES, SMALLCAP OPPORTUNITIES, GROWTH OPPORTUNITIES, GNMA INCOME AND CLASSIC MONEY MARKET FUNDS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

CORPORATE DEBT SECURITIES (LARGE COMPANY VALUE, MAGNACAP, INTERMEDIATE BOND AND INTERNATIONAL FUNDS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

OTHER INVESTMENT COMPANIES (INTERNATIONAL, INTERNATIONAL VALUE, GLOBAL TECHNOLOGY, AND INTERMEDIATE BOND FUNDS). Each Fund, except as limited in the SAI, may invest up to 10% of its assets in other investment companies. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES (GROWTH OPPORTUNITIES, LARGE COMPANY VALUE, MIDCAP OPPORTUNITIES AND SMALLCAP OPPORTUNITIES
FUNDS). The Funds may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

MORTGAGE-RELATED SECURITIES (GNMA INCOME AND INTERMEDIATE BOND FUNDS). Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that


 40      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

private guarantors or insurers will be able to meet their obligations.

DERIVATIVES (INTERMEDIATE BOND, LARGE COMPANY VALUE AND RESEARCH ENHANCED INDEX FUNDS). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

HIGH YIELD SECURITIES (INTERMEDIATE BOND FUND). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

INDUSTRY CONCENTRATION RISK (GLOBAL TECHNOLOGY FUND). As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

INFORMATION TECHNOLOGY RISK (GLOBAL TECHNOLOGY FUND). Information technology companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the information technology industry are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

INVESTMENTS IN FOREIGN SECURITIES (INTERNATIONAL VALUE, INTERNATIONAL, GLOBAL TECHNOLOGY, INTERMEDIATE BOND, LARGE COMPANY VALUE AND MAGNACAP FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

EMERGING MARKETS INVESTMENTS (INTERNATIONAL VALUE, INTERMEDIATE BOND, INTERNATIONAL AND GLOBAL TECHNOLOGY FUNDS). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

TEMPORARY DEFENSIVE STRATEGIES (ALL FUNDS EXCEPT CLASSIC MONEY MARKET
FUND). When the adviser or sub-adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       41

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

PORTFOLIO TURNOVER (ALL FUNDS EXCEPT INTERNATIONAL VALUE, MAGNACAP, GNMA INCOME AND CLASSIC MONEY MARKET FUNDS). Each Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

LENDING PORTFOLIO SECURITIES (INTERNATIONAL VALUE AND LARGECAP GROWTH FUNDS) In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

OTHER RISKS

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

BORROWING. Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. Certain Funds may make short sales. A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this prospectus apply at the time of investment.

INTERESTS IN LOANS. Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

RESTRICTED AND ILLIQUID SECURITIES (ALL FUNDS). Each Fund may invest in restricted and illiquid securities (except MagnaCap Fund may not invest in restricted securities). If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.


 42      More Information About Risks

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditor, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request. Because Class I shares of the ING International Value Fund, ING International Fund and ING Global Technology Fund had not commenced operations prior to October 31, 2001, (the Funds' fiscal year end), financial highlights are not presented for the Funds. Because Class I shares of the ING MagnaCap Fund, ING Large Company Value Fund and ING LargeCap Growth Fund had not commenced operations prior to May 31, 2001, (the Funds' fiscal year end), financial highlights are not presented for the Funds. Because Class I shares of the ING GNMA Income Fund and ING Intermediate Bond Fund had not commenced operations prior to March 31, 2001, (the Funds' fiscal year end), financial highlights are not presented for the Funds.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   Financial Highlights       43

ING GROWTH OPPORTUNITIES FUND                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the five months ended May 31, 2001 and the year ended December 31, 2000, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to December 31, 2000, the financial information was audited by other independent auditors.

                                                                                          CLASS I
                                                           ----------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED       FIVE MONTHS                                   PERIOD
                                                           NOVEMBER 30,      ENDED       YEAR ENDED DECEMBER 31,        ENDED
                                                               2001         MAY 31,     --------------------------   DECEMBER 31,
                                                            UNAUDITED       2001(1)      2000      1999      1998      1997(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                  $                     26.05        33.76     26.28    21.36       17.90
 Income from investment operations:
 Net investment income (loss)                          $                     -0.08        -0.15     -0.17    -0.05        0.01
 Net realized and unrealized gain (loss) on
 investments                                           $                     -6.87        -6.07     20.49     5.18        4.30
 Total from investment operations                      $                     -6.95        -6.22     20.32     5.13        4.31
 Less distributions from:
 Net realized gain on investments                      $                        --         1.49     12.84     0.21        0.85
 Total distributions                                   $                        --         1.49     12.84     0.21        0.85
 Net asset value, end of period                        $                     19.10        26.05     33.76    26.28       21.36
 TOTAL RETURN(3):                                      %                    -26.68       -18.74     93.86    24.06       24.29
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                      $                    79,174      108,005   132,953   83,233     113,529
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)           %                      1.31         1.16      1.00     1.00        1.02(5)
 Gross expenses prior to expense reimbursement(4)      %                      1.31         1.16      1.00     1.00        1.02
 Net investment income (loss) after expense
 reimbursement(4)                                      %                     -0.92        -0.56     -0.61    -0.13        0.08(5)
 Portfolio turnover rate                               %                       217          326       286       98          32

--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) Class I commenced offering of shares on March 31, 1997.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.

(4) Annualized for periods less than a year.

(5) Expenses calculated net of taxes and advisor reimbursement.

 44      ING Growth Opportunities Fund

FINANCIAL HIGHLIGHTS                               ING MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

For the five months ended May 31, 2001 and the year ended December 31, 2000, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to December 31, 2000, the financial information was audited by other independent auditors.

                                                                                              CLASS I
                                                                   --------------------------------------------------------------
                                                                    SIX MONTHS
                                                                      ENDED        FIVE MONTHS
                                                                   NOVEMBER 30,       ENDED           YEAR ENDED DECEMBER 31,
                                                                       2001          MAY 31,      -------------------------------
                                                                    UNAUDITED        2001(1)       2000      1999     1998(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                        $                        19.26        21.34     12.99     10.00
 Income from investment operations:
 Net investment loss                                         $                        -0.06        -0.13     -0.15     -0.02
 Net realized and unrealized gain (loss) on investments      $                        -4.47         0.23     12.09      3.01
 Total from investment operations                            $                        -4.53         0.10     11.94      2.99
 Less distributions from:
 Net realized gain on investments                            $                           --        -2.18     -3.59        --
 Total distributions                                         $                           --        -2.18     -3.59        --
 Net asset value, end of period                              $                        14.73        19.26     21.34     12.99
 TOTAL RETURN(3):                                            %                       -23.52         0.08    103.19     29.90
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                            $                       52,007       68,006    67,954    33,441
 Ratios to average net assets
 Net expenses after expense reimbursement(4)                 %                         1.52         1.36      1.41      1.50(5)
 Gross expenses prior to expense reimbursement(4)            %                         1.52         1.36      1.41      2.01
 Net investment loss after expense reimbursement(4)          %                        -0.97        -0.66     -1.04     -0.70(5)
 Portfolio turnover                                          %                          182          188       201        61

--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) Fund commenced operations on August 20, 1998.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) Expenses calculated net of taxes and adviser reimbursement.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                          ING MidCap Opportunities Fund       45

ING SMALLCAP OPPORTUNITIES FUND                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the five months ended May 31, 2001 and the year ended December 31, 2000, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to December 31, 2000, the financial information was audited by other independent auditors.

                                                                                             CLASS I
                                                                       ---------------------------------------------------
                                                                        SIX MONTHS
                                                                          ENDED        FIVE MONTHS         YEAR ENDED
                                                                       NOVEMBER 30,       ENDED           DECEMBER 31,
                                                                           2001          MAY 31,      --------------------
                                                                        UNAUDITED        2001(1)      2000     1999(2)
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                            $                         47.47      59.54     31.78
 Income from investment operations:
 Net investment loss                                             $                         -0.14      -1.00     -0.08
 Net realized and unrealized gain (loss) on investments          $                         -8.31      -2.17     35.40
 Total from investment operations                                $                         -8.45      -3.17     35.32
 Less distributions from:
 Net realized gain on investments                                $                            --       8.90      7.56
 Total distributions                                             $                            --       8.90      7.56
 Net asset value, end of period                                  $                         39.02      47.47     59.54
 TOTAL RETURN(3):                                                %                        -17.80      -5.21    126.05
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                                $                            --         --        --
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)                     %                          1.31       1.15      0.47(5)
 Gross expenses prior to expense reimbursement(4)                %                          1.31       1.15      0.47
 Net investment loss after expense reimbursement(4)              %                         -1.03      -0.75     -0.35(5)
 Portfolio turnover rate                                         %                           104        134       223

--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) Class I commenced offering of shares on April 1, 1999.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) Expenses calculated net of taxes and advisor reimbursement.

 46      ING SmallCap Opportunities Fund

FINANCIAL HIGHLIGHTS                            ING RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

For the seven months ended May 31, 2001, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to May 31, 2001, the financial information was audited by other independent auditors.

                                                                                           CLASS I
                                                                   -------------------------------------------------------
                                                                    SIX MONTHS
                                                                      ENDED       SEVEN MONTHS                   PERIOD
                                                                   NOVEMBER 30,      ENDED       YEAR ENDED       ENDED
                                                                       2001         MAY 31,      OCTOBER 31,   OCTOBER 31,
                                                                    UNAUDITED       2001(1)         2000         1999(2)
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                      11.25         11.17         10.00
 Income from investment operations:
 Net investment income                                         $                       0.02          0.04          0.06
 Net realized and unrealized gain (loss) on investments        $                      -1.33          0.19          1.11
 Total from investment operations                              $                      -1.31          0.23          1.17
 Less distributions from:
 Net realized gain on investments                              $                         --          0.15            --
 Total distributions                                           $                         --          0.15            --
 Net asset value, end of period                                $                       9.94         11.25         11.17
 TOTAL RETURN(3):                                              %                     -11.64          2.00         11.70
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                     25,172        28,473        27,927
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)                   %                       1.04          1.07          0.98(5)
 Gross expenses prior to expense reimbursement(4)              %                       1.04          1.07          1.23
 Net investment income after expense reimbursement(4)          %                       0.27          0.34          0.62(5)
 Portfolio turnover rate                                       %                         26            57            26

--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) The Fund commenced operations on December 30, 1998.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) Expenses calculated net of taxes and advisor reimbursement.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                       ING Research Enhanced Index Fund       47

ING CLASSIC MONEY MARKET FUND                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the five months ended March 31, 2001, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent accountants. For all periods ended prior to March 31, 2001, the financial information was audited by other independent accountants.

                                                                                           CLASS I
                                                                   -------------------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED       FIVE MONTHS      YEAR         PERIOD
                                                                   SEPTEMBER 30,      ENDED         ENDED         ENDED
                                                                       2001         MARCH 31,    OCTOBER 31,   OCTOBER 31,
                                                                     UNAUDITED       2001(1)        2000         1999(2)
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                       1.00          1.00          1.00
 Income from investment operations:
 Net investment income                                         $                       0.02          0.06            --
 Total from investment operations                              $                       0.02          0.06            --
 Less distributions from:
 Net investment income                                         $                       0.02          0.06            --
 Total distributions                                           $                       0.02          0.06            --
 Net asset value, end of period                                $                       1.00          1.00          1.00
 TOTAL RETURN(3):                                              %                       2.46          6.19          0.28
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                     10,816        12,061         1,906
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)                %                       0.31          0.28          0.31
 Gross expenses prior to expense reimbursement(4)              %                       0.55          0.41          0.59
 Net investment income after expense reimbursement(4)(5)       %                       6.08          5.96          5.29

--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to March 31.

(2) Class I commenced offering of shares on October 13, 1999.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

 48      ING Classic Money Market Fund

In addition to the Funds offered in this Prospectus, ING Funds Distributor, Inc. also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

ING U.S. EQUITY FUNDS
  ING Growth Fund
  ING Small Company Fund
  ING Value Opportunity Fund
  ING Technology Fund
  ING Balanced Fund
  ING Growth and Income Fund
ING INCOME FUNDS
  ING Bond Fund
  ING Government Fund
  ING Premier Money Market Fund
ING INTERNATIONAL FUND
  ING International Growth Fund
ASSET ALLOCATION FUNDS
  ING Ascent Fund
  ING Crossroads Fund
  ING Legacy Fund

         [ING FUNDS LOGO]         PPPROS070301-070601

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING FUNDS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING Funds. The SAI is legally part of this prospectus
(it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC). Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at [WWW.PILGRIMFUNDS.COM]

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

ING Growth Opportunities Fund        811-4431
ING Equity Trust                     811-8817
  ING MidCap Opportunities Fund
ING Mayflower Trust                  811-7978
  ING Research Enhanced Index Fund
  ING International Value Fund
ING SmallCap Opportunities Fund      811-4434
ING Funds Trust                      811-8895
  ING Classic Money Market Fund
  ING Global Technology Fund
  ING Intermediate Bond Fund
ING International Fund, Inc.         811-8172
ING Investment Funds, Inc.           811-1939
  ING MagnaCap Fund
ING Large Company Value              811-0865
ING GNMA Income Fund, Inc.           811-2401
ING Mutual Funds                     811-7428
  ING LargeCap Growth Fund

                                     PART C
                                OTHER INFORMATION

ITEM 23.    EXHIBITS

(a)      (1)     Form of Articles of Restatement of Articles of Incorporation -
                 Filed as an exhibit to Post-Effective Amendment No. 38 to the Registrant's Form N-1A Registration Statement as filed on
                 October 30, 1997 and incorporated herein by reference.

         (2) Form of Articles of Amendment to Articles of Incorporation - Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant's Form N-1A Registration Statement on October 27, 1998 and incorporated herein by reference.

         (3)     Form of Articles Supplementary designating Class C and Class Q
                 - Filed as an exhibit to Post-Effective Amendment No. 42 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

         (4) Form of Articles Supplementary designating Class Q - Filed as an exhibit to Post-Effective Amendment No. 46 to the Registrant's Form N-1A Registration Statement on January 4, 2000 and incorporated herein by reference.

         (5) Form of Articles Supplementary designating Class I - Filed as an exhibit to Post-Effective Amendment No. 51 to the Registrant's Form N-1A Registration Statement on November 9, 2001 and incorporated herein by reference.

(b) Form of Amended and Restated Bylaws - Filed as an exhibit to Post-Effective Amendment No. 38 to the Registrant's Form N-1A Registration Statement as filed on October 30, 1997 and incorporated herein by reference.

(c)              Not Applicable

(d)      (1)     Form of Investment Management Agreement with respect to
                 High Yield Fund - - Filed as an exhibit to Post-Effective
                 Amendment No. 47 to the Registrant's Form N-1A Registration
                 Statement on November 1, 2000 and incorporated herein by reference.

         (2) Form of Investment Management Agreement with respect to MagnaCap Fund -- Filed as an exhibit to Post-Effective Amendment No. 47 to the Registrant's Form N-1A Registration Statement on November 1, 2000 and incorporated herein by reference.

(e)      (1)     Form of Underwriting Agreement - Filed as an exhibit to
                 Post-Effective Amendment No. 48 to the Registrant's Form N-1A
                 Registration Statement on March 1, 2001 and incorporated herein by reference.

         (2) Form of Selling Group Agreement - Filed as an exhibit to Post-Effective Amendment No. 38 to the Registrant's Form N-1A Registration Statement as filed on October 30, 1997 and incorporated herein by reference.

(f)              Not Applicable

(g)      (1)      Form of Custodian and Investment Accounting Agreement
                  between Registrant and State Street Bank and Trust Company -- to be filed in a subsequent Post-Effective Amendment.
         (2)      Form of Custody Agreement - Filed as an exhibit to
                  Post-Effective Amendment No. 38 to the Registrant's Form N-1A
                  Registration Statement as filed on October 30, 1997 and incorporated herein by reference.

         (3) Form of Recordkeeping Agreement - Filed as an exhibit to Post-Effective Amendment No. 38 to the Registrant's Form N-1A Registration Statement as filed on October 30, 1997 and incorporated herein by reference.

(h)      (1)     Form of Shareholder Servicing Agreement - Filed as an exhibit to Post-Effective Amendment No. 42 to the Registrant's Form
                 N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

         (2) Form of Amended and Restated Expense Limitation Agreement - Filed as an exhibit to Post-Effective Amendment No. 42 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

         (3) Form of Administration Agreement -- to be filed in a subsequent Post-Effective Amendment.

(i)      (1)     Opinion and Consent of Counsel - Filed as an exhibit to
                 Post-Effective Amendment No. 39 to the Registrant's Form N-1A
                 Registration Statement on August 28, 1998 and incorporated herein by reference.

         (2) Opinion of Counsel -- filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant's N-1A Registration Statement on November 9, 2001 and incorporated herein by reference.

(j)      (1)     Consent of KPMG LLP - to be filed in a subsequent
                 Post-Effective Amendment.

         (2)     Consent of Dechert - to be filed in a subsequent
                 Post-Effective Amendment.

(k)              Not Applicable

(l) Form of Investment Letter - Filed as an exhibit to Registrant's initial Form N-1A Registration Statement and incorporated herein by reference.

(m)      (1)     Form of Service and Distribution Plan for Class A Shares -
                 Filed as an exhibit to Post-Effective Amendment No. 38 to the Registrant's Form N-1A Registration Statement as filed on
                 October 30, 1997 and incorporated herein by reference.

         (2) Form of Service and Distribution Plan for Class B Shares - Filed as an exhibit to Post-Effective Amendment No. 41 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

         (3) Form of Service and Distribution Plan for Class M Shares - Filed as an exhibit to Post-Effective Amendment No. 38 to the Registrant's Form N-1A Registration Statement as filed on October 30, 1997 and incorporated herein by reference.

         (4) Form of Service and Distribution Plan for Class C Shares - Filed as an exhibit to Post-Effective Amendment No. 41 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

         (5) Form of Service Plan for Class Q Shares - Filed as an exhibit to Post-Effective Amendment No. 44 to the Registrant's Form N-1A Registration Statement on October 29, 1999 and incorporated herein by reference.

         (6) Form of Amended and Restated Service Plan for Class B Shares - Filed as an exhibit to Post-Effective Amendment No. 49 to Registrant's Form N-1A Registration Statement on July 31, 2001 and incorporated herein by reference.

(n)      (1)     Form of Amended and Restated Multiple Class Plan Adopted
                 Pursuant to Rule 18f-3 - Filed as an exhibit to Post-Effective
                 Amendment No. 44 to the Registrant's Form N-1A Registration
                 Statement on October 29, 1999 and incorporated herein by reference.

         (2) Form of Multiple Class Plan Adopted Pursuant to Rule 18f-3 -- Filed as an exhibit to Post-Effective Amendment No. 50 to Registrant's Form N-1A Registration Statement on October 1, 2001 and incorporated herein by reference.

         (3) Form of Amended and Restated Multiple Class Plan Adopted Pursuant to Rule 18f-3 - Filed as an exhibit to Post-Effective Amendment No. 51 to Registrant's Form N-1A Registration Statement on November 9, 2001 and incorporated herein by reference..

(o) Pilgrim Funds' Code of Ethics - Filed as an exhibit to Post-Effective Amendment No. 49 to Registrant's Form N-1A Registration Statement on July 31, 2001 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      None.

ITEM 25. INDEMNIFICATION

      Reference is made to Article VIII, Section 8 of the Registrant's By-Laws filed as Exhibit (b).

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, a suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS

      Information as to the directors and officers of the Investment Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Investment Manager in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

      (a) Pilgrim Securities, Inc. is the principal underwriter for the Registrant and for Pilgrim Advisory Funds, Inc., Pilgrim Investment Funds, Inc., Pilgrim Bank and Thrift Fund, Inc., Pilgrim Prime Rate Trust, Pilgrim Mutual Funds, Pilgrim Equity Trust, Pilgrim SmallCap Opportunities Fund, Pilgrim Growth Opportunities Fund, Pilgrim Mayflower Trust, Pilgrim

Balance Sheet Opportunities Fund, Pilgrim Government Securities Fund and Pilgrim High Yield Fund III.

      (b) Information as to the directors and officers of Pilgrim Securities, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

      (c)   Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

      The accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant or its Shareholder Servicing Agent. (See Parts A and B).

ITEM 29. MANAGEMENT SERVICES

      None.

ITEM 30. UNDERTAKINGS

      Not applicable.

                                  SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale, and State of Arizona on the 28th day of December, 2001.


                                    PILGRIM INVESTMENT FUNDS, INC.

                                    By:   /s/ Kimberly A. Anderson
                                          ----------------------------
                                          Kimberly A. Anderson
                                          Vice President and Secretary

      Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            SIGNATURE                   TITLE                        DATE
            ---------                   -----                        ----

                                        Director and Chairman  December 28, 2001
---------------------------------
         John G. Turner*

                                        President and Chief    December 28, 2001
                                        Executive Officer
---------------------------------
       James M. Hennessy*

                                        Senior Vice President  December 28, 2001
                                        and Principal
                                        Financial Officer
---------------------------------
       Michael J. Roland*

                                        Director               December 28, 2001
---------------------------------
        Paul S. Doherty*

                                        Director               December 28, 2001
---------------------------------
         Alan L. Gosule*
                                        Director               December 28, 2001

---------------------------------
       Walter H. May, Jr.*

                                        Director               December 28, 2001
---------------------------------
      Thomas J. McInerney*

                                        Director               December 28, 2001
---------------------------------
          Jock Patton*

                                        Director               December 28, 2001

---------------------------------
       David W.C. Putnam*

                                        Director               December 28, 2001

---------------------------------
        Blaine E. Rieke*

                                        Director               December 28, 2001

---------------------------------
      Richard A. Wedemeyer*


*By:  /s/ Kimberly A. Anderson
      ------------------------
      Kimberly A. Anderson,
      Attorney-in-Fact**


** Pursuant to Powers of Attorney filed as an attachment to Post-Effective Amendment No. 48 to the Registrant's Form N-1A Registration Statement as filed on March 1, 2001, and incorporated herein by reference.